UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 10/31/2009

Item 1	–	Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

ANNUAL REPORT    |    OCTOBER 31, 2009

Federal Trust Fund

FedFund

TempCash

TempFund

T-Fund

Treasury Trust Fund

MuniCash

MuniFund

California Money Fund

New York Money Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable Fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Distributional Management Corp.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information as of October 31, 2009

Federal Trust Fund

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	87%
U.S. Treasury Obligations	13

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	(0.04)%	0.12%
Dollar	(0.04)%	0.12%
Administration	(0.04)%	0.12%

FedFund

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	53%
U.S. Government Sponsored Agency Obligations	43
U.S. Treasury Obligations	10
Liabilities in Excess of Other Assets	(6)

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.06%	0.07%
Dollar	0.00%	0.01%
Cash Reserve	0.00%	0.01%
Cash Management	0.00%	0.01%
Administration	0.00%	0.01%
Select	0.00%	0.01%
Private Client	0.00%	0.01%
Premier	0.00%	0.01%

TempCash

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	36%
Commercial Paper	24
U.S. Government Sponsored Agency Obligations	13
Repurchase Agreements	12
Municipal Bonds	5
U.S. Treasury Obligations	5
Master Notes	4
Corporate Notes	3
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.19%	0.19%
Dollar	0.00%	0.00%
Administration	0.09%	0.09%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Fund Information (continued) as of October 31, 2009

TempFund

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	55%
Commercial Paper	13
U.S. Government Sponsored Agency Obligations	11
Repurchase Agreements	9
U.S. Treasury Obligations	5
Master Notes	4
Corporate Notes	2
Municipal Bonds	1

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.18%	0.18%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.08%	0.08%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

T-Fund

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	67%
U.S. Treasury Obligations	33

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	(0.03)%	0.05%
Dollar	(0.03)%	0.05%
Cash Management	(0.03)%	0.05%
Administration	(0.03)%	0.05%
Select	(0.03)%	0.05%
Private Client	(0.03)%	0.05%
Premier	(0.03)%	0.05%

Treasury Trust Fund

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	(0.09)%	0.08%
Dollar	(0.09)%	0.08%
Cash Management	(0.09)%	0.08%
Administration	(0.09)%	0.08%

MuniCash

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	88%
Municipal Bonds	10
Municipal Put Bonds	1
Commercial Paper	1

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.25%	0.25%
Dollar	0.00%	0.00%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	5

Fund Information (concluded) as of October 31, 2009

MuniFund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	16
Municipal Put Bonds	1
Commercial Paper	6

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.17%	0.17%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.07%	0.07%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

California Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	13
Municipal Put Bonds	1
Commercial Paper	7
Other Assets Less Liabilities	4

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.15%	0.15%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.05%	0.05%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

New York Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Municipal Bonds	12
Municipal Put Bonds	2
Other Assets Less Liabilities	5

Total	100%

Yields	7-Day SEC Yields	7-Day Yields
Institutional	0.11%	0.11%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.01%	0.01%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions including sales charges; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) are intended to assist shareholders both in calculating ongoing expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.70	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Dollar	$1,000.00	$1,000.20	$1.81	$1,000.00	$1,023.39	$1.84	0.36%
Administration	$1,000.00	$1,000.40	$1.26	$1,000.00	$1,023.95	$1.28	0.25%

FedFund
Institutional	$1,000.00	$1,000.80	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Dollar	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Cash Management	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Cash Reserve	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Administration	$1,000.00	$1,000.30	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
Select	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Private Client	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Premier	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%

TempCash
Institutional	$1,000.00	$1,002.00	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Dollar	$1,000.00	$1,000.80	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Administration	$1,000.00	$1,001.50	$1.56	$1,000.00	$1,023.64	$1.58	0.31%

TempFund
Institutional	$1,000.00	$1,001.70	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.60	$2.22	$1,000.00	$1,022.99	$2.24	0.44%
Cash Management	$1,000.00	$1,000.10	$2.62	$1,000.00	$1,022.58	$2.65	0.52%
Cash Reserve	$1,000.00	$1,000.20	$2.42	$1,000.00	$1,022.79	$2.45	0.48%
Administration	$1,000.00	$1,001.20	$1.51	$1,000.00	$1,023.69	$1.53	0.30%
Select	$1,000.00	$1,000.00	$2.77	$1,000.00	$1,022.43	$2.80	0.55%
Private Client	$1,000.00	$1,000.20	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Premier	$1,000.00	$1,000.20	$2.72	$1,000.00	$1,022.48	$2.75	0.54%

1	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	7

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Cash Management	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Administration	$1,000.00	$1,000.10	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Select	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Private Client	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Premier	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.20	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Cash Management	$1,000.00	$1,000.10	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Administration	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.15	$1.07	0.21%

MuniCash
Institutional	$1,000.00	$1,002.40	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Dollar	$1,000.00	$1,001.10	$2.42	$1,000.00	$1,022.79	$2.45	0.48%

MuniFund
Institutional	$1,000.00	$1,001.80	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Dollar	$1,000.00	$1,000.60	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Cash Management	$1,000.00	$1,000.10	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Administration	$1,000.00	$1,001.30	$1.61	$1,000.00	$1,023.59	$1.63	0.32%
Select	$1,000.00	$1,000.00	$2.87	$1,000.00	$1,022.33	$2.91	0.57%
Private Client	$1,000.00	$1,000.30	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Premier	$1,000.00	$1,000.30	$2.72	$1,000.00	$1,022.48	$2.75	0.54%

California Money Fund
Institutional	$1,000.00	$1,001.20	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Dollar	$1,000.00	$1,000.20	$2.22	$1,000.00	$1,022.99	$2.24	0.44%
Cash Management	$1,000.00	$1,000.00	$2.37	$1,000.00	$1,022.84	$2.40	0.47%
Administration	$1,000.00	$1,000.70	$1.66	$1,000.00	$1,023.54	$1.68	0.33%
Select	$1,000.00	$1,000.00	$2.32	$1,000.00	$1,022.89	$2.35	0.46%
Private Client	$1,000.00	$1,000.00	$2.42	$1,000.00	$1,022.79	$2.45	0.48%
Premier	$1,000.00	$1,000.00	$2.52	$1,000.00	$1,022.68	$2.55	0.50%

New York Money Fund
Institutional	$1,000.00	$1,000.90	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Dollar	$1,000.00	$1,000.20	$2.07	$1,000.00	$1,023.14	$2.09	0.41%
Cash Management	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Administration	$1,000.00	$1,000.50	$1.61	$1,000.00	$1,023.59	$1.63	0.32%
Select	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Private Client	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Premier	$1,000.00	$1,000.00	$2.12	$1,000.00	$1,023.09	$2.14	0.42%

1	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes(a)
0.16%, 11/05/09	$10,000	$9,999,822
0.09%, 11/20/09	7,113	7,112,662
0.10%, 12/21/09	1,000	999,861
0.08%, 1/06/10	5,741	5,740,158
0.20%, 2/02/10	10,000	9,994,833
0.50%, 8/09/10	6,400	6,375,022
Federal Farm Credit Bank Variable Rate Notes(b)
0.48%, 3/05/10	15,000	15,000,000
0.24%, 7/06/10	45,000	45,000,000
0.58%, 4/27/11	5,000	5,000,000
Federal Home Loan Bank Bonds,
0.55%, 8/05/10	5,000	4,998,568
Federal Home Loan Bank Discount Notes(a)
0.01%, 11/02/09	27,366	27,365,992
0.07%, 11/02/09	4,951	4,950,990
0.07%, 11/04/09	9,769	9,768,943
0.06%, 11/06/09	14,000	13,999,883
0.17%, 11/06/09	6,194	6,193,854
0.04%, 11/12/09	20,000	19,999,756
0.09%, 11/12/09	14,500	14,499,601
0.12%, 11/12/09	4,464	4,463,836
0.12%, 11/13/09	8,305	8,304,682
0.07%, 11/25/09	10,655	10,654,503
0.12%, 11/27/09	1,348	1,347,888
0.77%, 12/01/09	1,300	1,299,166
0.08%, 12/09/09	2,000	1,999,831
0.12%, 1/04/10	17,138	17,134,496
0.10%, 1/27/10	25,000	24,994,260
0.11%, 2/01/10	7,000	6,998,032
0.15%, 2/01/10	1,700	1,699,348
0.12%, 2/08/10	3,000	2,999,010
0.15%, 2/19/10	1,000	999,542
Federal Home Loan Bank Variable Rate Notes(b)
0.12%, 1/11/10	22,000	22,003,257
0.13%, 7/09/10	30,000	29,995,878

Total U.S. Government Sponsored Agency Obligations — 86.6%		341,893,674

	Par
U.S. Treasury Obligations(a)	(000)	Value
U.S. Treasury Bills:
0.18%, 11/19/09	$15,000	$14,998,650
0.10%, 12/24/09	5,000	4,999,264
0.08%, 1/07/10	10,000	9,998,604
0.22%, 2/04/10	10,000	9,994,326
0.21%, 3/18/10	3,000	2,997,608
0.19%, 4/01/10	10,000	9,992,031

Total U.S. Treasury Obligations — 13.4%		52,980,483

Total Investments (Cost $394,874,157*) — 100.0%		394,874,157
Liabilities in Excess of Other Assets — 0.0%		(54,103)

Net Assets — 100.0%		$394,820,054

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fund Abbreviations Applicable to all Funds

To simplify the listings of fund holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMBAC	American Municipal Bond	LOC	Letter of Credit
		Assurance Corp.	MB	Municipal Bonds
	AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
	BAN	Bond Anticipation Notes
	BHAC-CR	Berkshire Hathaway Assurance Corp.-Custodial Receipts	P-FLOAT	Puttable Floating Option Tax-Exempt Receipts
	CALSTRS	California State Teachers’ Retirement System	PCRB	Pollution Control Revenue Bonds
			PSF	Permanent School Fund
	CDC	CDC Funding Group	PUTTERS	Puttable Tax-Exempt Receipts
	COP	Certificates of Participation	RAN	Revenue Anticipation Notes
	FDIC	Federal Deposit Insurance Corp.	RB	Revenue Bonds
	FSA	Financial Security Assurance	ROC	Reset Option Certificates
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
	GTD	Guaranteed	SPEARS	Short Puttable Exempt Adjustable Receipts
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
	IDRB	Industrial Development Revenue Bonds	TECP	Tax-Exempt Commercial Paper
			TRAN	Tax Revenue Anticipation Notes
	ISD	Independent School District	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	9

Schedule of Investments (concluded)	Federal Trust Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$394,874,157
Level 3	—

Total	$394,874,157

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Mortgage Backed Security,
0.18%, 1/04/10(a)	$89,000	$88,971,520
Fannie Mae Discount Notes(a)
0.26%, 1/08/10	75,000	74,963,167
0.30%, 1/08/10	140,000	139,920,667
0.27%, 1/11/10	100,000	99,946,750
0.26%, 1/13/10	320,000	319,831,288
0.32%, 1/14/10	122,000	121,919,752
0.31%, 1/15/10	85,000	84,945,104
0.19%, 4/21/10	95,535	95,448,780
Federal Farm Credit Bank Discount Notes(a)
0.09%, 11/20/09	2,887	2,886,863
0.08%, 1/06/10	4,259	4,258,375
0.50%, 8/09/10	3,600	3,585,950
Federal Farm Credit Bank Variable Rate Notes(b)
0.31%, 11/16/09	150,000	150,000,000
0.24%, 7/06/10	35,000	35,000,000
0.58%, 4/27/11	95,500	95,500,000
0.39%, 5/05/11	145,000	144,978,886
Federal Home Loan Bank Bonds
1.10%, 3/16/10	78,750	78,717,378
0.90%, 4/07/10	210,000	209,945,351
0.82%, 4/28/10	116,000	115,988,686
Federal Home Loan Bank Discount Notes(a)
0.01%, 11/02/09	2,634	2,633,999
0.07%, 11/02/09	4,157	4,156,992
0.07%, 11/04/09	5,231	5,230,969
0.09%, 11/12/09	11,125	11,124,694
0.80%, 11/18/09	29,000	28,989,044
0.17%, 11/25/09	150,000	149,983,000
0.12%, 1/04/10	12,862	12,859,370
0.29%, 1/08/10	16,925	16,915,729
0.10%, 1/27/10	75,000	74,982,781
Federal Home Loan Bank Variable Rate Notes(b)
0.12%, 1/11/10	100,000	100,014,803
0.64%, 2/05/10	300,000	300,000,000
0.67%, 2/05/10	250,000	250,000,000
0.76%, 2/26/10	292,500	292,500,000
0.13%, 7/09/10	350,000	349,951,875
0.23%, 10/08/10	400,000	399,887,495
0.61%, 11/08/10	230,000	229,976,391
Freddie Mac Discount Notes(a)
0.24%, 1/20/10	155,000	154,917,333
0.28%, 1/20/10	125,000	124,922,222
0.22%, 1/27/10	123,350	123,285,909
0.34%, 2/02/10	225,000	224,802,375
0.12%, 2/23/10	22,500	22,491,450
0.16%, 3/15/10	25,225	25,209,977
0.16%, 3/22/10	75,000	74,953,000
0.17%, 3/22/10	100,000	99,935,375
0.20%, 4/19/10	65,000	64,940,498
0.22%, 4/26/10	10,000	9,989,244
Freddie Mac Variable Rate Notes(b)
0.18%, 7/14/10	290,000	289,929,266
0.39%, 8/24/10	72,485	72,487,529
0.31%, 9/03/10	66,730	66,718,790
0.26%, 9/24/10	110,000	110,002,726
0.26%, 12/30/10	218,000	218,149,566
0.31%, 2/14/11	530,000	529,926,825
0.35%, 4/01/11	276,100	276,479,927

Total U.S. Government Sponsored Agency Obligations — 43.4%		6,585,157,671

U.S. Treasury Obligations(a)	Par (000)	Value
U.S. Treasury Bills :
0.71%, 12/17/09	$188,000	$187,830,643
0.29%, 1/07/10	130,000	129,931,046
0.19%, 4/01/10	125,000	124,900,382
0.50%, 4/01/10	270,000	269,432,072
0.54%, 6/10/10	268,645	267,754,442
0.45%, 6/17/10	150,000	149,577,250
0.39%, 7/15/10	300,000	299,178,667
0.46%, 8/26/10	14,073	14,019,413

Total U.S. Treasury Obligations — 9.5%		1,442,623,915

Repurchase Agreements
Banc of America Securities LLC, 0.06%, 11/02/09	225,000	225,000,000

(Purchased on 10/30/09 to be repurchased at $225,001,125, collateralized by U.S. Treasury Notes, 1.75% to 2.63% due from 8/15/12 to 2/29/16, aggregate par and fair value of $231,057,300, $229,500,029, respectively)

Banc of America Securities LLC, 0.08%, 11/02/09	200,000	200,000,000
(Purchased on 10/30/09 to be repurchased at $200,001,333, collateralized by Fannie Mae Bonds, 6.00% due at 3/01/38, par and fair value of $235,736,347, $206,000,001, respectively)
Barclays Capital, Inc., 0.04%, 11/02/09	160,000	160,000,000

(Purchased on 10/30/09 to be repurchased at $160,000,533, collateralized by various U.S. Treasury obligations, 1.50% to 6.63% due from 10/31/10 to 2/15/27, aggregate par and fair value of $138,803,500, $163,200,186, respectively)

Barclays Capital, Inc., 0.06%, 11/02/09	565,820	565,820,000

(Purchased on 10/30/09 to be repurchased at $565,822,829, collateralized by various U.S. Treasury obligations, 3.25% to 3.88% due from 6/30/16 to 4/15/29, aggregate par and fair value of $451,694,400, $577,136,557, respectively)

Barclays Capital, Inc., 0.15%, 2/01/10	500,000	500,000,000

(Purchased on 10/30/09 to be repurchased at $500,189,583, collateralized by various U.S. government sponsored agency obligations, 2.00% to 7.00% due from 9/15/18 to 10/20/39, aggregate par and fair value of $703,760,714, $509,929,180, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	11

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.08%, 11/02/09	$850,000	$850,000,000

(Purchased on 10/30/09 to be repurchased at $850,005,667, collateralized by various U.S. government sponsored agency obligations, 2.75% to 6.50% due from 2/01/18 to 10/18/39, aggregate par and fair value of $1,557,452,241, $874,251,076, respectively)

Credit Suisse Securities (USA) LLC, 0.07%, 11/02/09	150,000	150,000,000

(Purchased on 10/30/09 to be repurchased at $150,000,875, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 3.00% to 6.25% due from 6/29/11 to 5/15/29, aggregate par and fair value of $139,682,000, $153,004,241, respectively)

Credit Suisse Securities (USA) LLC, 0.10%, 11/05/09	600,000	600,000,000

(Purchased on 10/29/09 to be repurchased at $600,011,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.00% due from 6/01/14 to 8/01/46, aggregate par and fair value of $1,251,217,439, $618,000,039, respectively)

Deutsche Bank Securities Inc., 0.06%, 11/02/09	125,000	125,000,000

(Purchased on 10/30/09 to be repurchased at $125,000,625, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 8/12/10 to 11/01/39, aggregate par and fair value of $337,465,863, $128,659,577, respectively)

Deutsche Bank Securities Inc., 0.08%, 11/02/09	451,000	451,000,000

(Purchased on 10/30/09 to be repurchased at $451,003,007, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 8/12/10 to 11/01/39, aggregate par and fair value of $1,217,576,834, $464,203,755, respectively)

Deutsche Bank Securities Inc., 0.08%, 11/02/09	493,000	493,000,000

(Purchased on 10/30/09 to be repurchased at $493,003,287, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 8/12/10 to 11/01/39, aggregate par and fair value of $1,330,965,364, $507,433,373, respectively)

Deutsche Bank Securities Inc., 0.16%, 1/07/10	500,000	500,000,000

(Purchased on 10/07/09 to be repurchased at $500,204,444, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 8/12/10 to 11/01/39, aggregate par and fair value of $1,349,863,453, $514,638,310, respectively)

Goldman Sachs Co., 0.07%, 11/02/09	128,000	128,000,000
(Purchased on 10/30/09 to be repurchased at $128,000,747, collateralized by Fannie Mae Bonds, 5.00% due at 10/01/39, par and fair value of $127,146,664, $131,840,001, respectively)
HSBC Securities (USA) Inc., 0.05%, 11/02/09	11,200	11,200,000
(Purchased on 10/30/09 to be repurchased at $11,200,047, collateralized by U.S. Treasury Bonds, 4.75% due at 2/15/37, par and fair value of $10,630,000, $11,428,523, respectively)
JPMorgan Securities Inc., 0.05%, 11/02/09	100,000	100,000,000
(Purchased on 10/30/09 to be repurchased at $100,000,417, collateralized by U.S. Treasury Notes, 1.00% due at 7/31/11, par and fair value of $101,405,000, $102,000,536, respectively)
Morgan Stanley & Co., 0.04%, 11/02/09	100,000	100,000,000

(Purchased on 10/30/09 to be repurchased at $100,000,333, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 5/15/28 to 9/01/39, aggregate par and fair value of $429,545,707, $103,000,000, respectively)

Morgan Stanley & Co., 0.06%, 11/02/09	100,000	100,000,000

(Purchased on 10/30/09 to be repurchased at $100,000,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 5/15/28 to 9/01/39, aggregate par and fair value of $429,545,707, $103,000,000, respectively)

Morgan Stanley & Co., 0.07%, 11/02/09	128,500	128,500,000

(Purchased on 10/30/09 to be repurchased at $128,500,750, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 5/15/28 to 9/01/39, aggregate par and fair value of $551,966,234, $132,355,000, respectively)

RBS Securities Inc., 0.08%, 11/02/09	493,000	493,000,000
(Purchased on 10/30/09 to be repurchased at $493,003,287, collateralized by U.S. Treasury Notes, 3.63% due at 8/15/19, par and fair value of $494,145,000, $502,864,896, respectively)

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.16%, 1/11/10	$900,000	$900,000,000

(Purchased on 10/08/09 to be repurchased at $900,380,000, collateralized by various U.S. government sponsored agency obligations, 4.50% to 6.00% due from 10/01/19 to 10/01/39, aggregate par and fair value of $1,228,602,863, $927,001,331, respectively)

RBS Securities Inc., 0.17%, 1/13/10	600,000	600,000,000

(Purchased on 10/15/09 to be repurchased at $600,255,000, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.00% due from 7/20/33 to 10/20/39, aggregate par and fair value of $762,725,940, $613,371,119, respectively)

UBS Securities LLC, 0.06%, 11/02/09	15,000	15,000,000
(Purchased on 10/30/09 to be repurchased at $15,000,075, collateralized by U.S. Treasury Notes, 3.13% due at 8/31/13, par and fair value of $14,595,000, $15,303,436, respectively)
UBS Securities LLC, 0.07%, 11/02/09	243,000	243,000,000

(Purchased on 10/30/09 to be repurchased at $243,001,418, collateralized by various U.S. government sponsored agency obligations, 4.00% to 7.00% due from 2/15/26 to 10/15/39, aggregate par and fair value of $577,151,593, $247,862,463, respectively)

UBS Securities LLC, 0.23%, 11/05/09	250,000	250,000,000

(Purchased on 08/07/09 to be repurchased at $250,143,750, collateralized by various U.S. government sponsored agency obligations, 5.00% to 6.50% due from 2/15/29 to 10/15/39, aggregate par and fair value of $460,368,880, $255,001,871, respectively)

UBS Securities LLC, 0.15%, 1/15/10	225,000	225,000,000

(Purchased on 10/19/09 to be repurchased at $225,082,500, collateralized by various U.S. government sponsored agency obligations, 4.50% to 6.50% due from 11/15/23 to 10/20/39, aggregate par and fair value of $415,143,039, $229,500,332, respectively)

Total Repurchase Agreements — 53.5%		8,113,520,000

Total Investments (Cost $16,141,301,586*) — 106.4%		16,141,301,586
Liabilities in Excess of Other Assets — (6.4)%		(973,986,403)

Net Assets — 100.0%		15,167,315,183

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)3 of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(36,000,000)	$48,991

•	Certain investments issued by a company that was considered an affiliate until December 31, 2008 were as follows:

Affiliate	Interest Income
Merrill Lynch Government Securities, Inc.	$13,530

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$16,141,301,586
Level 3	—

Total	$16,141,301,586

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	13

Schedule of Investments October 31, 2009	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 35.9%(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.91%, 11/16/09	$55,000	$55,000,228
0.66%, 12/04/09	60,000	60,000,274
0.57%, 12/29/09	15,000	15,001,687
0.53%, 12/30/09	90,000	90,000,736
0.56%, 12/30/09	50,000	50,000,409
0.32%, 3/31/10	25,000	25,000,520
Bank of Montreal, Chicago,
0.26%, 1/25/10	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.25%, 1/26/10	30,000	30,000,000
Barclays Bank Plc, New York:
0.58%, 3/15/10	70,000	70,000,000
0.57%, 3/24/10	50,000	50,000,000
BNP Paribas, New York:
0.31%, 11/12/09	50,000	50,001,679
0.65%, 11/20/09	30,000	30,000,000
0.28%, 11/30/09	50,000	50,000,000
0.55%, 12/04/09	45,000	45,000,000
0.50%, 12/18/09	40,000	40,000,000
0.45%, 1/08/10	75,000	75,000,000
0.47%, 1/08/10	50,000	50,000,000
0.42%, 2/03/10	45,000	45,000,000
0.32%, 4/28/10	15,000	15,000,000
Dexia Credit Local, New York - GTD:
0.53%, 11/17/09(b)	121,000	121,000,000
0.31%, 11/25/09	100,000	100,000,666
DNB NOR Bank ASA, New York:
0.76%, 11/23/09	50,000	50,001,824
0.33%, 4/28/10	75,000	75,000,000
Intesa San Paolo SpA, New York:
0.56%, 12/16/09	40,000	40,000,000
0.55%, 12/17/09	25,000	25,000,000
0.55%, 12/18/09	100,000	100,000,000
0.58%, 12/24/09	75,000	75,000,000
0.50%, 12/29/09	40,000	40,000,000
0.32%, 3/31/10	100,000	100,000,000
KBC Bank N.V., New York,
0.51%, 1/27/10	100,000	100,000,000
Lloyds TSB Bank Plc, New York,
0.42%, 11/04/09	100,000	100,000,000
Rabobank Nederland N.V., New York,
0.52%, 12/15/09	100,000	100,000,000
Royal Bank of Scotland Plc, Connecticut:
0.22%, 11/16/09	150,000	150,000,000
0.32%, 12/21/09	100,000	100,000,000
Societe Generale, New York:
0.80%, 11/06/09	120,000	120,000,000
0.50%, 12/30/09	50,000	50,000,000
0.52%, 1/08/10	37,100	37,100,000
0.44%, 1/11/10	100,000	100,000,000
Svenska Handelsbanken, New York:
0.62%, 11/30/09	67,000	67,000,269
0.31%, 4/23/10	50,000	50,002,399
UBS A.G., Stamford:
0.58%, 11/02/09	20,000	20,000,000
0.57%, 11/03/09	75,000	75,000,000
Unicredito Italiano SpA, New York,
0.45%, 1/29/10	60,000	60,000,000
Westpac Banking Corp., New York:
0.30%, 11/19/10(c)	40,525	40,525,000
0.31%, 11/23/10(c)	52,590	52,590,000

Total Certificates of Deposit — 35.9%		2,843,225,691

Commercial Paper(d)	Par (000)	Value
ANZ National International Ltd., London,
0.35%, 4/07/10	$70,275	$70,167,733
Banco Bilbao Vizcaya, London,
0.35%, 4/30/10	100,000	99,825,972
BPCE SA,
0.27%, 1/20/10	45,000	44,973,000
Cancara Asset Securitisation LLC,
0.30%, 11/20/09	50,000	49,992,083
CBA Delaware Finance Inc.,
0.30%, 3/25/10	64,910	64,832,108
Chariot Funding LLC:
0.11%, 11/02/09	20,000	19,999,939
0.19%, 11/03/09	75,000	74,999,208
Clipper Receivables Co. LLC,
0.20%, 11/19/09	150,000	149,985,000
Danske Corp. - GTD:
0.42%, 1/25/10	175,000	174,826,458
0.40%, 2/01/10	100,000	99,897,778
Dexia Delaware LLC,
0.22%, 11/02/09	175,000	174,998,955
DNB NOR Bank ASA:
0.58%, 12/16/09	55,000	54,960,125
0.33%, 3/24/10	50,000	49,934,458
Erasmus Capital Corp.,
0.17%, 11/02/09	75,000	74,999,646
Gemini Securitization Corp., LLC,
0.20%, 11/02/09	100,000	99,999,445
KBC Financial Products International Ltd.:
0.55%, 1/21/10	2,000	1,997,525
0.60%, 1/21/10	55,000	54,925,750
0.60%, 1/25/10	10,000	9,985,833
Societe Generale North America, Inc.:
0.51%, 12/14/09	35,000	34,978,888
0.33%, 4/30/10	45,000	44,926,575
Solitaire Funding LLC,
0.27%, 11/23/09	30,000	29,995,050
Starbird Funding Corp.:
0.20%, 11/03/09	90,000	89,999,000
0.20%, 11/04/09	75,000	74,998,750
Tempo Finance Corp.,
0.31%, 1/04/10	39,769	39,747,083
Tulip Funding Corp.,
0.20%, 11/10/09	60,646	60,642,968
Victory Receivables Corp.,
0.20%, 11/04/09	18,500	18,499,692
Westpac Banking Corp.,
0.40%, 1/25/10	100,000	99,905,556

Total Commercial Paper — 23.5%		1,864,994,578

Corporate Notes
Citibank N.A. - FDIC GTD,
0.33%, 9/30/10(c)	25,000	25,000,000
Commonwealth Bank of Australia,
0.30%, 11/22/10(c)(e)	45,000	45,000,000
HSBC Bank Middle East Ltd.,
0.48%, 4/22/10(c)	40,000	40,000,000
KBC Bank N.V., New York,
0.71%, 12/01/09(b)	61,090	61,090,000
Rabobank Nederland N.V.,
0.28%, 1/07/10(b)(e)	96,800	96,800,000

Total Corporate Notes — 3.4%		267,890,000

Master Notes — 3.8%
Banc of America Securities LLC,
0.27%, 11/02/09(b)	300,000	300,000,000

Municipal Bonds(b)
California Housing Finance Agency Home Mortgage RB Series 2005B AMT VRDN (BNP Paribas SBPA), 2.25%, 11/09/09	26,000	26,000,000
California Housing Finance Agency Home Mortgage RB Series 2005F AMT VRDN (Lloyds TSB Bank Plc SBPA), 1.58%, 11/09/09	25,000	25,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Municipal Bonds(b)	Par (000)	Value
East Bay Municipal Utilities District Water System RB Series 2002A VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.23%, 11/09/09	$66,555	$66,555,000
Georgia Municipal Electric Authority RB Series 2009B BAN, 2.25%, 6/21/10	5,625	5,637,278
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA), 0.30%, 11/09/09	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09	60,850	60,850,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.26%, 11/09/09	57,000	57,000,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.28%, 11/09/09	123,000	123,000,000
New York GO Series 2008J-13 VRDN (Lloyds TSB Bank Plc SBPA), 0.38%, 11/09/09	35,350	35,350,000
New York GO Series 2008J-14 VRDN (Lloyds TSB Bank Plc SBPA), 0.37%, 11/09/09	16,850	16,850,000

Total Municipal Bonds — 5.5%		436,242,278

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes,
0.55%, 11/20/09(d)	25,000	24,992,743
Fannie Mae Variable Rate Notes,
0.42%, 8/05/10(c)	47,100	47,086,978
Federal Home Loan Bank Discount Notes,
0.50%, 8/06/10(d)	55,000	54,787,639
Federal Home Loan Bank Variable Rate Notes(c)
0.67%, 2/05/10	49,670	49,670,000
0.76%, 2/26/10	50,600	50,600,000
0.13%, 7/09/10	91,895	91,882,365
0.23%, 10/08/10	63,000	62,982,278
Freddie Mac Discount Notes,
0.72%, 11/05/09(d)	32,500	32,497,400
Freddie Mac Variable Rate Notes(c)
0.18%, 7/14/10	55,000	54,986,585
0.39%, 8/24/10	38,825	38,826,355
0.31%, 9/03/10	142,265	142,241,100
0.31%, 2/14/11	238,315	238,266,282
0.35%, 5/05/11	125,000	124,943,149

Total U.S. Government Sponsored Agency Obligations — 12.8%		1,013,762,874

U.S. Treasury Obligations(d)
U.S. Treasury Bills :
0.55%, 7/01/10	107,800	107,405,063
0.24%, 7/15/10	50,000	49,914,489
0.39%, 7/15/10	187,000	186,488,036
0.47%, 7/29/10	23,500	23,417,163
0.32%, 8/26/10	39,000	38,898,308

Total U.S. Treasury Obligations — 5.1%		406,123,059

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.24%, 11/02/09	$45,000	$45,000,000

(Purchased on 10/30/09 to be repurchased at $45,000,900, collateralized by various corporate/debt obligations, 4.88% to 9.50% due from 2/01/11 to 1/29/49, aggregate par and fair value of $47,882,862, $48,150,000, respectively)

Barclays Capital, Inc., 0.27%, 11/02/09	45,000	45,000,000

(Purchased on 10/30/09 to be repurchased at $45,001,013, collateralized by various U.S. government sponsored agency obligations, 2.88% to 7.00% due from 8/01/11 to 8/01/38, aggregate par and fair value of $134,021,280, $46,350,000, respectively)

Barclays Capital, Inc., 0.52%, 11/02/09	50,000	50,000,000

(Purchased on 10/30/09 to be repurchased at $50,002,167, collateralized by various U.S. government sponsored agency obligations, 2.65% to 8.00% due from 7/01/15 to 10/01/39, aggregate par and fair value of $246,915,640, $51,500,000, respectively)

Citigroup Global Markets, Inc., 0.55%, 11/02/09	10,000	10,000,000
(Purchased on 10/30/09 to be repurchased at $10,000,458, collateralized by Ginnie Mae Bonds, 4.25% due at 2/20/37, par and fair value of $11,409,375, $10,700,000, respectively)
Citigroup Global Markets, Inc., 0.47%, 11/02/09	120,000	120,000,000

(Purchased on 10/30/09 to be repurchased at $120,004,700, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 3.46% to 12.25% due from 1/12/11 to 7/25/38, aggregate par and fair value of $140,191,062, $128,400,000, respectively)

Citigroup Global Markets, Inc., 0.37%, 11/02/09	60,000	60,000,000

(Purchased on 10/30/09 to be repurchased at $60,001,850, collateralized by Freddie Mac Notes, 1.72% to 1.77% due from 4/21/11 to 5/10/11, aggregate par and fair value of $60,708,000, $61,200,233, respectively)

Deutsche Bank Securities Inc., 0.08%, 11/02/09	290,501	290,501,000

(Purchased on 10/30/09 to be repurchased at $290,502,937, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.05% due from 12/10/10 to 11/30/49, aggregate par and fair value of $1,224,140,058, $302,839,943, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	15

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.07%, 11/02/09	$41,000	$41,000,000

(Purchased on 10/30/09 to be repurchased at $41,000,239, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.05% due from 12/10/10 to 11/30/49, aggregate par and fair value of $172,769,603, $42,741,463, respectively)

Deutsche Bank Securities Inc., 0.27%, 11/02/09	50,000	50,000,000

(Purchased on 10/30/09 to be repurchased at $50,001,125, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.05% due from 12/10/10 to 11/30/49, aggregate par and fair value of $210,694,637, $52,123,735, respectively)

HSBC Securities (USA) Inc., 0.27%, 11/02/09	20,000	20,000,000
(Purchased on 10/30/09 to be repurchased at $20,000,450, collateralized by corporate/debt obligation, 0.93% due 3/02/11, par and fair value of $21,345,000, $21,402,692, respectively)
Morgan Stanley & Co., 0.27%, 11/02/09	125,000	125,000,000

(Purchased on 10/30/09 to be repurchased at $125,002,813, collateralized by various corporate/debt obligations, 0.00% to 9.25% due from 4/15/12 to 12/10/49, aggregate par and fair value of $7,041,234,309, $133,750,000, respectively)

RBS Securities Inc., 0.27%, 11/02/09	75,000	75,000,000
(Purchased on 10/30/09 to be repurchased at $75,001,688, collateralized by corporate/debt obligation, 0.00% due 11/09/09, par and fair value of $78,995,000, $78,751,492, respectively)

Total Repurchase Agreements — 11.8%		931,501,000

Total Investments (Cost $8,063,739,480*) — 101.8%		8,063,739,480
Liabilities in Excess of Other Assets — (1.8)%		(141,548,145)

Net Assets — 100.0%		$7,922,191,335

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$8,063,739,480
Level 3	—

Total	$8,063,739,480

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 54.6%(a)
Abbey National Treasury Services Plc, Connecticut,
0.76%, 7/20/10(b)	$521,160	$521,160,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.91%, 11/16/09	400,000	400,001,659
0.66%, 12/04/09	311,000	311,001,421
0.26%, 12/23/09	82,000	82,000,592
0.26%, 12/29/09	300,000	300,002,415
0.57%, 12/29/09	25,000	25,002,812
0.53%, 12/30/09	607,000	607,004,961
0.56%, 12/30/09	140,000	140,001,144
0.32%, 3/31/10	495,000	495,010,297
0.33%, 4/14/10	300,000	300,006,823
Bank of Montreal, Chicago:
0.20%, 11/05/09	582,000	582,000,000
0.26%, 12/14/09	100,000	100,000,000
0.22%, 1/11/10	600,000	600,000,000
0.26%, 1/25/10	447,000	447,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.25%, 1/26/10	277,000	277,000,000
Barclays Bank Plc, New York:
0.33%, 11/09/09	843,000	843,000,000
0.28%, 12/31/09	725,000	725,000,000
0.58%, 3/15/10	500,000	500,000,000
0.57%, 3/24/10	597,500	597,500,000
BNP Paribas, New York:
0.87%, 11/02/09	450,000	450,000,000
0.31%, 11/12/09	50,000	50,001,679
0.65%, 11/20/09	428,500	428,500,000
0.28%, 11/30/09	400,000	400,000,000
0.55%, 12/04/09	500,000	500,000,000
0.50%, 12/18/09	675,000	675,000,000
0.45%, 1/08/10	250,000	250,000,000
0.47%, 1/08/10	280,000	280,000,000
0.42%, 2/03/10	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York:
0.26%, 11/23/09	796,000	796,000,000
0.25%, 1/22/10	300,000	300,000,000
0.26%, 1/29/10	600,000	600,011,111
Deutsche Bank A.G., New York:
0.30%, 11/03/09	996,000	996,000,000
0.20%, 1/05/10	1,000,000	1,000,000,000
Dexia Credit Local, New York - GTD:
0.53%, 11/17/09(c)	793,500	793,500,000
0.31%, 11/25/09	720,000	720,004,799
DNB NOR Bank ASA, New York:
0.51%, 12/28/09	100,000	100,000,000
0.33%, 4/28/10	97,000	97,000,000
Intesa San Paolo SpA, New York:
0.75%, 11/13/09	150,000	150,000,000
0.68%, 11/20/09	195,000	195,000,000
0.56%, 12/16/09	270,000	270,000,000
0.55%, 12/17/09	135,000	135,000,000
0.55%, 12/18/09	400,000	400,000,000
0.31%, 12/23/09	200,000	200,011,540
0.58%, 12/24/09	225,000	225,000,000
0.57%, 12/28/09	500,000	500,000,000
0.50%, 12/29/09	50,000	50,000,000
0.52%, 1/08/10	400,000	400,000,000
0.32%, 3/29/10	300,000	300,000,000
Lloyds TSB Bank Plc, New York:
0.42%, 11/04/09	893,000	893,000,000
0.20%, 11/09/09	678,000	678,000,000
0.20%, 11/16/09	1,000,000	1,000,000,000
0.25%, 1/22/10	500,000	500,000,000
National Australia Bank Ltd., New York,
0.30%, 4/01/10	250,000	250,000,000
Nordea Bank Finland Plc, New York,
0.21%, 12/22/09	300,000	300,000,000
Rabobank Nederland N.V., New York:
0.32%, 11/16/09	495,000	495,000,000
0.50%, 11/30/09	307,200	307,200,000
0.24%, 12/11/09	450,000	450,000,000
0.40%, 2/05/10	651,000	651,000,000
0.48%, 5/04/10(b)	19,500	19,500,000
Royal Bank of Scotland Plc, Connecticut:
0.48%, 11/03/09	603,000	603,000,000
0.22%, 11/16/09	715,000	715,000,000
0.32%, 12/21/09	103,000	103,000,000
0.30%, 12/30/09	940,000	940,000,000
Royal Bank of Scotland Plc, New York,
0.65%, 12/30/09	50,000	50,026,590
Societe Generale, New York:
0.80%, 11/06/09	610,000	610,000,000
0.62%, 11/23/09	380,000	380,000,000
0.52%, 1/08/10	675,000	675,000,000
0.44%, 1/11/10	612,000	612,000,000
0.25%, 1/22/10	450,000	450,000,000
Svenska Handelsbanken AB, New York,
0.21%, 1/19/10	200,000	200,004,387
Svenska Handelsbanken, New York,
0.31%, 4/23/10	300,000	300,014,395
Toronto Dominion Bank, New York:
0.19%, 12/07/09	177,000	177,000,000
0.28%, 4/06/10	250,000	250,000,000
UBS A.G., Stamford:
0.57%, 11/03/09	768,000	768,000,000
0.36%, 1/06/10	600,000	600,000,000
0.36%, 1/11/10	400,000	400,000,000
0.35%, 1/15/10	275,000	275,000,000
0.27%, 2/09/10	500,000	500,000,000
Unicredito Italiano SpA, New York,
0.45%, 1/29/10	430,000	430,000,000
Westpac Banking Corp., New York:
0.23%, 1/25/10	200,000	200,000,000
0.40%, 2/03/10	500,000	500,000,000
0.40%, 2/05/10	500,000	500,000,000
0.30%, 4/01/10	500,000	500,000,000
0.30%, 11/19/10(b)	315,620	315,620,000
0.31%, 11/23/10(b)	406,160	406,160,000

Total Certificates of Deposit — 54.6%		36,317,246,625

Commercial Paper(d)
Alpine Securitization,
0.17%, 11/13/09(e)	126,400	126,392,837
Aspen Funding Corp.,
0.15%, 11/02/09	65,056	65,055,729
Banco Bilbao Vizcaya, London,
0.35%, 4/30/10	300,000	299,477,917
Barton Capital Corp.:
0.25%, 2/05/10	45,000	44,970,000
0.26%, 2/10/10	24,000	23,982,493
0.25%, 2/19/10	30,029	30,006,061
CAFCO LLC,
0.25%, 11/09/09	200,000	199,988,889
Cancara Asset Securitisation LLC:
0.25%, 11/16/09	100,000	99,989,583
0.23%, 11/23/09	239,000	238,966,407
CBA Delaware Finance Inc.:
0.30%, 3/29/10	400,000	399,506,667
0.30%, 3/31/10	100,000	99,875,000
0.30%, 4/01/10	100,000	99,874,167

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	17

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper(d)	Par (000)	Value
Chariot Funding LLC:
0.19%, 11/05/09	$101,000	$100,997,868
0.18%, 11/30/09	56,685	56,677,064
Charta LLC:
0.24%, 11/05/09	50,000	49,998,667
0.25%, 11/06/09	100,000	99,996,528
0.25%, 11/09/09	200,000	199,988,889
CIESCO LLC,
0.25%, 11/09/09	200,000	199,988,889
CRC Funding LLC:
0.25%, 11/06/09	60,000	59,997,917
0.25%, 11/09/09	200,000	199,988,889
Dexia Delaware LLC:
0.12%, 11/02/09	200,000	199,999,333
0.22%, 11/02/09	225,000	224,998,656
0.22%, 11/04/09	254,627	254,622,332
0.21%, 11/05/09	688,000	687,983,947
Falcon Asset Securitization Co. LLC,
0.19%, 11/05/09	164,000	163,996,538
Galleon Capital LLC,
0.18%, 11/30/09	151,030	151,008,100
JPMorgan Chase Funding, Inc.:
0.27%, 11/23/09(e)	14,000	13,997,690
0.21%, 12/21/09	150,000	149,956,250
0.28%, 4/07/10	200,000	199,755,778
Jupiter Securitization Co. LLC,
0.22%, 1/12/10	20,000	19,991,200
Liberty Street Funding LLC:
0.23%, 1/12/10	60,000	59,972,400
0.23%, 1/26/10	63,000	62,965,385
LMA Americas LLC,
0.17%, 11/06/09	63,000	62,998,512
National Australia Funding Delaware, Inc.,
0.21%, 12/14/09(e)	613,000	612,849,900
Nordea North America, Inc.:
0.24%, 12/18/09	109,000	108,965,847
0.19%, 12/28/09	200,000	199,939,833
0.23%, 1/29/10	196,000	195,888,552
Old Line Funding LLC,
0.23%, 1/13/10	80,073	80,035,655
Park Avenue Receivables Corp.:
0.19%, 11/09/09	50,000	49,997,889
0.17%, 11/24/09	109,020	109,008,159
Rabobank USA Financial Corp.,
0.17%, 12/03/09	600,000	599,909,333
Regency Markets No. 1 LLC:
0.21%, 11/16/09	51,686	51,681,477
0.21%, 11/19/09	102,992	102,981,186
Scaldis Capital LLC,
0.28%, 11/13/09	100,000	99,990,667
Societe Generale North America, Inc.:
0.76%, 11/13/09	200,000	199,949,333
0.28%, 12/17/09	175,000	174,937,389
0.33%, 4/30/10	200,000	199,673,667
Solitaire Funding LLC:
0.28%, 11/16/09	75,000	74,991,250
0.29%, 11/16/09	100,000	99,987,917
0.29%, 11/23/09	100,000	99,982,278
0.28%, 12/07/09	110,000	109,969,200
Straight-A Funding LLC,
0.21%, 1/11/10	95,115	95,075,606
Surrey Funding Corp.,
0.22%, 11/13/09	75,568	75,562,458
Thames Asset Global Securitization No. 1 Inc.,
0.23%, 11/24/09	177,593	177,566,904
Westpac Banking Corp.,
0.30%, 4/14/10	99,000	98,864,700

Total Commercial Paper — 12.9%		8,565,775,782

Corporate Notes	Par (000)	Value
Citibank N.A. - FDIC GTD,
0.33%, 9/30/10(b)	176,000	176,000,000
Commonwealth Bank of Australia,
0.30%, 11/22/10(b)(e)	$357,200	$357,200,000
KBC Bank N.V., New York,
0.71%, 12/01/09(c)	400,640	400,640,000
Rabobank Nederland N.V.,
0.28%, 1/07/10(c)(e)	686,300	686,300,000

Total Corporate Notes — 2.4%		1,620,140,000

Master Notes — 4.0%
Banc of America Securities LLC,
0.27%, 11/02/09(c)	2,640,000	2,640,000,000

Municipal Bonds(c)
Broward County School Board COP Series 2004D VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09	53,880	53,880,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA), 0.18%, 11/09/09	56,100	56,100,000
East Bay Municipal Utilities District Water System RB Series 2002B VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.25%, 11/09/09	47,210	47,210,000
Illinois Highway Authority Toll RB Series 2008A-1 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.29%, 11/09/09	88,300	88,300,000
JEA Water & Sewer Systems RB Series 2008A-2 VRDN (Bank of New York SBPA), 0.23%, 11/09/09	32,035	32,035,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wachovia Bank SBPA), 0.21%, 11/02/09	76,575	76,575,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA), 0.30%, 11/09/09	91,580	91,580,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09	100,000	100,000,000
North Carolina Capital Facilities Finance Agency RB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 11/09/09	16,300	16,300,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.25%, 11/09/09	37,100	37,100,000
Philadelphia Water & Wastewater RB Series 2003 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.29%, 11/09/09	246,500	246,500,000
Piedmont Municipal Power Agency RB Series 2008C VRDN (Assured Guaranty Insurance, Dexia Credit Local SBPA), 0.35%, 11/09/09	58,000	58,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09	69,700	69,700,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA), 0.40%, 11/09/09	16,520	16,520,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.25%, 11/09/09	46,800	46,800,000

Total Municipal Bonds — 1.6%		1,036,600,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes,
0.55%, 11/20/09(d)	$200,000	$199,941,944
Fannie Mae Variable Rate Notes(b)
0.42%, 8/05/10	401,745	401,633,927
0.33%, 5/13/11	370,000	370,107,508
Federal Home Loan Bank Variable Rate Notes(b)
0.67%, 2/05/10	395,250	395,250,000
0.76%, 2/26/10	432,305	432,305,000
0.13%, 7/09/10	705,020	704,923,060
0.23%, 10/08/10	435,000	434,877,650
Freddie Mac Discount Notes,
0.72%, 11/05/09(d)	272,000	271,978,240
Freddie Mac Variable Rate Notes(b)
0.18%, 7/14/10	435,000	434,893,899
0.39%, 8/24/10	338,950	338,961,825
0.31%, 9/03/10	510,120	510,034,303
0.31%, 2/14/11	1,733,155	1,732,802,286
0.35%, 5/05/11	995,000	994,547,467

Total U.S. Government Sponsored Agency Obligations — 10.8%		7,222,257,109

U.S. Treasury Obligations(d)
U.S. Treasury Bills :
0.20%, 6/17/10	300,000	299,620,000
0.55%, 7/01/10	686,400	683,885,297
0.24%, 7/15/10	100,000	99,828,978
0.39%, 7/15/10	1,137,100	1,133,986,873
0.47%, 7/29/10	150,577	150,046,216
0.30%, 8/26/10	200,000	199,495,883
0.31%, 8/26/10	210,000	209,469,808
0.32%, 8/26/10	301,000	300,215,143

Total U.S. Treasury Obligations — 4.6%		3,076,548,198

Repurchase Agreements
Banc of America Securities LLC, 0.06%, 11/02/09	500,000	500,000,000
(Purchased on 10/30/09 to be repurchased at $500,002,500, collateralized by Ginnie Mae Bonds, 5% due at 9/20/39, par and fair value of $490,305,747, $510,000,000, respectively)
Banc of America Securities LLC, 0.08%, 11/02/09	290,080	290,080,000

(Purchased on 10/30/09 to be repurchased at $290,081,934, collateralized by various U.S. government sponsored agency obligations, 5.00% to 6.00% due from 1/01/38 to 9/20/39, aggregate par and fair value of $346,258,592, $298,412,515, respectively)

Banc of America Securities LLC, 0.24%, 11/02/09	125,000	125,000,000

(Purchased on 10/30/09 to be repurchased at $125,002,500, collateralized by various corporate/debt obligations, 0.41% to 10.18% due from 12/15/09 to 12/01/99, aggregate par and fair value of $133,661,114, $133,750,000, respectively)

Barclays Capital, Inc., 0.27%, 11/02/09	285,000	285,000,000

(Purchased on 10/30/09 to be repurchased at $285,006,413, collateralized by various U.S. government sponsored agency obligations, 0.00% to 16.00% due from 11/01/09 to 9/01/48, aggregate par and fair value of $2,727,127,299, $293,550,000, respectively)

Barclays Capital, Inc., 0.52%, 11/02/09	50,000	50,000,000

(Purchased on 10/30/09 to be repurchased at $50,002,167, collateralized by various U.S. government sponsored agency obligations, 1.63% to 8.50% due from 8/01/14 to 2/01/48, aggregate par and fair value of $257,739,960, $51,500,000, respectively)

Citigroup Global Markets, Inc., 0.37%, 11/02/09	430,000	430,000,000

(Purchased on 10/30/09 to be repurchased at $430,013,258, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.13% due from 12/06/10 to 9/28/29, aggregate par and fair value of $456,991,000, $438,602,903, respectively)

Citigroup Global Markets, Inc., 0.47%, 11/02/09	565,000	565,000,000

(Purchased on 10/30/09 to be repurchased at $565,022,129, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.15% due from 12/20/09 to 3/15/49, aggregate par and fair value of $10,055,338,597, $604,550,000, respectively)

Citigroup Global Markets, Inc., 0.55%, 11/02/09	575,000	575,000,000

(Purchased on 10/30/09 to be repurchased at $575,026,354, collateralized by various U.S. government sponsored agency obligations, 0.55% to 6.00% due from 1/15/18 to 3/25/37, aggregate par and fair value of $965,944,061, $615,250,000, respectively)

Deutsche Bank Securities Inc., 0.07%, 11/02/09	309,000	309,000,000

(Purchased on 10/30/09 to be repurchased at $309,001,803, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.63% due from 11/02/09 to 4/19/35, aggregate par and fair value of $309,293,000, $315,180,920, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	19

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.08%, 11/02/09	$10,645	$10,645,000

(Purchased on 10/30/09 to be repurchased at $10,645,071, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.00% due from 8/17/11 to 11/30/49, aggregate par and fair value of $43,001,810, $11,078,983, respectively)

Deutsche Bank Securities Inc., 0.08%, 11/02/09	26,078	26,078,000

(Purchased on 10/30/09 to be repurchased at $26,078,174, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.00% due from 8/17/11 to 11/30/49, aggregate par and fair value of $105,345,346, $27,141,167, respectively)

Deutsche Bank Securities Inc., 0.08%, 11/02/09	99,000	99,000,000

(Purchased on 10/30/09 to be repurchased at $99,000,660, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.00% due from 8/17/11 to 11/30/49, aggregate par and fair value of $399,922,895, $103,036,104, respectively)

Deutsche Bank Securities Inc., 0.27%, 11/02/09	50,000	50,000,000

(Purchased on 10/30/09 to be repurchased at $50,001,125, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.00% due from 8/17/11 to 11/30/49, aggregate par and fair value of $201,981,260, $52,038,436, respectively)

HSBC Securities (USA) Inc., 0.27%, 11/02/09	110,000	110,000,000

(Purchased on 10/30/09 to be repurchased at $110,002,475, collateralized by various corporate/debt obligations, 0.00% to 9.75% due from 9/10/10 to 12/17/46, aggregate par and fair value of $112,967,925, $117,703,158, respectively)

JPMorgan Securities Inc., 0.22%, 11/02/09	100,000	100,000,000

(Purchased on 10/30/09 to be repurchased at $100,001,833, collateralized by various corporate/debt obligations, 0.00% to 0.04% due from 12/08/09 to 1/15/10, aggregate par and fair value of $105,050,000, $105,004,961, respectively)

JPMorgan Securities Inc., 0.52%, 11/02/09	175,000	175,000,000

(Purchased on 10/30/09 to be repurchased at $175,007,583, collateralized by various corporate/debt obligations, 0.00% to 13.00% due from 12/01/09 to 12/30/49, aggregate par and fair value of $197,221,816, $187,253,232, respectively)

Morgan Stanley & Co., 0.27%, 11/02/09	1,350,000	1,350,000,000

(Purchased on 10/30/09 to be repurchased at $1,350,030,375, collateralized by various corporate/debt obligations, 0.00% to 10.18% due from 11/16/09 to 12/15/65, aggregate par and fair value of $33,209,587,637, $1,445,380,812, respectively)

PNC Bank N.A., 0.08%, 11/02/09(f)	79,500	79,500,000
(Purchased on 10/30/09 to be repurchased at $79,500,530, collateralized by Freddie Mac Notes, 2.75% due from 4/29/14, par and fair value of $310,000,000, $311,143,900, respectively)
RBS Securities Inc., 0.27%, 11/02/09	675,000	675,000,000

(Purchased on 10/30/09 to be repurchased at $675,015,188, collateralized by various corporate/debt obligations, 0.00% to 8.20% due from 11/04/09 to 12/12/49, aggregate par and fair value of $16,903,730,936, $719,435,250, respectively)

UBS Securities LLC, 0.37%, 11/02/09	325,000	325,000,000

(Purchased on 10/30/09 to be repurchased at $325,010,021, collateralized by various corporate/debt obligations, 0.00% to 13.00% due from 3/15/10 to 12/29/49, aggregate par and fair value of $359,298,602, $347,752,333, respectively)

Total Repurchase Agreements — 9.2%		6,129,303,000

Total Investments (Cost $66,607,870,714*) — 100.1%		66,607,870,714
Liabilities in Excess of Other Assets — (0.1)%		(87,324,321)

Net Assets — 100.0%		$66,520,546,393

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)3 of Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(20,500,000)	$193,641

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (concluded)	TempFund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$66,607,870,714
Level 3	—

Total	$66,607,870,714

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	21

Schedule of Investments October 31, 2009	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations(a)	Par (000)	Value
U.S. Treasury Bills:
0.63%, 11/19/09	$136,000	$135,957,160
0.29%, 12/03/09	108,000	107,972,160
0.71%, 12/17/09	135,000	134,878,388
0.27%, 1/07/10	50,000	49,975,340
0.29%, 1/07/10	250,000	249,867,396
0.29%, 1/21/10	124,515	124,435,155
0.28%, 1/28/10	70,000	69,952,944
0.28%, 2/04/10	98,750	98,678,337
0.26%, 2/18/10	125,000	124,900,840
0.27%, 2/18/10	70,000	69,942,775
0.26%, 2/25/10	70,000	69,942,483
0.24%, 3/04/10	59,000	58,952,124
0.23%, 3/11/10	495	494,598
0.21%, 3/18/10	15,750	15,737,443
0.21%, 4/01/10	100,000	99,914,014
0.47%, 4/01/10	50,000	49,902,479
0.50%, 4/01/10	75,000	74,842,708
0.15%, 4/08/10	110,220	110,147,439
0.15%, 4/15/10	50,000	49,965,625
0.45%, 6/03/10	80,100	79,888,113
0.54%, 6/10/10	43,575	43,430,549
0.45%, 6/17/10	75,000	74,788,625
0.53%, 7/01/10	71,000	70,749,429
0.39%, 7/15/10	130,000	129,644,089
0.50%, 7/29/10	60,000	59,775,000
0.32%, 8/26/10	68,000	67,822,690
0.41%, 9/23/10	25,000	24,908,313
0.38%, 10/21/10	74,722	74,446,463

Total U.S. Treasury Obligations — 33.5%		2,321,912,679

Repurchase Agreements
Banc of America Securities LLC, 0.06%, 11/02/09	375,000	375,000,000

(Purchased on 10/30/09 to be repurchased at $375,001,875, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 11/12/09 to 9/15/12, aggregate par and fair value of $382,746,600, $382,500,091, respectively)

Barclays Capital, Inc., 0.06%, 11/02/09	413,978	413,978,000

(Purchased on 10/30/09 to be repurchased at $413,980,070, collateralized by various U.S. Treasury Notes, 0.88% to 4.38% due from 1/31/11 to 8/15/12, aggregate par and fair value of $400,614,700, $422,257,584, respectively)

Citigroup Global Markets, Inc., 0.06%, 11/02/09	155,000	155,000,000

(Purchased on 10/30/09 to be repurchased at $155,000,775, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 7/15/10 to 1/15/16, aggregate par and fair value of $146,278,500, $158,100,029, respectively)

Credit Suisse Securities (USA) LLC, 0.08%, 11/05/09	600,000	600,000,000

(Purchased on 10/29/09 to be repurchased at $600,009,333, collateralized by U.S. Treasury Inflation Indexed Securities, 0.88% to 3.50% due from 4/15/10 to 1/15/18, aggregate par and fair value of $517,733,000, $612,005,019, respectively)

Deutsche Bank Securities Inc., 0.06%, 11/02/09	200,000	200,000,000

(Purchased on 10/30/09 to be repurchased at $200,001,000, collateralized by U.S. Treasury Inflation Indexed Securities, 0.00% to 4.25% due from 8/15/20 to 5/15/39, aggregate par and fair value of $457,674,335, $204,000,002, respectively)

Deutsche Bank Securities Inc., 0.06%, 11/02/09	450,000	450,000,000

(Purchased on 10/30/09 to be repurchased at $450,002,250, collateralized by U.S. Treasury Inflation Indexed Securities, 0.00% to 4.25% due from 8/15/20 to 5/15/39, aggregate par and fair value of $1,029,767,254, $459,000,005, respectively)

Deutsche Bank Securities Inc., 0.12%, 1/07/10	275,000	275,000,000

(Purchased on 10/07/09 to be repurchased at $275,084,333, collateralized by U.S. Treasury Inflation Indexed Securities, 0.00% to 4.25% due from 8/15/20 to 5/15/39, aggregate par and fair value of $629,302,211, $280,500,003, respectively)

HSBC Securities (USA) Inc., 0.05%, 11/02/09	470,000	470,000,000

(Purchased on 10/30/09 to be repurchased at $470,001,958, collateralized by various U.S. Treasury obligations, 0.00% to 11.75% due from 11/15/09 to 2/15/38, aggregate par and fair value of $783,272,636, $479,403,734, respectively)

JPMorgan Securities Inc., 0.05%, 11/02/09	332,587	332,587,000
(Purchased on 10/30/09 to be repurchased at $332,558,386, collateralized by U.S. Treasury Notes, 1.00% due 7/31/11, par and fair value of $337,260,000, $339,240,676, respectively)
RBS Securities Inc., 0.06%, 11/02/09	600,000	600,000,000

(Purchased on 10/30/09 to be repurchased at $600,003,000, collateralized by various U.S. Treasury obligations, 3.50% to 5.00% due from 11/15/09 to 2/15/18, aggregate par and fair value of $598,259,300, $612,000,277, respectively)

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.21%, 11/05/09	$285,000	$285,000,000
(Purchased on 08/06/09 to be repurchased at $285,151,288, collateralized by U.S. Treasury Notes, 1.75% due 3/31/14, par and fair value of $295,940,000, $290,702,545, respectively)
UBS Securities LLC, 0.05%, 11/02/09	111,786	111,786,000
(Purchased on 10/30/09 to be repurchased at $111,786,466, collateralized by U.S. Treasury Notes, 2.63% due 6/30/14, par and fair value of $111,510,000, $114,022,595, respectively)
UBS Securities LLC, 0.12%, 1/07/10	200,000	200,000,000
(Purchased on 10/07/09 to be repurchased at $200,061,333, collateralized by U.S. Treasury Notes, 2.63% due 6/30/14, par and fair value of $199,505,000, $204,000,339, respectively)
UBS Securities LLC, 0.11%, 1/25/10	150,000	150,000,000
(Purchased on 10/23/09 to be repurchased at $150,043,083, collateralized by U.S. Treasury Notes, 2.63% due 6/30/14, par and fair value of $149,630,000, $153,001,532, respectively)

Total Repurchase Agreements — 66.5%		4,618,351,000

Total Investments (Cost $6,940,263,679*) — 100.0%		6,940,263,679
Liabilities in Excess of Other Assets — 0.0%		(1,060,175)

Net Assets — 100.0%		$6,939,203,504

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$6,940,263,679
Level 3	—

Total	$6,940,263,679

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	23

Schedule of Investments October 31, 2009	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations(a)	Par (000)	Value
U.S. Treasury Bills:
0.00%, 11/05/09	$114,065	$114,065,000
0.04%, 11/05/09	40,000	39,999,831
0.18%, 11/05/09	74,000	73,998,520
0.00%, 11/12/09	75,000	75,000,000
0.04%, 11/12/09	151,615	151,613,147
0.05%, 11/12/09	317,940	317,935,143
0.19%, 11/12/09	125,000	124,992,934
0.31%, 11/12/09	21,000	20,998,042
0.05%, 11/19/09	672,278	672,262,124
0.18%, 11/19/09	150,000	149,986,500
0.05%, 11/27/09	500,000	499,982,847
0.16%, 11/27/09	153,880	153,862,218
0.30%, 11/27/09	55,303	55,291,217
0.15%, 12/03/09	125,000	124,983,333
0.06%, 12/10/09	100,000	99,993,500
0.14%, 12/10/09	149,535	149,512,449
0.10%, 12/17/09	28,380	28,376,337
0.14%, 12/17/09	120,000	119,979,300
0.10%, 12/24/09	100,000	99,985,278
0.10%, 12/31/09	101,139	101,122,609
0.12%, 12/31/09	50,000	49,990,417
0.06%, 1/07/10	130,000	129,985,204
0.07%, 1/07/10	96,420	96,408,103
0.08%, 1/07/10	150,000	149,979,063
0.27%, 1/14/10	49,290	49,262,644
0.08%, 1/21/10	40,000	39,993,025
0.05%, 1/28/10	14,397	14,395,240
0.06%, 1/28/10	150,000	149,979,833
0.08%, 1/28/10	99,780	99,761,707
0.13%, 2/04/10	40,000	39,986,278
0.13%, 2/11/10	50,000	49,981,583
0.23%, 3/11/10	19,000	18,984,563
0.21%, 3/18/10	6,300	6,294,975
0.22%, 3/18/10	24,000	23,980,363
0.19%, 4/01/10	45,000	44,964,138
0.21%, 4/01/10	31,000	30,973,344
0.50%, 4/01/10	25,000	24,947,569
0.15%, 4/08/10	50,000	49,967,083
0.17%, 4/22/10	100,000	99,918,778
0.54%, 6/10/10	20,120	20,053,302
0.22%, 6/17/10	99,630	99,492,670
0.53%, 7/01/10	36,000	35,872,950
0.47%, 7/29/10	9,600	9,566,160
0.41%, 9/23/10	10,000	9,963,325

Total U.S. Treasury Obligations — 100.0%		4,518,642,646

Total Investments (Cost $4,518,642,646*) — 100.0%		4,518,642,646
Liabilities in Excess of Other Assets — 0.0%		(794,765)

Net Assets — 100.0%		$4,517,847,881

*	Aggregate cost for federal income tax purpose is $4,518,643,089.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2	$4,518,642,646
Level 3	—

Total	$4,518,642,646

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (SouthTrust Bank N.A. LOC), 0.57%, 11/09/09(a)	$750	$750,000
Decatur Industrial Development Board RB (BP Amoco Chemical Co. Project) Series 2001 AMT VRDN, 0.22%, 11/02/09(a)	1,100	1,100,000
Tuscaloosa IDRB Series 2000A AMT VRDN (SouthTrust Bank N.A. LOC), 0.57%, 11/09/09(a)	1,090	1,090,000

		2,940,000

Arizona — 7.9%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.26%, 11/09/09(a)	4,000	4,000,000
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC), 0.25%, 11/09/09(a)	5,400	5,400,000
Arizona Health Facilities Authority RB (Banner Health Project) Series 2008C VRDN (Scotiabank LOC), 0.25%, 11/09/09(a)	6,100	6,100,000
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1782 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.21%, 11/09/09(a)	3,200	3,200,000
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility), 0.31%, 11/09/09(a)	9,395	9,395,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB, 3.00%, 7/01/10	3,000	3,051,151
Maricopa County IDA Multi-Family Housing RB (Las Gardenias Apartments Project) Series 2000A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement), 0.31%, 11/09/09(a)	2,540	2,540,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.32%, 11/09/09(a)	2,800	2,800,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC, Federal Home Loan Bank SBPA), 0.30%, 11/09/09(a)	4,300	4,300,000
Pima County IDRB (Tucson Electric Power Co. Irvington Project) Series 1982A VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 11/09/09(a)	4,000	4,000,000
Pima County IDRB (Tucson Electric Power Co. Irvington Project) Series 2008 VRDN (JPMorgan Chase Bank LOC), 0.25%, 11/09/09(a)	3,700	3,700,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA), 0.76%, 11/09/09(a)	10,100	10,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	5,570	5,570,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.26%, 11/09/09(a)	1,000	1,000,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC), 0.22%, 11/09/09(a)	5,000	5,000,000
Tempe Transit Excise Tax RB Series 2006 VRDN (Royal Bank of Canada SBPA), 0.24%, 11/09/09(a)	4,800	4,800,000
Yavapai County IDA Hospital Facilities RB (Northern Arizona Healthcare Project) Series 2009B VRDN (BBVA Bank LOC), 0.21%, 11/09/09(a)	2,800	2,800,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC), 0.23%, 11/09/09(a)	2,800	2,800,000

		80,556,151

Arkansas — 0.5%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.36%, 11/09/09(a)	5,000	5,000,000

California — 20.5%
California Communities Note Program RB Series 2009 TRAN, 2.00%, 6/30/10	3,200	3,224,074
California Department of Veterans Affairs Home Purchase RB Series 2008 ROC-RR-II-R-11444 AMT VRDN (Citibank N.A. Liquidity Facility), 0.27%, 11/09/09(a)	8,605	8,605,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)	7,700	7,700,000
California GO Series 2003A-1 VRDN (West LB A.G. LOC, JPMorgan Chase Bank LOC), 0.22%, 11/02/09(a)	6,300	6,300,000
California GO Series 2003A-2 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC), 0.22%, 11/02/09(a)	8,200	8,200,000
California GO Series 2003A-3 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC), 0.18%, 11/02/09(a)	1,700	1,700,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wachovia Bank N.A. LOC), 0.15%, 11/02/09(a)	8,900	8,900,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.21%, 11/09/09(a)	11,570	11,570,000
California Housing Finance Agency Home Mortgage RB Austin Trust Certificates Series 2008-1100 AMT VRDN (Bank of America N.A. Liquidity Facility), 0.76%, 11/09/09(a)	8,000	8,000,000
California Housing Finance Agency Home Mortgage RB Series 2002M AMT VRDN (Bank of Nova Scotia SBPA), 0.45%, 11/02/09(a)	10,000	10,000,000
California Housing Finance Agency Home Mortgage RB Series 2005F AMT VRDN (Lloyds Banking Group Plc SBPA), 1.58%, 11/09/09(a)	12,700	12,700,000
California Housing Finance Agency Home Mortgage RB Series 2006F AMT VRDN (Fortis Bank S.A./N.V. SBPA), 2.05%, 11/02/09(a)	17,000	17,000,000
California Housing Finance Agency Home Mortgage RB Series 2008E AMT VRDN (KBC Bank N.V. SBPA), 0.35%, 11/02/09(a)	7,755	7,755,000
California Housing Finance Agency RB Series 2008 ROC-RR-II-R-11445 AMT VRDN (Citibank N.A. Liquidity Facility), 0.34%, 11/09/09(a)(b)	8,995	8,995,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	25

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
California School Cash Reserve Program Authority RB Series 2009-10A TRAN, 2.50%, 7/01/10	$7,000	$7,087,617
East Bay Municipal Utilities District Water System Series 2009 TECP, 0.33%, 12/03/09	10,000	10,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.33%, 11/09/09(a)	1,500	1,500,000
Los Angeles Community Redevelopment Agency Multi-Family Housing RB (Hollywood & Vine Apartments Project) Series 2007A VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.25%, 11/09/09(a)	21,000	21,000,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2009A-2 VRDN (JPMorgan Chase Bank SBPA), 0.17%, 11/02/09(a)	12,900	12,900,000
Los Angeles GO Series 2009A TRAN, 2.50%, 6/30/10	7,500	7,583,473
Metropolitan Water District of Southern California Waterworks RB Series 2004C VRDN (Dexia Credit Local SBPA), 0.22%, 11/09/09(a)	12,100	12,100,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009A VRDN (Barclays Bank Plc Liquidity Facility), 0.18%, 11/09/09(a)	7,000	7,000,000
San Francisco City & County Airports Commission RB Series 2009A Mandatory Put MB, 0.75%, 9/15/10(a)	1,000	1,000,000
San Jose Financing Authority RB Series 2008 ROC-RR-II-R-11629 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	2,000	2,000,000
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CALSTRS LOC), 0.22%, 11/09/09(a)	5,800	5,800,000

		208,620,164

Colorado — 1.0%
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT VRDN (Dexia Credit Local SBPA), 0.36%, 11/09/09(a)	10,500	10,500,000

Florida — 5.0%
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC), 0.40%, 11/09/09(a)	11,795	11,795,000
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB, 1.75%, 4/21/10(a)	5,000	5,000,000
Florida Gulf Coast University Financing Corp. RB (Housing Project) Series 2008A VRDN (Wachovia Bank N.A. LOC), 0.27%, 11/09/09(a)	4,000	4,000,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.36%, 11/09/09(a)	1,050	1,050,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA), 0.30%, 11/09/09(a)	6,000	6,000,000
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB (Florida Power & Light Co. Project) Series 2003 VRDN, 0.26%, 11/02/09(a)	2,400	2,400,000
Orlando Utilities Commission Utility System RB Series 2009B-1 MB, 2.00%, 6/01/10	10,000	10,089,681
Volusia County School Board GO Series 2009 TAN, 3.00%, 9/07/10	10,000	10,214,595

		50,549,276

Georgia — 0.9%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992-1st VRDN, 0.15%, 11/02/09(a)	3,855	3,855,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC), 0.32%, 11/09/09(a)	2,400	2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wachovia Bank N.A. LOC), 0.55%, 11/09/09(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wachovia Bank N.A. LOC), 0.55%, 11/09/09(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wachovia Bank N.A. LOC), 0.55%, 11/09/09(a)	1,000	1,000,000

		9,255,000

Illinois — 5.8%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC), 0.50%, 11/09/09(a)	2,590	2,590,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC), 0.66%, 11/09/09(a)	2,765	2,765,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC), 0.55%, 11/09/09(a)	1,670	1,670,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 VRDN (JPMorgan Chase Bank LOC), 0.47%, 11/09/09(a)	2,935	2,935,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA), 3.00%, 11/09/09(a)	11,100	11,100,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA), 0.35%, 11/09/09(a)	11,000	11,000,000
Illinois Toll Highway Authority RB Series 2007A-2 VRDN (Dexia Credit Local SBPA), 0.35%, 11/09/09(a)	25,000	25,000,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty), 0.80%, 11/09/09(a)	2,100	2,100,000

		59,160,000

Indiana — 0.7%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC), 0.81%, 11/09/09(a)	1,160	1,160,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC), 0.38%, 11/09/09(a)	2,150	2,150,000
Indiana Finance Authority Environmental IDRB (Duke Energy Indiana, Inc. Project) Series 2009A-2 AMT VRDN (Bank of America N.A. LOC), 0.35%, 11/09/09(a)	3,300	3,300,000
See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC), 2.10%, 11/09/09(a)	$200	$200,000

		6,810,000

Iowa — 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC), 0.56%, 11/09/09(a)	1,000	1,000,000
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN, 2.50%, 6/23/10	1,000	1,012,428

		2,012,428

Kentucky — 0.4%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC), 0.42%, 11/09/09(a)	510	510,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT VRDN (U.S. Bank N.A. LOC), 0.42%, 11/09/09(a)	795	795,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (Bank One N.A. LOC), 1.40%, 11/09/09(a)	2,620	2,620,000

		3,925,000

Louisiana — 1.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.52%, 11/02/09(a)	2,400	2,400,000
East Baton Rouge Parish Solid Waste RB (Exxon Project) Series 1998 VRDN, 0.23%, 11/02/09(a)	9,000	9,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN, 0.56%, 11/09/09(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC), 0.51%, 11/09/09(a)	935	935,000

		18,335,000

Maryland — 1.9%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	3,470	3,470,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 11/09/09(a)	5,355	5,355,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	2,800	2,800,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 11/09/09(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 11/02/09(a)	450	450,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 11/09/09(a)	1,000	1,000,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 11/09/09(a)	2,000	2,000,000

		19,275,000

Massachusetts — 0.3%
Massachusetts RB Municipal Trust Receipts Floaters Series 2005-3058 VRDN (FGIC Insurance, Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.97%, 11/09/09(a)	2,700	2,700,000

Michigan — 2.3%
Michigan Housing Development Authority RB Series 2008A AMT VRDN (GO of Authority Insurance, JPMorgan Chase Bank SBPA), 0.25%, 11/02/09(a)	16,000	16,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA), 0.34%, 11/09/09(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 1.40%, 11/09/09(a)	2,800	2,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 1.40%, 11/09/09(a)	2,400	2,400,000

		23,600,000

Mississippi — 1.0%
Mississippi Business Finance Corp. Solid Waste Disposal RB (Mississippi Power Co. Project) Series 1995 AMT VRDN, 0.29%, 11/02/09(a)	10,000	10,000,000

Missouri — 0.8%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC), 0.61%, 11/09/09(a)	2,525	2,525,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.56%, 11/09/09(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A VRDN (Bank of America N.A. LOC), 0.46%, 11/09/09(a)	1,305	1,305,000

		7,830,000

Nebraska — 2.6%
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 VRDN (KeyBank N.A. LOC), 0.70%, 11/09/09(a)	26,200	26,200,000

Nevada — 0.7%
Clark County Airport System Subordinate Lien RB Series 2009A RAN, 2.50%, 7/15/10	7,000	7,080,475

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	27

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC), 1.15%, 11/09/09(a)	$530	$530,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 11/09/09(a)	1,325	1,325,000

		1,855,000

New Jersey — 4.2%
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006A VRDN (TD Bank N.A. LOC), 0.20%, 11/09/09(a)	6,700	6,700,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (AMBAC Insurance, Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.97%, 11/09/09(a)(b)	2,015	2,015,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (FGIC Insurance, Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.97%, 11/09/09(a)(b)	1,500	1,500,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3032 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.19%, 11/09/09(a)(b)(c)	6,000	6,000,000
New Jersey Economic Development Authority RB Series 2009A RAN, 2.50%, 6/18/10	5,000	5,062,739
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2009D VRDN (TD Bank N.A. LOC), 0.20%, 11/09/09(a)	4,100	4,100,000
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2005-2493 VRDN (AMBAC Insurance, Dexia Credit Local SBPA, Dexia Credit Local Guaranty), 0.97%, 11/09/09(a)(b)	1,500	1,500,000
New Jersey Turnpike Authority RB Series 2009A VRDN (JPMorgan Chase Bank LOC), 0.25%, 11/09/09(a)	10,000	10,000,000
Readington Township GO Series 2009 BAN, 1.50%, 2/04/10	2,000	2,003,925
Woodbridge Township GO Series 2009 BAN, 1.50%, 7/02/10	4,000	4,019,813

		42,901,477

New Mexico — 1.0%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT VRDN (Federal Home Loan Bank Insurance), 1.03%, 1/12/10(a)	10,000	10,000,000

New York — 16.3%
Long Island Power Authority Electric System RB Series 1998-2A VRDN (WestLB A.G. LOC), 0.24%, 11/09/09(a)	6,200	6,200,000
Long Island Power Authority Electric System RB Series 1998-3B VRDN (WestLB A.G. LOC), 0.18%, 11/02/09(a)	5,000	5,000,000
New York City GO Series 2001A-6 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.20%, 11/02/09(a)	11,565	11,565,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA), 0.16%, 11/02/09(a)	18,900	18,900,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008I-2-5 AMT VRDN, 0.72%, 11/02/09(a)	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CALSTRS SBPA), 0.20%, 11/02/09(a)	10,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(b)	1,445	1,445,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998A-1 VRDN (WestLB A.G. SBPA), 0.20%, 11/09/09(a)	25,000	25,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000A VRDN (JPMorgan Chase & Co. SBPA), 0.20%, 11/09/09(a)	2,915	2,915,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC), 0.19%, 11/09/09(a)	12,200	12,200,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-135 AMT VRDN (Dexia Credit Local SBPA), 0.28%, 11/02/09(a)	13,100	13,100,000
New York Mortgage Agency Homeowner Mortgage RB Series 2007-147 VRDN (Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	16,500	16,500,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA), 0.24%, 11/09/09(a)	8,200	8,200,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2002B VRDN (JPMorgan Chase & Co. LOC), 0.22%, 11/09/09(a)	18,700	18,700,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2002D VRDN (Northern Trust Co. LOC), 0.22%, 11/09/09(a)	4,100	4,100,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	5,200	5,200,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC), 1.15%, 11/09/09(a)	670	670,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.38%, 11/09/09(a)	1,290	1,290,000

		165,985,000

North Carolina — 0.9%
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.46%, 11/09/09(a)	1,120	1,120,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility), 0.28%, 11/09/09(a)(c)	1,845	1,845,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC), 0.36%, 11/09/09(a)	$1,065	$1,065,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale LOC), 0.17%, 11/09/09(a)	2,600	2,600,000
Raleigh County COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA), 0.30%, 11/09/09(a)	2,300	2,300,000

		8,930,000

Ohio — 1.8%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN, 3.00%, 11/24/09	1,133	1,133,282
Deerfield GO Series 2008 BAN, 2.15%, 11/17/09	2,580	2,580,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 VRDN (KeyBank N.A. LOC), 1.10%, 11/09/09(a)	235	235,000
Ohio Air Quality Development Authority PCRB (First Energy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty), 0.35%, 11/09/09(a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009A VRDN (Bank of Nova Scotia LOC), 0.20%, 11/09/09(a)	3,000	3,000,000
Ohio Air Quality Development Authority RB Municipal Trust Receipts Floaters (First Energy Nuclear Generation Corp. Project) Series 2009-52C VRDN (Wells Fargo & Co. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	3,600	3,600,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC), 0.85%, 11/09/09(a)	1,400	1,400,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC), 1.10%, 11/09/09(a)	2,160	2,160,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	1,160	1,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC), 1.05%, 11/09/09(a)	400	400,000
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN, 1.00%, 10/08/10	1,000	1,004,270

		18,272,552

Oklahoma — 0.3%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America LOC), 0.47%, 11/09/09(a)	2,850	2,850,000

Oregon — 2.2%
Clackamas County Hospital Facility Authority RB (Legacy Health System Project) Series 2008A VRDN (U.S. Bank N.A. LOC), 0.20%, 11/09/09(a)	4,000	4,000,000
Oregon Department of Transportation Highway User Tax RB Series 2007B-2 VRDN (Dexia Credit Local SBPA), 0.23%, 11/09/09(a)	18,000	18,000,000

		22,000,000

Pennsylvania — 2.4%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.52%, 11/09/09(a)	300	300,000
Pennsylvania Turnpike Commission RB Series 2001U VRDN (Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	9,500	9,500,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	9,840	9,840,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC), 0.19%, 11/09/09(a)	5,000	5,000,000

		24,640,000

Puerto Rico — 1.7%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.32%, 11/09/09(a)	15,000	15,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2005-3189 VRDN (AMBAC Insurance, Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.97%, 11/09/09(a)(b)	2,800	2,800,000

		17,800,000

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 11/09/09(a)	3,800	3,800,000

Tennessee — 1.2%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 11/09/09(a)	2,290	2,290,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.23%, 11/02/09(a)	3,800	3,800,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.66%, 11/09/09(a)	520	520,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN, 0.41%, 5/28/10(a)	5,300	5,300,000

		11,910,000

Texas — 6.9%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.56%, 11/09/09(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (BP Products North America Project) Series 2002 VRDN, 0.22%, 11/02/09(a)	10,000	10,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN, 0.23%, 11/02/09(a)	50	50,000
Gulf Coast Waste Disposal Authority RB (Amoco Oil Co. Project) Series 1996 AMT VRDN, 0.22%, 11/02/09(a)	6,200	6,200,000
Northwest ISD GO Series 2008 ROC-RR-II-R- 11539PB VRDN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility), 0.26%, 11/09/09(a)	12,585	12,585,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 11/09/09(a)	3,000	3,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	29

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT VRDN (GNMA/FNMA Guaranty, Wachovia Bank N.A. SBPA), 0.30%, 11/09/09(a)(b)	$695	$695,000
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA), 0.29%, 11/09/09(a)(b)	2,400	2,400,000
Texas RB Series 2009 TRAN, 2.50%, 8/31/10	30,000	30,504,392

		70,434,392

Utah — 1.2%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.21%, 11/09/09(a)(c)	2,200	2,200,000
Utah Housing Corp. Single Family Mortgage RB Series 2002B Class I AMT VRDN (WestLB A.G. SBPA), 0.40%, 11/09/09(a)	10,580	10,580,000

		12,780,000

Virginia — 2.7%
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	20,000	20,000,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC), 0.17%, 11/02/09(a)	1,875	1,875,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC), 0.59%, 11/09/09(a)	1,400	1,400,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wachovia Bank N.A. LOC), 0.30%, 11/09/09(a)(b)	45	45,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT VRDN (Wachovia Bank N.A. LOC), 0.30%, 11/09/09(a)(b)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC), 1.00%, 11/09/09(a)	20	20,000

		27,745,000

Washington — 1.1%
Port of Seattle RB Municipal Trust Receipts Floaters Series 2009-3003 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.26%, 11/09/09(a)(b)	10,425	10,425,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.30%, 11/02/09(a)	395	395,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC), 0.45%, 11/09/09(a)	220	220,000

		11,040,000

Wisconsin — 0.8%
Green Bay Area Public School District RB Series 2009 TRAN, 2.00%, 6/25/10	4,000	4,039,640
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.56%, 11/09/09(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC), 1.40%, 11/09/09(a)	1,680	1,680,000

		8,104,640

Wyoming — 0.4%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.45%, 11/09/09(a)	4,000	4,000,000

Total Investments (Cost $1,019,396,555*) — 100.3%		1,019,396,555
Liabilities in Excess of Other Assets — (0.3)%		(2,860,135)

Net Assets — 100.0%		$1,016,536,420

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$1,019,396,555
Level 3	—

Total	$1,019,396,555

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.6%
Lower Alabama Gas District RB Series 2007A VRDN (Societe Generale Liquidity Facility), 0.24%, 11/09/09(a)	$75,755	$75,755,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 (Southern Companies Guaranty), 1.40%, 7/15/10(a)	7,500	7,500,000
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2009 MB (Southern Companies Guaranty), 1.40%, 9/18/10(a)	2,900	2,900,000

		86,155,000

Alaska — 0.1%
Alaska Housing Finance Corp. RB Municipal Trust Receipts Floaters Series 2009-3001 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.21%, 11/09/09(a)(b)(c)	5,000	5,000,000

Arizona — 2.0%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 11/09/09(a)	11,300	11,300,000
Arizona Sports & Tourism Authority RB (Multipurpose Stadium Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.39%, 11/09/09(a)	15,050	15,050,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.26%, 11/09/09(a)(c)	775	775,000
Pima County IDRB (Tucson Electric Power Co. Irvington Project) Series 2008 VRDN (JPMorgan Chase Bank LOC), 0.25%, 11/09/09(a)	12,700	12,700,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA), 0.76%, 11/09/09(a)	11,100	11,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	30,901	30,901,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.23%, 11/09/09(a)(c)	4,850	4,850,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC), 0.22%, 11/09/09(a)	13,800	13,800,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.26%, 11/09/09(a)	7,400	7,400,000

		107,876,000

California — 10.0%
ABAG Finance Authority Nonprofit Corp. RB (Elder Care Alliance Project) Series 2006A VRDN (Sovereign Bank FSB LOC, Banco Santander LOC), 0.20%, 11/09/09(a)	5,490	5,490,056
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN, 2.00%, 6/30/10	5,900	5,956,954
California Department of Water Resource Power Supply RB Series 2002C-11 VRDN (KBC Bank N.V. LOC, Bank of Nova Scotia LOC), 0.22%, 11/09/09(a)	69,400	69,400,000
California GO Municipal Trust Receipts Floaters Series 2007A VRDN (Societe Generale Liquidity Facility, Societe Generale Guaranty), 0.23%, 11/09/09(a)(c)	49,000	49,000,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (FSA Insurance, Dexia Credit Local Liquidity Facility), 0.71%, 11/09/09(a)(c)	110,055	110,055,000
California GO Series 2003A-2 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC), 0.22%, 11/02/09(a)	18,500	18,500,000
California GO Series 2003A-3 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC), 0.18%, 11/02/09(a)	34,200	34,200,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.21%, 11/09/09(a)	4,265	4,265,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN, 2.50%, 7/01/10	31,900	32,299,285
East Bay Municipal Utilities District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA), 0.23%, 11/09/09(a)	21,615	21,615,000
East Bay Municipal Utilities District Water System Series 2009 TECP:
0.47%, 11/03/09	25,000	25,000,000
0.33%, 12/03/09	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.33%, 11/09/09(a)(c)	30,300	30,300,000
Los Angeles GO Series 2009 TRAN:
2.50%, 4/28/10	8,500	8,584,644
2.50%, 5/28/10	24,800	25,085,611
Los Angeles Unified School District GO Series 2009A TRAN, 2.00%, 8/12/10	12,900	13,037,586
Norwalk-La Mirada Unified School District GO Municipal Trust Receipts Floaters Series 2003SG-169 VRDN (Societe Generale SBPA), 0.23%, 11/09/09(a)(c)	10,000	10,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)	25,000	25,000,000
San Francisco City & County Airports Commission RB Series 2009A Mandatory Put MB, 0.75%, 9/15/10(a)	6,500	6,500,000
San Francisco County Transportation Series 2009 TECP, 0.38%, 11/18/09	40,250	40,250,000

		545,439,136

Colorado — 3.7%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.28%, 11/09/09(a)	10,250	10,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.28%, 11/09/09(a)	6,180	6,180,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.26%, 11/09/09(a)	3,170	3,170,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.26%, 11/09/09(a)	$4,835	$4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC), 0.26%, 11/09/09(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	22,485	22,485,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	10,000	10,000,000
Colorado Educational & Cultural Facilities Authority RB (YMCA Rockies Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.20%, 11/09/09(a)	13,200	13,200,000
Colorado Health Facilities Authority RB (Covenant Retirement Project) Series 1999A VRDN (LaSalle Bank N.A. LOC), 0.22%, 11/09/09(a)	5,875	5,875,000
Colorado Health Facilities Authority RB (Frasier Meadows Community Project) Series 2008 VRDN (JPMorgan Chase Bank LOC), 0.22%, 11/09/09(a)	8,000	8,000,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006-1B2 VRDN (Federal Home Loan Bank SBPA), 0.26%, 11/09/09(a)	5,125	5,125,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.26%, 11/09/09(a)	6,500	6,500,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	38,750	38,750,000
Colorado Springs Utilities RB Series 2009C VRDN (Bank of Nova Scotia SBPA), 0.20%, 11/09/09(a)	11,000	11,000,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.26%, 11/09/09(a)	8,625	8,625,000
Denver Certificate of Participation Series 2000A MB, 5.50%, 5/01/10	2,325	2,384,341
Denver GO Series 2008A TECP, 0.40%, 3/10/10	22,000	22,000,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/09/09(a)	10,000	10,000,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.26%, 11/09/09(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.26%, 11/09/09(a)	3,200	3,200,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC), 0.26%, 11/09/09(a)	3,100	3,100,000

		203,324,341

Connecticut — 0.1%
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA), 0.18%, 11/09/09(a)	2,000	2,000,000
Waterford Township GO Series 2009 BAN, 1.50%, 8/12/10	4,900	4,936,778

		6,936,778

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	2,115	2,115,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	2,125	2,125,000

		4,240,000

District of Columbia — 2.1%
District of Columbia GO Municipal Trust Receipts Floaters Series 2008-2934 VRDN (HypoVere-insbank Liquidity Facility, UniCredit SpA Guaranty), 0.36%, 11/09/09(a)(b)(c)	10,905	10,905,000
District of Columbia GO Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.30%, 11/09/09(a)	27,990	27,990,000
District of Columbia GO Series 2008C VRDN (Dexia Credit Local LOC), 0.32%, 11/09/09(a)	10,000	10,000,000
District of Columbia GO Series 2008D VRDN (Dexia Credit Local LOC), 0.25%, 11/09/09(a)	16,000	16,000,000
District of Columbia RB (American Assoc. Homes & Services Project) Series 2005A VRDN (Sovereign Bank LOC, Unicredito Italiano SpA LOC), 0.51%, 11/09/09(a)	11,090	11,090,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	3,340	3,340,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2007B-1 VRDN (JPMorgan Chase Bank LOC), 0.20%, 11/09/09(a)	7,750	7,750,000
District of Columbia RB (Georgetown University Project) Series 2009B VRDN (TD Bank M.A. LOC), 0.19%, 11/09/09(a)	8,050	8,050,000
District of Columbia RB (Georgetown University Project) Series 2009C VRDN (TD Bank M.A. LOC), 0.17%, 11/09/09(a)	4,500	4,500,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	4,000	4,000,000

		112,425,000

Florida — 7.1%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.33%, 11/09/09(a)(b)(c)	6,148	6,147,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 VRDN (KBC Bank N.V. LOC), 0.22%, 11/09/09(a)	6,400	6,400,000

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Broward County Professional Sports Facilities RB SPEARS (Civic Arena Project) Series 2008DB-487 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.26%, 11/09/09(a)(c)	$7,110	$7,110,000
Clearwater RB Series 2009B BAN, 4.00%, 12/01/09	3,240	3,248,153
Dade County Development Authority PCRB (Florida Power & Light Co. Project) Series 1995 VRDN, 0.50%, 11/02/09(a)	1,100	1,100,000
Dade County Solid Waste Disposal (Florida Light & Power Project) Series 1993 VRDN, 0.20%, 11/02/09(a)	16,850	16,850,000
Florida State Board of Education GO (Capital Outlay Project) Series 2005D MB, 5.00%, 6/01/10	1,035	1,062,494
Florida State Board of Education GO (Capital Outlay Project) Series 2008C MB, 5.00%, 6/01/10	5,320	5,461,097
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(c)	3,935	3,935,000
Gainesville Utilities System RB Series 2008B VRDN (Bank of New York SBPA), 0.20%, 11/09/09(a)	5,200	5,200,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(c)	10,350	10,350,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 VRDN (Adventist Health Guaranty), 0.20%, 11/09/09(a)	1,070	1,070,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003C VRDN (Bank of America N.A. LOC), 0.21%, 11/09/09(a)	9,200	9,200,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wachovia Bank N.A. LOC), 0.21%, 11/02/09(a)	6,700	6,700,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA), 0.30%, 11/09/09(a)	11,600	11,600,000
JEA Electrical System RB Series 2008-3B1 VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	18,665	18,665,000
JEA Electrical System RB Series 2008-3B4 VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	21,890	21,890,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.23%, 11/09/09(a)	17,125	17,125,000
Lee Memorial Health System RB Series 2009C VRDN (Northern Trust Co. LOC), 0.22%, 11/09/09(a)	2,000	2,000,000
Martin County Health Facilities Authority RB (Martin Memorial Medical Center Project) Series 2007B VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	16,100	16,100,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2710 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty), 0.20%, 11/09/09(a)(c)	7,410	7,410,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC), 0.20%, 11/09/09(a)(c)	2,575	2,575,000
Orange County Health Facilities Authority RB (Presbyterian Retirement Project) Series 2006A VRDN (Branch Banking & Trust Co. LOC), 0.23%, 11/09/09(a)	7,700	7,700,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	65,900	65,900,000
Orlando & Orange County Expressway Authority RB Series 2003C-4 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	20,000	20,000,000
Orlando County Utilities Commission Water & Electric RB Municipal Trust Receipts Floaters Series 2009-3023 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.21%, 11/09/09(a)(b)(c)	8,000	8,000,000
Orlando Utilities Commission Utilities System RB Series 2009B-1 MB, 2.00%, 6/01/10	43,000	43,385,629
Palm Beach County Housing Finance Authority RB (Emerald Bay Club Apartments Project) Series 2004 VRDN (Wachovia Bank N.A. LOC), 0.23%, 11/09/09(a)	9,500	9,500,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.22%, 11/09/09(a)	6,440	6,440,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(c)	2,765	2,765,000
Pinellas County Health Facilities Authority RB (Baycare Health System Issue Project) Series 2009A-2 VRDN (Northern Trust Co. LOC), 0.23%, 11/09/09(a)	9,750	9,750,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.21%, 11/09/09(a)(c)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(c)	1,035	1,035,000
Wells Fargo Stage Trust Various States RB Municipal Trust Receipts Floaters Series 2008-65C VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/09/09(a)(b)(c)	28,945	28,945,000

		389,954,873

Georgia — 2.2%
Bartow County Development Authority RB (Bowen Project) Series 1997 VRDN (Southern Companies Guaranty), 0.15%, 11/09/09(a)	38,000	38,000,000
Columbus Downtown Development Authority RB Series 2009 VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank Guaranty), 0.26%, 11/09/09(a)	2,100	2,100,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	3,000	3,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	33

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Gainesville & Hall County Development Authority RB (Senior Living Facility - Lanier Village Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.18%, 11/02/09(a)	$15,400	$15,400,000
Georgia Municipal Electric Authority RB (Georgia Power Co. Plant Vogtle Project) Series 2009A BAN:
1.50%, 5/25/10	6,950	6,984,908
2.00%, 6/21/10	12,760	12,882,522
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C VRDN (Wachovia Bank N.A. LOC), 0.22%,11/09/09(a)	11,530	11,530,000
Monroe County Development Authority PCRB (Georgia Power Co. Plant Scherer Project) Series 2009 VRDN, 0.22%, 11/02/09(a)	17,800	17,800,000
Monroe County Development Authority Pollution Control RB (Georgia Power Co. Scherer Project) Series 2006 VRDN, 0.15%, 11/02/09(a)	10,500	10,500,000

		119,197,430

Hawaii — 0.0%
Hawaii Department of Budget & Finance RB (Hawaii Pacific Health Project) Series 2009A-2 VRDN (Union Bank N.A. LOC), 0.23%, 11/09/09(a)	2,500	2,500,000

Idaho — 0.2%
Idaho Health Facilities Authority RB (St. Lukes Health System Project) Series 2009B VRDN (Harris N.A. LOC), 0.20%, 11/09/09(a)	13,000	13,000,000

Illinois — 5.4%
Chicago Department of Water Management RB Series 1999-1 VRDN (JPMorgan Chase Bank SBPA), 0.28%, 11/02/09(a)	13,000	13,000,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC), 0.18%, 11/02/09(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC), 0.18%, 11/02/09(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.26%, 11/09/09(a)(c)	3,270	3,270,000
Chicago Transit Authority COP Series 2008 ROC-RR-II-R-11551 VRDN (AGC-ICC Insurance, Citibank N.A. Liquidity Facility), 0.36%, 11/02/09(a)(c)	8,690	8,690,000
Chicago Transit Authority RB Series 2009 ROC-RR-II-R-11724 VRDN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility), 0.50%, 11/02/09(a)(b)(c)	16,660	16,660,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.20%, 11/09/09(a)(c)	2,120	2,120,000
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 VRDN (U.S. Bank N.A. LOC), 0.22%, 11/09/09(a)	11,000	11,000,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.22%, 11/09/09(a)	5,090	5,090,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.20%, 11/02/09(a)	2,700	2,700,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004A, 0.50%, 11/09/09(a)	10,490	10,490,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004B, 0.58%, 4/08/10(a)	26,000	26,000,000
Illinois Finance Authority RB (St. Vincent Project) Series 2000 (Ascension Health Guaranty), 0.73%, 5/06/10(a)	9,400	9,400,000
Illinois Finance Authority RB (University of Chicago Medical Project) Series 2009A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 11/02/09(a)	19,375	19,375,000
Illinois Finance Authority RB (University of Chicago Medical Projects) Series 2009D-1 VRDN (Bank of America N.A. LOC), 0.15%, 11/02/09(a)	4,600	4,600,000
Illinois Highway Authority Toll RB Series 2007A-1 VRDN (Dexia Credit Local SBPA), 0.35%, 11/09/09(a)	52,245	52,245,000
Illinois Highway Authority Toll RB Series 2008A-1 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.29%, 11/09/09(a)	40,000	40,000,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty), 0.80%, 11/09/09(a)	16,200	16,200,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.26%, 11/09/09(a)(c)	2,420	2,420,000
University of Illinois COP (Infrastructure Utility Projects) Series 2004 VRDN (Bank of America N.A. LOC), 0.24%, 11/09/09(a)	39,700	39,700,000

		294,595,000

Indiana — 0.9%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC), 0.20%, 11/09/09(a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC), 0.21%, 11/02/09(a)	16,200	16,200,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (LaSalle Bank N.A. LOC), 0.22%, 11/09/09(a)	12,855	12,855,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC), 0.28%, 11/09/09(a)	5,430	5,430,000
Indiana Health & Educational Facilities Financing Authority RB PUTTERS (Ascension Health Project) Series 2009-3301 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	5,300	5,300,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	4,860	4,860,000

		46,445,000

Iowa — 0.2%
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN, 2.50%, 6/23/10	7,350	7,441,349
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC), 0.31%, 11/09/09(a)	4,500	4,500,000

		11,941,349

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas — 1.7%
Kansas Department of Transportation Highway RB Series 2002C-3 VRDN (Dexia Bank LOC, Landesbank Hessen-Thuringen Girozentrale LOC), 0.19%, 11/09/09(a)	$29,500	$29,500,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility), 0.76%, 11/09/09(a)	4,000	4,000,000
Wichita GO Series 2009-228 TRAN, 0.75%, 4/08/10	59,060	59,072,562

		92,572,562

Kentucky — 0.6%
Boone County PCRB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 11/09/09(a)	7,000	7,000,000
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.22%, 11/09/09(a)	3,455	3,455,000
Lexington-Fayette Urban County Airport Board RB Series 2008B VRDN (JPMorgan Chase Bank LOC), 0.20%, 11/09/09(a)	4,400	4,400,000
Lexington-Fayette Urban County Government GO Series 2009C BAN, 1.00%, 7/15/10	8,000	8,017,820
Louisville and Jefferson County Metropolitan Government GO Series 2008-A BAN, 2.50%, 12/01/09	8,800	8,810,014

		31,682,834

Louisiana — 0.8%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.41%, 11/09/09(a)	5,135	5,135,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.52%, 11/09/09(a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Christus Health Project) Series 2009B-1 VRDN (Bank of New York LOC), 0.20%, 11/09/09(a)	3,000	3,000,000
Louisiana Public Facilities Authority RB (Christus Health Project) Series 2009B-2 VRDN (Bank of New York LOC), 0.17%, 11/09/09(a)	2,500	2,500,000
Monroe Sales & Use Tax RB Series 2007A VRDN (FSA Insurance, JPMorgan Chase Bank SBPA), 1.50%, 11/09/09(a)	27,040	27,040,000

		45,175,000

Maryland — 0.5%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	4,465	4,465,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	2,075	2,075,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC), 0.22%, 11/09/09(a)	2,000	2,000,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	3,585	3,585,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	1,800	1,800,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	1,875	1,875,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	4,105	4,105,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers Traders & Trust LOC), 0.29%, 11/09/09(a)	3,310	3,310,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	2,620	2,620,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/09/09(a)	2,300	2,300,000

		28,135,000

Massachusetts — 3.0%
Massachusetts Bay Transportation Authority RB Series 2000A MB, 5.75%, 7/01/10	1,110	1,148,670
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility), 0.76%, 11/09/09(a)	63,430	63,430,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 VRDN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), 0.22%, 11/09/09(a)	9,870	9,870,000
Massachusetts Development Finance Agency RB (ISO New England Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.19%, 11/09/09(a)	10,465	10,465,000
Massachusetts Health & Educational Facilities Authority TECP, 0.42%, 12/10/09	17,200	17,200,000
Massachusetts Housing Finance Agency RB Series 2003F VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	58,165	58,165,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.28%, 11/09/09(a)	2,000	2,000,000

		162,278,670

Michigan — 1.4%
Michigan Municipal Bond Authority RB Series 2009C-2 BAN (JPMorgan Chase Bank LOC), 2.50%, 8/20/10	9,600	9,725,645
Michigan State Hospital Finance Authority RB Series 1999 Mandatory Put MB (Ascension Health Guaranty), 0.70%, 1/06/10(a)	5,000	5,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Barclays Bank Plc Liquidity Facility), 0.23%, 11/09/09(a)	7,500	7,500,000
Michigan State University RB Series 2000-2001A VRDN (Bank of America N.A. SBPA), 0.25%, 11/09/09(a)	9,795	9,795,000
Oakland County Economic Development Corp. RB (Pontiac Vision Schools Project) Series 2000 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.30%, 11/09/09(a)	12,265	12,265,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Oakland University RB Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.35%, 11/09/09(a)	$10,880	$10,880,000
University of Michigan RB (Hospital Project) Series 2005A VRDN, 0.28%, 11/02/09(a)	1,900	1,900,000
Wayne County Airport Authority RB (Detroit Metropolitan Airport Project) Series 2008D VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	18,600	18,600,000

		75,665,645

Minnesota — 0.1%
Minneapolis GO Series 2007 MB, 5.00%, 12/01/09	3,025	3,036,104

Mississippi — 1.5%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2007D Mandatory Put MB, 0.45%, 3/01/10(a)	12,500	12,500,000
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC), 0.21%, 11/09/09(a)	14,650	14,650,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A DN, 0.15%, 11/09/09(a)	44,600	44,600,000
Mississippi GO Series 1993B MB, 5.90%, 11/15/09	2,755	2,759,375
Mississippi Hospital Equipment & Facilities Authority RB Series 2003 VRDN, 0.26%, 11/09/09(a)	9,725	9,725,000

		84,234,375

Missouri — 0.2%
Brentwood RB (Eager Road Project) Series 2007-2B VRDN (Compass Bank LOC, BBVA Bank Guaranty), 2.00%, 11/09/09(a)	13,235	13,235,000

Multi-State — 0.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility), 0.42%, 11/09/09(a)(b)(c)	13,400	13,400,000

Nebraska — 0.2%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.23%, 11/09/09(a)(c)	8,500	8,500,000

Nevada — 1.0%
Clark County Airport System Subordinate Lien RB Series 2009A RAN, 2.50%, 7/15/10	46,000	46,528,832
Clark County School District GO Series 2000A MB, 6.00%, 6/15/10	1,000	1,033,688
Clark County School District GO SPEARS Series 2008DBE-668 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.26%, 11/09/09(a)(c)	7,125	7,125,000

		54,687,520

New Hampshire — 1.1%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 VRDN (TD Banknorth N.A. LOC), 0.21%, 11/09/09(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC), 0.21%, 11/09/09(a)	10,000	10,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC), 0.21%, 11/02/09(a)	9,925	9,925,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.31%, 11/09/09(a)	3,800	3,800,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC), 0.31%, 11/09/09(a)	4,165	4,165,000
New Hampshire Health & Education Facilities Authority RB (Kendal at Hanover Project) Series 2008 VRDN (RBS Citizens N.A. LOC), 0.19%, 11/09/09(a)	8,365	8,365,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	15,000	15,000,000

		57,255,000

New Jersey — 3.4%
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 VRDN (Princeton University Guaranty, Kredietbank N.V. LOC), 0.17%, 11/09/09(a)	4,000	4,000,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006A VRDN (TD Bank N.A. LOC), 0.20%, 11/09/09(a)	7,700	7,700,000
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-4 VRDN (Bank of America N.A. LOC), 0.20%, 11/09/09(a)	34,100	34,100,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.33%, 11/09/09(a)(b)(c)	10,000	10,000,000
New Jersey Economic Development Authority RB Series 2009A RAN, 2.50%, 6/18/10	31,850	32,245,340
New Jersey GO Series 2009 TRAN, 2.50%, 6/24/10	58,000	58,734,137
New Jersey Health Care Facilities Financing Authority RB (Children Specialized Project) Series 2005B VRDN (Wachovia Bank N.A. LOC), 0.17%, 11/09/09(a)	780	780,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.22%, 11/09/09(a)	11,035	11,035,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.20%, 11/09/09(a)	6,100	6,100,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.95%, 11/09/09(a)(b)(c)	5,200	5,200,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	$16,400	$16,400,000

		186,294,477

New York — 12.2%
Branch Banking & Trust Municipal Trust GO Municipal Trust Receipts Floaters Series 2007-2049 VRDN (FSA Insurance, Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Facility), 0.31%, 11/09/09(a)	205	205,000
Cohoes Industrial Development Agency RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.25%, 11/09/09(a)	16,450	16,450,000
Long Island Power Authority Electric System RB Series 2003N VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	15,715	15,715,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	65,000	65,000,000
Metropolitan Transportation Authority RB Series 2002D-1 VRDN (FSA Insurance, Westdeutsche Landesbank SBPA), 0.30%, 11/09/09(a)	18,655	18,655,000
Metropolitan Transportation Authority RB Series 2002D-2 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	27,885	27,885,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (FSA Insurance, Citibank N.A. SBPA), 0.20%, 11/09/09(a)(b)(c)	21,860	21,860,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale Guaranty), 0.20%, 11/09/09(a)	16,700	16,700,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA), 0.16%, 11/02/09(a)	33,600	33,600,000
New York City Municipal Water Finance Authority TECP, 0.30%, 12/09/09	63,200	63,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005A-1 VRDN (State Street Bank & Trust Co., 0.20%, 11/02/09(a)	80,740	80,740,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA), 0.16%, 11/02/09(a)	14,250	14,250,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 VRDN (Bank of New York SBPA), 0.20%, 11/09/09(a)	15,800	15,800,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America SBPA), 0.24%, 11/02/09(a)	23,190	23,190,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Fleet National Bank LOC), 0.18%, 11/09/09(a)	4,600	4,600,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC), 0.18%, 11/09/09(a)	34,500	34,500,000
New York Dormitory Authority RB (Cornell University Project) Series 2008B VRDN (Bank of America N.A. SBPA), 0.23%, 11/02/09(a)	13,300	13,300,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F VRDN (JPMorgan Chase Bank SBPA), 0.21%, 11/09/09(a)	9,890	9,890,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC), 0.19%, 11/09/09(a)	4,000	4,000,000
New York State Housing Finance Agency Service RB Series 2003C VRDN (Credit Locale de France LOC), 0.30%, 11/09/09(a)	35,100	35,100,000
New York State Urban Development Corp. Certificate of Participation Series 2007 ROC-RR-II-R-10011CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), 0.91%, 11/09/09(a)(c)	65,250	65,250,000
New York Tobacco Asset Securitization Corp. RB Series 2000A, 6.25%, 7/15/10	1,165	1,224,347
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA), 0.31%, 11/02/09(a)	41,315	41,315,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.29%, 11/09/09(a)(c)	7,055	7,055,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA), 0.24%, 11/09/09(a)	21,375	21,375,000
Ulster IDA RB (Kingston Regional Senior Living Project) Series 2007C VRDN (Sovereign Bank FSB LOC, Kingston Regional Senior Corp. Guaranty), 0.25%, 11/09/09(a)	13,880	13,880,000

		664,739,347

North Carolina — 2.6%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.33%, 11/09/09(a)(c)	17,400	17,400,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.33%, 11/09/09(a)(c)	7,800	7,800,000
Charlotte-Mecklenburg Hospital Authority RB Series 2007H VRDN (Wachovia Bank N.A. LOC), 0.17%, 11/09/09(a)	11,000	11,000,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	265	265,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust SBPA), 0.24%, 11/09/09(a)	9,600	9,600,000
Mecklenburg County GO Series 2009D VRDN, 0.36%, 5/28/10(a)	3,500	3,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	7,140	7,140,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	$4,000	$4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A VRDN (Wachovia Bank N.A. LOC), 0.27%, 11/09/09(a)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wachovia Bank N.A. LOC), 0.47%, 11/09/09(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	2,715	2,715,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	2,000	2,000,000
North Carolina GO Series 2004A MB, 5.00%, 3/01/10	4,000	4,060,319
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty, Irish Government Guaranty), 0.33%, 11/09/09(a)	18,775	18,775,000
North Carolina Medical Care Commission Health Care Facilities RB (Well-Spring Retirement Community Project) Series 2003C VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.33%, 11/09/09(a)	5,600	5,600,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	7,000	7,000,000
Raleigh Limited Obligation RB Series 2009 VRDN, 0.36%, 11/09/09(a)	2,210	2,210,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility), 0.24%, 11/09/09(a)	2,480	2,480,000
University of North Carolina RB Eagle Trust Receipts Series 2005A VRDN (Citibank N.A. Liquidity Facility), 0.21%, 11/09/09(a)	10,000	10,000,000

		141,495,319

North Dakota — 0.2%
Cass County Health Care Facilities RB (Essentia Health Obligated Group Project) Series 2008A-1 VRDN (U.S. Bank N.A. SBPA), 0.23%, 11/09/09(a)	10,180	10,180,000

Ohio — 4.7%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project) Series 2004 VRDN (JPMorgan Chase Bank LOC), 0.22%, 11/09/09(a)	33,915	33,915,000
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/09/09(a)	1,090	1,090,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty, Irish Government Guaranty), 0.25%, 11/09/09(a)	4,000	4,000,000
Clinton Massie Local School District GO Series 2008 BAN, 3.13%, 11/18/09	2,025	2,025,482
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(c)	1,400	1,400,000
Cuyahoga County GO Series 2008 BAN, 2.50%, 12/23/09	7,000	7,014,301
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank LOC), 0.25%, 11/09/09(a)	1,650	1,650,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F VRDN (JPMorgan Chase Bank SBPA), 0.19%, 11/09/09(a)	30,885	30,885,000
Green GO Series 2009 BAN, 1.75%, 7/09/10	5,000	5,037,397
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC), 0.23%, 11/09/09(a)	280	280,000
Hilliard School District GO Series 2009 BAN, 1.50%, 12/15/09	6,500	6,506,605
Lucas County GO (Arena Improvement Project) Series 2009 BAN, 1.00%, 7/22/10	13,500	13,528,890
Lucas County GO (Convention Center Project) Series 2009 BAN, 2.00%, 4/21/10	8,630	8,670,027
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA), 0.25%, 11/09/09(a)	6,400	6,400,000
Ohio GO (Adjustment Common School Project) Series 2006B VRDN, 0.20%, 11/09/09(a)	49,700	49,700,000
Ohio Building Authority RB (Adult Correctional Facility Project) Series 2000 MB, 5.75%, 4/01/10	7,000	7,222,518
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB, 5.00%, 10/01/10	1,480	1,542,296
Ohio GO (Common Schools Project) Series 2007A MB, 5.00%, 6/15/10	2,170	2,231,964
Ohio GO PUTTERS Series 2002-306 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(c)	5	5,000
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(c)	1,300	1,300,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.37%, 11/09/09(a)	12,500	12,500,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility RB (Higher Educational Capital Project) Series 2002, 5.50%, 12/01/09	$1,500	$1,506,164
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC), 0.23%, 11/09/09(a)	4,500	4,500,000
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/09/09(a)	2,600	2,600,000
Ohio RB (Major New State Infrastructure Project) Series 2004-1 MB, 5.00%, 6/15/10	3,730	3,831,412
Ohio State University RB Series 2005A MB, 5.00%, 6/01/10	1,000	1,026,793
Ohio Water Development Authority PCRB (First Energy Corp. Project) Series 2003 MB, 5.00%, 12/01/09	5,015	5,033,417
Ohio Water Development Authority RB (Water Quality Project) Series 2005B MB, 5.00%, 12/01/09	3,200	3,211,774
Sidney GO Series 2009 BAN, 1.50%, 6/23/10	1,570	1,575,077
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN, 1.25%, 3/26/10	6,800	6,815,290
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	10,995	10,995,000
University of Cincinnati General Receipts RB Series 2008H BAN, 2.00%, 12/18/09	8,000	8,008,138
Vandalia Butler School District GO Series 2009A BAN, 1.50%, 3/01/10	3,750	3,759,185
Vandalia Butler School District GO Series 2009B BAN, 1.50%, 3/01/10	3,000	3,007,373
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN, 1.00%, 10/08/10	4,200	4,217,932

		256,992,035

Oregon — 3.5%
Lane Community College GO Series 2009 (School Board Guaranty Insurance), 2.50%, 6/15/10	3,985	4,035,394
Oregon Department of Transportation Highway User Tax RB Series 2006B-1 VRDN (Dexia Credit Local Liquidity Facility), 0.25%, 11/09/09(a)	31,860	31,860,000
Oregon Department of Transportation Highway User Tax RB Series 2007B-2 VRDN (Dexia Credit Local SBPA), 0.23%, 11/09/09(a)	27,000	27,000,000
Oregon Department of Transportation Highway User Tax RB Series 2007B-3 VRDN (Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	54,100	54,100,000
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 11/09/09(a)	2,000	2,000,000
Oregon GO (Veterans Welfare Project) Series 2004-83 VRDN (Dexia Credit Local SBPA), 0.20%, 11/09/09(a)	20,100	20,100,000
Oregon GO (Veterans Welfare Project) Series 2005-84 VRDN (Dexia Credit Local SBPA), 0.20%, 11/09/09(a)	16,150	16,150,000
Oregon GO (Veterans Welfare Project) Series 2008B VRDN (Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	19,000	19,000,000
Oregon State Facilities Authority RB (PeaceHealth Project) Series 2008A VRDN (U.S. Bank N.A. LOC), 0.18%, 11/09/09(a)	10,450	10,450,000
Portland RB Series 2007A MB, 5.00%, 6/01/10	7,370	7,562,376

		192,257,770

Pennsylvania — 2.0%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	2,185	2,185,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	2,880	2,880,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.18%, 11/02/09(a)	1,200	1,200,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC), 0.23%, 11/09/09(a)	3,220	3,220,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.22%, 11/09/09(a)	10,400	10,400,000
Philadelphia Gas Works RB Series 2009B VRDN (Wachovia Bank N.A. LOC), 0.20%, 11/09/09(a)	20,000	20,000,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Wachovia Bank N.A. LOC), 0.20%, 11/09/09(a)	25,000	25,000,000
Philadelphia School District GO Series 2008C-1 VRDN (T.D. Commerce Bank N.A. LOC), 0.20%, 11/09/09(a)	41,700	41,700,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	1,370	1,370,000

		107,955,000

Puerto Rico — 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), 0.96%, 11/09/09(a)(c)	110,700	110,700,000

Rhode Island — 0.2%
Bristol GO Series 2009 BAN, 2.25%, 2/17/10	2,000	2,005,839
East Greenwich Township GO Series 2009 BAN, 2.00%, 4/28/10	7,260	7,303,916

		9,309,755

South Carolina — 2.1%
Beaufort County GO Series 2009 BAN, 1.75%, 3/10/10	20,000	20,079,379
Berkeley County GO Series 2009 BAN, 1.25%, 5/28/10	9,200	9,240,160
Piedmont Municipal Power Agency RB Series 2008 VRDN (Dexia Credit Local SBPA), 0.35%, 11/09/09(a)	52,500	52,500,000
Richland County Recreational District GO Series 2008 BAN, 2.75%, 11/19/09	10,000	10,005,188

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
Richland County School District No. 2 GO Series 2009 MB (South Carolina School District Insurance), 4.00%, 5/01/10	$5,800	$5,903,592
Spartanburg Regional Health Services District RB Series 2008-B VRDN (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA), 0.25%, 11/09/09(a)	15,125	15,125,000

		112,853,319

Tennessee — 3.8%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	5,000	5,000,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	6,000	6,000,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.23%, 11/02/09(a)	40,000	40,000,000
Jackson Energy Authority RB Series 2009 VRDN (Bank of America N.A. LOC), 0.23%, 11/09/09(a)	10,425	10,425,000
Jackson Energy Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.21%, 11/09/09(a)	8,000	8,000,000
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB, 6.30%, 8/01/10	3,460	3,605,675
Memphis GO Series 2009 BAN, 2.00%, 5/18/10	5,180	5,221,082
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN, 0.41%, 5/28/10(a)	14,000	14,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Belmont University Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.21%, 11/09/09(a)	5,000	5,000,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.26%, 11/09/09(a)	8,690	8,690,000
Montgomery County Public Building Authority RB Series 2004 VRDN (Bank of America N.A. LOC), 0.23%, 11/09/09(a)	9,900	9,900,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.26%, 11/09/09(a)(c)	69,355	69,355,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility), 0.26%, 11/09/09(a)	22,970	22,970,000

		208,166,757

Texas — 9.4%
Austin Water & Wastewater System RB Series 2000 MB, 5.75%, 5/15/10	1,000	1,028,502
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	14,900	14,900,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), 0.21%, 11/09/09(a)(c)	1,000	1,000,000
Cypress-Fairbanks ISD GO (School House Project) Series 2002 MB (PSF Insurance, Societe Generale Liquidity Facility), 5.00%, 2/15/10	2,900	2,938,345
Fort Bend County GO Municipal Trust Receipts Series 2003-46A VRDN (Societe Generale Liquidity Facility), 0.21%, 11/09/09(a)(c)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), 0.21%, 11/09/09(a)(b)(c)	1,800	1,800,000
Fort Worth GO Series 2009, 3.00%, 3/01/10	400	403,234
Harris County Flood Control District GO Series 2009 ROC-RR-II-R-10396 VRDN (Citibank N.A. SBPA), 0.21%, 11/09/09(a)(b)(c)	50,600	50,600,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), 0.23%, 11/09/09(a)(b)(c)	8,070	8,070,000
Harris County Health Facilities Development Corp. RB (Baylor College Medicine Project) Series 2007B VRDN (JPMorgan Chase & Co. LOC), 0.20%, 11/02/09(a)	23,150	23,150,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Landesbank Baden-Wurttenberg SBPA), 0.35%, 11/09/09(a)	25,820	25,820,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Hospital Project) Series 2001B VRDN (Multiple SBPA’s), 0.40%, 11/02/09(a)	10,000	10,000,000
Harris County RB (Toll Road Project) Series 2009B-2 MB, 2.00%, 11/07/09(a)	7,000	7,082,469
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (PSF Guaranty), 0.21%, 11/09/09(a)(b)	4,950	4,950,000
Hutto Independent School District GO Municipal Trust Receipts Floaters Series 2009-2999 VRDN (PSF-GTD Insurance, Morgan Stanley Municipal Funding Liquidity Facility), 0.21%, 11/09/09(a)(b)(c)	21,130	21,130,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 VRDN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility), 0.21%, 11/09/09(a)(c)	3,940	3,940,000
Lamar Consolidated ISD Series 2009 ROC-RR-II-R-12266 VRDN (PSF Guaranty, Citibank N.A. SBPA), 0.21%, 11/09/09(a)(c)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.26%, 11/09/09(a)(c)	3,235	3,235,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.26%, 11/09/09(a)(c)	3,270	3,270,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty), 0.48%, 4/21/10(a)	10,000	10,000,000
North East ISD GO Series 2000 SG-143 VRDN (PSF-GTD Insurance, Societe Generale Liquidity Facility), 0.26%, 11/09/09(a)	4,515	4,515,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.21%, 11/09/09(a)	1,500	1,500,000
San Antonio RB Series 2001 MB, 5.50%, 2/01/10	3,810	3,856,817

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 11/09/09(a)(c)	$5,700	$5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(c)	2,800	2,800,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 11/09/09(a)	7,650	7,650,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 VRDN (Dexia Credit Local Liquidity Facility), 0.51%, 11/09/09(a)(c)	44,400	44,400,000
Texas RB Series 2009 TRAN, 2.50%, 8/31/10	225,000	228,786,434
Texas State Transportation Commission RB Series 2007, 5.00%, 4/01/10	1,615	1,645,314
University of Texas TECP, 0.38%, 2/24/10	8,171	8,171,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	3,450	3,450,000

		515,412,115

Utah — 0.2%
Murray Hospital RB (IHC Health Services Project) Series 2005C VRDN (Citibank N.A. SBPA), 0.20%, 11/02/09(a)	12,225	12,225,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Banknorth N.A. LOC), 0.21%, 11/02/09(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.36%, 11/09/09(a)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.31%, 11/09/09(a)	3,700	3,700,000

		11,530,000

Virginia — 0.8%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wachovia Bank N.A. LOC), 0.18%, 11/02/09(a)	20,000	20,000,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	2,510	2,510,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC), 0.22%, 11/09/09(a)	2,150	2,150,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC), 0.26%, 11/09/09(a)	2,760	2,760,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 VRDN (Wachovia Bank N.A. LOC), 0.21%, 11/02/09(a)	3,900	3,900,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wachovia Bank N.A. SBPA), 0.21%, 11/02/09(a)	4,000	4,000,000
Virginia Port Authority RB Series 2009 BAN, 2.00%, 5/18/10	10,200	10,283,851

		45,603,851

Washington — 0.9%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility), 0.26%, 11/09/09(a)(c)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)	3,375	3,375,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 VRDN (Societe Generale SBPA), 0.33%, 11/09/09(a)(c)	4,000	4,000,000
Seattle RB (Seattle Library Facility Project) Series 1999A MB, 5.38%, 12/01/09	2,000	2,006,653
Washington GO Series 2009 ROC-RR-II-R-12271 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 11/09/09(a)(b)	16,055	16,055,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.30%, 11/02/09(a)	20,000	20,000,000

		49,361,653

West Virginia — 0.1%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC), 0.22%, 11/09/09(a)	8,000	8,000,000

Wisconsin — 3.0%
Wisconsin GO TECP:
0.47%, 12/04/09	28,646	28,646,000
0.40%, 1/11/10	53,000	53,000,000
0.35%, 1/20/10	25,000	25,000,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Project) Series 2002 MB, 0.60%, 6/04/10(a)	8,500	8,500,000
Wisconsin Petroleum TECP, 0.40%, 12/07/09	10,000	10,000,000
Wisconsin RB Series 2009 BAN, 2.50%, 6/15/10	29,000	29,361,059
Wisconsin TECP, 0.45%, 12/07/09	10,590	10,590,000

		165,097,059

Wyoming — 0.4%
Wyoming Community Development Authority Single Family Mortgage RB Series 2002A VRDN (Westdeutsche Landesbank SBPA), 0.24%, 11/09/09(a)	19,850	19,850,000

Total Investments (Cost $5,446,911,074*) — 99.7%		5,446,911,074
Other Assets Less Liabilities — 0.3%		16,854,478

Net Assets — 100.0%		$5,463,765,552

*	Aggregate cost for federal income tax purpose is $5,446,920,203.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	41

Schedule of Investments (concluded)	MuniFund

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Certain investments remarketed by a company that was considered an affiliate until December 31, 2008 were as follows:

Affiliate	Net Activity	Interest Income
Pinellas County HFA RB Series 2004A VRDN
(CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	$(2,000,000)	$2,751

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$5,446,911,074
Level 3	—

Total	$5,446,911,074

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 95.5%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.22%, 11/02/09(a)	$14,100	$14,100,000
Acalanes Union High School District GO Series 2009A BAN, 3.25%, 4/01/10	825	833,116
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F VRDN (Kredietbank N.V. LOC), 0.25%, 11/09/09(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M VRDN (Bank of Nova Scotia LOC), 0.23%, 11/09/09(a)	1,500	1,500,000
Anaheim Public Financing Authority Lease RB SPEARS (Anaheim Public Improvements Project) Series 2008DB-665 VRDN (Deutsche Bank A.G. Liquidity Facility), 0.23%, 11/09/09(a)(b)	3,250	3,250,000
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN, 2.00%, 6/30/10	6,000	6,057,919
California Communities Note Program RB Series 2009 TRAN, 2.00%, 6/30/10	3,100	3,123,322
California Community College Financing Authority RB Series 2009A TRAN (GO of District), 2.00%, 6/30/10	7,400	7,450,754
California Department of Water Resource Power Supply RB Series 2002B-3 VRDN (Bank of New York LOC), 0.17%, 11/02/09(a)	13,000	13,000,000
California Department of Water Resource Power Supply RB Series 2002B-5 VRDN (Bayerische Landesbank Girozentrale LOC, WestLB A.G. LOC), 0.18%, 11/02/09(a)	11,550	11,550,000
California Department of Water Resource Power Supply RB Series 2002C-13 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	5,700	5,700,000
California Department of Water Resource Power Supply RB Series 2002C-7 VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.30%, 11/09/09(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2005G-2 VRDN (Lloyds Banking Group Plc LOC), 0.15%, 11/09/09(a)	1,000	1,000,000
California Education Facility Authority (Stanford University Project) GO Series 2009 TECP, 0.53%, 11/03/09	2,800	2,800,000
California Educational Facilities Authority RB (Loyola Marymount University Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.30%, 11/09/09(a)	1,900	1,900,000
California Educational Facilities Authority RB (Stanford University Project) Series 2007T-1 VRDN (Branch Banking & Trust Co. Liquidity Facility), 0.21%, 11/09/09(a)	2,240	2,240,000
California GO (Daily Kindergarten University Project) Series 2004B-4 VRDN (Citibank N.A. LOC), 0.19%, 11/09/09(a)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)	7,500	7,500,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)	6,800	6,800,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.33%, 11/09/09(a)(b)	1,300	1,300,000
California GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.23%, 11/09/09(a)(b)	4,075	4,075,000
California GO Series 1999 MB, 5.75%, 12/01/09	2,010	2,036,150
California GO Series 2000 MB, 5.75%, 3/01/10	1,000	1,027,718
California GO Series 2003A-1 VRDN (West LB A.G. LOC, JPMorgan Chase Bank LOC), 0.22%, 11/02/09(a)	10,800	10,800,000
California GO Series 2003A-2 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC), 0.22%, 11/02/09(a)	14,300	14,300,000
California GO SPEARS Series 2007DB-457 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.23%, 11/09/09(a)(b)	3,118	3,118,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009D VRDN (U.S. Bank N.A. LOC), 0.19%, 11/09/09(a)	4,000	4,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.21%, 11/09/09(a)	6,500	6,500,000
California Infrastructure & Economic Development Bank (J. Paul Getty Trust Project) Series 2009 TECP, 0.25%, 11/05/09	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 11/09/09(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2007A-2 MB, 0.50%, 4/01/10(a)	1,800	1,800,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 11/09/09(a)	2,900	2,900,000
California Municipal Finance Authority RB (Serra Catholic School Project) Series 2009 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.42%, 11/09/09(a)	3,500	3,500,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN, 2.50%, 7/01/10	15,000	15,187,752
California State University TECP (JPMorgan Chase Bank LOC, State Street Bank & Trust Co. LOC), 0.25%, 11/03/09	5,000	5,000,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.42%, 11/09/09(a)	5,615	5,615,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008B VRDN (UBS A.G. LOC), 0.17%, 11/09/09(a)	300	300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	43

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC), 0.36%, 11/09/09(a)(b)	$5,300	$5,300,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.33%, 11/09/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (KBC Bank N.V. LOC), 0.20%, 11/09/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, BHAC-CR Insurance), 0.21%, 11/09/09(a)(b)	4,300	4,300,000
California Statewide Communities Development Authority TECP, 0.23%, 11/18/09	4,750	4,750,000
Chino Basin Regional Financing Authority RB SPEARS Series 2008DBE-500 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.26%, 11/09/09(a)(b)	5,430	5,430,000
Coast Community College District GO SPEARS Series 2006DB-621 VRDN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility), 0.23%, 11/09/09(a)(b)	3,450	3,450,000
East Bay Municipal Utilities District Water System Series 2009 TECP, 0.33%, 12/03/09	3,600	3,600,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	14,300	14,300,000
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA), 0.23%, 11/09/09(a)	2,400	2,400,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (Dexia Credit Local SBPA), 0.23%, 11/09/09(a)	2,400	2,400,000
East Bay Municipal Utility District Water System RB Series 2009A-1 VRDN (Dexia Credit Local SBPA), 0.26%, 11/09/09(a)	9,800	9,800,000
East Bay Municipal Utility District Water System RB Series 2009A-2 VRDN (Dexia Credit Local SBPA), 0.26%, 11/09/09(a)	4,925	4,925,000
East Bay Municipal Utility District Water System Series 2009 TECP:
0.47%, 11/03/09	5,600	5,600,000
0.35%, 12/09/09	4,200	4,200,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.37%, 11/09/09(a)	3,900	3,900,000
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2009 BAN, 2.50%, 5/01/10	4,900	4,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.33%, 11/09/09(a)(b)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.33%, 11/09/09(a)(b)	28,000	28,000,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 VRDN (State Street Bank & Trust Co. LOC), 0.20%, 11/09/09(a)	885	885,000
Livermore COP Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.30%, 11/09/09(a)	7,000	7,000,000
Loma Linda Hospital RB (Loma Linda University Medical Center Project) Series 2008B VRDN (Bank of America N.A. LOC), 0.21%, 11/09/09(a)	4,000	4,000,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.18%, 11/09/09(a)	5,300	5,300,000
Los Angeles County Schools RB Series 2009A TRAN (GO of Participants), 2.50%, 6/30/10	4,100	4,144,275
Los Angeles GO Series 2009 TRAN, 2.50%, 4/28/10-6/30/10	19,600	19,817,958
Los Angeles Unified School District GO Series 2009A TRAN, 2.00%, 8/12/10	9,000	9,095,990
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 VRDN (WestLB A.G. LOC), 0.19%, 11/02/09(a)	16,380	16,380,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C VRDN (Dexia Credit Local SBPA), 0.22%, 11/09/09(a)	23,980	23,980,000
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 VRDN (Citibank N.A. LOC), 0.18%, 11/02/09(a)	3,000	3,000,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.23%, 11/09/09(a)(b)	5,905	5,905,000
Northstar Community Housing Corp. RB (Multi-Family Housing Project) Series 2006A VRDN (U.S. Bank N.A. LOC), 0.26%, 11/09/09(a)	3,000	3,000,000
Norwalk-La Mirada Unified School District GO Municipal Trust Receipts Floaters Series 2003SG-169 VRDN (Societe Generale SBPA), 0.23%, 11/09/09(a)(b)	10,000	10,000,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.23%, 11/09/09(a)	10,000	10,000,000
Orange County Sanitation District COP Series 2009 ROC-RR-II-R-11736 VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	2,400	2,400,000
Orange County Water District COP Series 2009 ROC-RR-II-R-11782-1 VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	4,100	4,100,000
Richmond Wastewater RB Series 2008A VRDN (Union Bank of California N.A. LOC), 0.24%, 11/09/09(a)	4,000	4,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009A VRDN (Barclays Bank Plc Liquidity Facility), 0.18%, 11/09/09(a)	18,500	18,500,000
San Bernardino Tax & Revenue Anticipation Notes Series 2009 MB, 2.00%, 6/30/10	5,000	5,052,603
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (FSA Insurance, Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	6,900	6,900,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Francisco City & County Airports Commission RB Series 2009B Mandatory Put, 0.75%, 9/01/10(a)	$3,000	$3,000,000
San Francisco County Transportation GO Series 2009B TECP (Landesbank Baden-Wuerttemberg Liquidity Facility), 0.30%, 12/07/09	6,250	6,250,000
San Mateo Foster School District GO 2009 BAN, 1.75%, 3/01/10	3,200	3,211,171
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Guaranty Ltd. Insurance, PB Capital Corp. Liquidity Facility), 0.27%, 11/09/09(a)(b)(c)	4,135	4,135,000
Santa Clara County GO Series 2009 TRAN, 2.00%, 6/30/10	4,300	4,342,343
Santa Clara Unified School District GO Series 2009 TRAN, 1.50%, 6/30/10	2,500	2,517,744
Santa Monica-Malibu Unified School District GO Series 2009 BAN, 2.00%, 7/30/10	2,100	2,123,319
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 VRDN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility), 0.26%, 11/09/09(a)(b)	5,360	5,360,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility), 0.21%, 11/09/09(a)(b)	3,000	3,000,000
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CALSTRS LOC), 0.22%, 11/09/09(a)	5,800	5,800,000
University of California RB PUTTERS Series 2006-1231 VRDN (National Public Finance Guarantee Corp. Insurance, JPMorgan Chase Bank Liquidity Facility), 0.26%, 11/02/09(a)(b)	2,905	2,905,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 VRDN (FSA Insurance, Citigroup Financial Products Liquidity Facility), 0.27%, 11/09/09(a)(b)	5,840	5,840,000

		508,640,134

Puerto Rico — 4.3%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.66%, 11/09/09(a)	10,000	10,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.27%, 11/09/09(a)(b)	2,825	2,825,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 VRDN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), 1.16%, 11/09/09(a)(b)(c)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.24%, 11/09/09(a)(b)	6,665	6,665,000

		23,090,000

Total Investments (Cost $531,730,134*) — 99.8%		$531,730,134
Other Assets Less Liabilities — 0.2%		849,701

Net Assets — 100.0%		$532,579,835

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$531,730,134
Level 3	—

Total	$531,730,134

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	45

Schedule of Investments October 31, 2009	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 99.9%
Arlington Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 2.25%, 8/20/10	$416	$420,045
Arlington Central School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.00%, 11/06/09	752	752,041
Bayport-Blue Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 6/30/10	1,566	1,573,933
Beekmantown Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 5/07/10	835	837,327
Central Islip Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 9/15/10	1,175	1,182,104
Central Islip Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	4,375	4,398,028
Clarence GO Series 2009 BAN, 1.25%, 7/29/10	850	853,808
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC), 0.85%, 11/09/09(a)	2,090	2,090,000
Erie County Fiscal Stability Authority RB Series 2009A BAN, 2.00%, 5/19/10	6,000	6,035,656
Erie County Fiscal Stability Authority RB Series 2009-B BAN, 1.25%, 7/30/10	2,155	2,165,855
Grand Island GO Series 2009 BAN, 1.25%, 10/21/10	1,118	1,123,595
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 6/18/10	2,185	2,195,199
Harborfields Central School District GO Series 2009 TAN, 2.00%, 6/25/10	2,900	2,927,625
Huntington GO (Public Improvement Project) Series 2009 MB, 3.00%, 6/15/10	155	157,408
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 6/25/10	1,270	1,270,172
Irvington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.75%, 6/18/10	700	703,739
Levittown Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 7/16/10	1,055	1,060,898
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 VRDN (Branch Banking & Trust Co. Liquidity Facility), 0.20%, 11/09/09(a)(b)	15,845	15,845,000
Lindenhurst Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 7/08/10	925	931,083
Long Island Power Authority Electric System RB Series 1998-3B VRDN (WestLB A.G. LOC), 0.18%, 11/02/09(a)	12,000	12,000,000
Metropolitan Transportation Authority RB Series 2008B-2 VRDN (BNP Paribas LOC), 0.18%, 11/09/09(a)	4,000	4,000,000
Middletown City School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 8/26/10	2,537	2,555,033
Miller Place Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	815	820,352
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC), 0.21%, 11/09/09(a)	2,215	2,215,000
Mount Pleasant Central School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 11/03/09	800	800,016
Mount Sinai Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.75%, 6/30/10	2,000	2,014,420
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. Guaranty, Liquidity Facility), 0.18%, 11/09/09(a)(b)	7,225	7,225,000
New York City GO Series 1993A-4 VRDN (Chase Manhattan Bank LOC), 0.20%, 11/02/09(a)	4,600	4,600,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.20%, 11/09/09(a)	3,975	3,975,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.20%, 11/09/09(a)	4,070	4,070,000
New York City GO Series 2004H-1 VRDN (Bank of New York LOC), 0.20%, 11/02/09(a)	1,700	1,700,000
New York City GO Series 2005F-3 VRDN (Royal Bank of Scotland LOC), 0.20%, 11/09/09(a)	2,300	2,300,000
New York City GO Series 2008L-5 VRDN (Dexia Credit Local Liquidity Facility), 0.24%, 11/02/09(a)	7,500	7,500,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA), 0.16%, 11/02/09(a)	8,075	8,075,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	5,170	5,170,000
New York City Health & Hospital Corp. RB Series 2008B VRDN (TD Bank N.A. LOC), 0.20%, 11/09/09(a)	11,400	11,400,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009B-3, 0.55%, 12/01/09(a)	6,335	6,335,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009M MB, 0.55%, 10/01/10(a)	1,200	1,200,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC), 0.20%, 11/09/09(a)	1,845	1,845,000
New York City Industrial Development Agency RB (Liberty-FC Hanson Office Project) Series 2004 VRDN (Lloyds Banking Group Plc LOC), 0.23%, 11/09/09(a)	9,500	9,500,000
New York City Municipal Water Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1501 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.19%, 11/09/09(a)(b)	700	700,000
New York City Municipal Water Finance Authority RB Series 2003F1A VRDN (Wachovia Bank N.A. SBPA), 0.19%, 11/09/09(a)	200	200,000
New York City Municipal Water Finance Authority RB Series 2003F1B VRDN (US Bank N.A. SBPA), 0.12%, 11/09/09(a)	4,000	4,000,000

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products Liquidity Facility), 0.24%, 11/09/09(a)(b)(c)	$3,900	$3,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-2 VRDN (Bank of America N.A. SBPA), 0.19%, 11/09/09(a)	14,000	14,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA), 0.16%, 11/02/09(a)	400	400,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2008BB-2 VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.24%, 11/02/09(a)	2,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(b)	1,600	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.23%, 11/09/09(a)	4,350	4,350,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank SBPA), 0.19%, 11/09/09(a)	2,700	2,700,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998A-2 VRDN (Bank of Nova Scotia SBPA), 0.20%, 11/09/09(a)	7,800	7,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 VRDN (Bank of New York SBPA), 0.20%, 11/09/09(a)	18,600	18,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Citigroup Global Markets Holdings, Inc. SBPA), 0.20%, 11/02/09(a)	3,350	3,350,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E VRDN (Bayerische Landesbank Girozentrale LOC), 0.20%, 11/02/09(a)	4,600	4,600,000
New York City Transitional Finance Authority RB Series 2002-2B VRDN (Dexia Credit Local Liquidity Facility), 0.20%, 11/09/09(a)	13,100	13,100,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC), 0.18%, 11/09/09(a)	1,500	1,500,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.20%, 11/09/09(a)	1,200	1,200,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 VRDN (HSBC Bank USA N.A. SPBA), 0.20%, 11/09/09(a)	5,400	5,400,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC), 0.19%, 11/09/09(a)	7,295	7,295,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC), 0.19%, 11/09/09(a)	4,000	4,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)	6,560	6,560,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility), 0.33%, 11/09/09(a)(b)	2,000	2,000,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters Series 2009-3011 VRDN (FHA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), 0.19%, 11/09/09(a)(b)(c)	1,500	1,500,000
New York Dormitory Authority RB PUTTERS Series 2008-3280 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	5,000	5,000,000
New York Dormitory Authority RB Series 2009 ROC-RR-II-R-11777 VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/09/09(a)(b)(c)	8,000	8,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B VRDN (JPMorgan Chase Bank LOC), 0.22%, 11/09/09(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C VRDN (Wells Fargo Bank N.A. LOC), 0.16%, 11/09/09(a)	3,800	3,800,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	14,300	14,300,000
New York Housing Finance Agency RB Series 2003M1 VRDN (Bank of America N.A. LOC), 0.22%, 11/09/09(a)	15,200	15,200,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC, West Deutsche Landesbank LOC), 0.30%, 11/09/09(a)	4,900	4,900,000
New York Local Government Assistance Corp. RB Series 1994B VRDN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC), 0.22%, 11/09/09(a)	4,405	4,405,000
New York Local Government Assistance Corp. RB Series 1995C VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.20%, 11/09/09(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F VRDN (Toronto Dominion LOC), 0.20%, 11/09/09(a)	2,400	2,400,000
New York Urban Development Corp. RB (Service Contract Project) Series 2008A-5 VRDN (TD Banknorth N.A. LOC), 0.20%, 11/09/09(a)	2,300	2,300,000
North Hempstead GO (Public Improvement Project) Series 2009 MB, 2.50%, 6/01/10	480	484,707
North Shore Central School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 6/23/10	825	828,996

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	47

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC), 0.85%, 11/09/09(a)	$575	$575,000
Peekskill City School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.75%, 8/27/10	876	880,607
Penfield Central School District GO Series 2009 BAN, 1.25%, 1/29/10	2,205	2,208,192
Pleasantville Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.25%, 5/04/10	4,500	4,517,604
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (FSA Insurance, Morgan Stanley Liquidity Facility), 0.28%, 11/09/09(a)(b)	1,000	1,000,000
Port Jefferson Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	1,550	1,558,683
Port Washington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 2.00%, 6/23/10	3,035	3,065,072
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/09/09(a)	1,200	1,200,000
Rocky Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10(a)(b)	900	905,372
Sachem Central School District of Holbrook GO Series 2009 (State Aid Withholding Insurance):
2.50%, 6/23/10	6,600	6,686,435
2.00%, 8/27/10	1,625	1,644,861
Sag Harbor Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	1,560	1,567,181
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B VRDN (KeyBank N.A. LOC), 0.65%, 11/09/09(a)	2,195	2,195,000
Shenendehowa Central School District GO Series 2009 BAN, 1.40%, 6/25/10	1,600	1,600,218
Triborough Bridge & Tunnel Authority RB Municipal Securities Trust Receipts Series 2008 VRDN (Societe Generale LOC), 0.24%, 11/09/09(a)(b)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA), 0.29%, 11/09/09(a)	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.25%, 11/09/09(a)	25,000	25,000,000
Vestal GO Series 2009 BAN, 1.75%, 5/21/10	2,000	2,009,053
Wallkill Center School District GO Series 2009 BAN, 2.00%, 8/13/10	1,600	1,609,997
Westchester County GO Series 2009C BAN, 1.00%, 4/28/10	1,225	1,226,785
Westhampton Beach Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 6/30/10	870	873,426

Total Investments (Cost $394,150,526*) — 99.9%		394,150,526
Other Assets Less Liabilities — 0.1%		521,838

Net Assets — 100.0%		$394,672,364

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Certain investments remarketed by a company that was considered an affiliate until December 31, 2008 were as follows:

Affiliate	Interest Income
Tobacco Settlement Financing Corp. RB P-FLOAT Trust Receipts Series 2006 MT-256 VRDN (Svenska Handelsbank Liquidity Facility)	$13,972

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2	$394,150,526
Level 3	—

Total	$394,150,526

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Statements of Assets and Liabilities

October 31, 2009	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets
Investments at value – unaffiliated[1]	$394,874,157	$8,027,781,586	$7,132,238,480	$60,478,567,714	$2,321,912,679
Repurchase agreements – affiliated[2]	—	—	—	79,500,000	—
Repurchase agreements – unaffiliated[3]	—	8,113,520,000	931,501,000	6,049,803,000	4,618,351,000
Cash	141	—	463,042	444,997,129	913
Interest receivable – unaffiliated	30,490	2,932,630	4,737,926	38,894,973	202,199
Interest receivable – affiliated	—	—	—	530	—
Receivable from advisor	11	—	568	721	417
Prepaid expenses	29,062	106,443	155,495	676,384	128,671

Total assets	394,933,861	16,144,340,659	8,069,096,511	67,092,440,451	6,940,595,879

Liabilities
Bank overdraft	—	473,939,669	—	—	—
Investments purchased payable	—	500,000,000	144,752,547	555,828,647	—
Management fees payable	42,394	2,385,730	1,115,247	9,296,238	1,018,992
Income dividends payable	29,963	399,851	635,973	4,736,783	215,221
Officer’s and Trustees’ fees payable	5,240	12,437	14,179	47,549	12,010
Other affiliates payable	4,279	111,854	62,263	410,157	60,848
Service and distribution fees payable	263	84,469	166,186	1,181,092	—
Other accrued expenses payable	31,668	91,466	158,781	393,592	85,304

Total liabilities	113,807	977,025,476	146,905,176	571,894,058	1,392,375

Net Assets	$394,820,054	$15,167,315,183	$7,922,191,335	$66,520,546,393	$6,939,203,504

Net Assets Consist of
Paid-in capital	$394,689,502	$15,166,087,112	$7,921,928,675	$66,520,057,091	$6,938,550,803
Accumulated net realized gain	130,552	1,228,071	262,660	489,302	652,701

Net Assets	$394,820,054	$15,167,315,183	$7,922,191,335	$66,520,546,393	$6,939,203,504

[1] Investments at cost – unaffiliated	$394,874,157	$8,027,781,586	$7,132,238,480	$60,478,567,714	$2,321,912,679

[2] Repurchase agreements at cost – affiliated	—	—	—	$79,500,000	—

[3] Repurchase agreements at cost – unaffiliated	—	$8,113,520,000	$931,501,000	$6,049,803,000	$4,618,351,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	49

Statements of Assets and Liabilities (continued)

October 31, 2009	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value
Institutional
Net assets	$374,727,516	$13,937,909,470	$6,992,221,047	$58,792,098,915	$5,753,137,715

Shares outstanding[4]	374,641,195	13,936,817,153	6,991,872,328	58,791,013,191	5,752,560,467

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$19,993,264	$778,298,448	$879,332,121	$3,788,511,775	$339,493,118

Shares outstanding[4]	19,949,642	778,194,370	879,408,315	3,788,999,491	339,470,653

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$26,633,285	—	$835,929,968	$470,609,357

Shares outstanding[4]	—	26,631,306	—	835,939,625	470,587,023

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$4,046,065	—	$16,312,222	—

Shares outstanding[4]	—	4,044,610	—	16,309,367	—

Net asset value	—	$1.00	—	$1.00	—

Administration
Net assets	$99,274	$111,129,110	$50,638,167	$2,007,284,640	$38,570,675

Shares outstanding[4]	99,287	111,115,763	50,648,032	2,007,434,175	38,561,844

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Select
Net assets	—	$181,556,191	—	$829,031,029	$233,097,638

Shares outstanding[4]	—	181,542,714	—	829,027,572	233,085,861

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$41,179,455	—	$30,501,532	$15

Shares outstanding[4]	—	41,186,234	—	30,503,773	15

Net asset value	—	$1.00	—	$1.00	$1.00

Premier
Net assets	—	$86,563,159	—	$220,876,312	$104,294,986

Shares outstanding[4]	—	86,554,961	—	220,829,897	104,284,940

Net asset value	—	$1.00	—	$1.00	$1.00

4	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Statements of Assets and Liabilities (continued)

October 31, 2009	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Assets
Investments at value – unaffiliated[1]	$4,518,642,646	$1,019,396,555	$5,446,911,074	$531,730,134	$394,150,526
Cash	1,210	29,799	2,172,595	31,267	157,852
Interest receivable – unaffiliated	—	1,472,041	9,337,205	976,152	478,032
Investments sold receivable	—	—	6,750,000	—	—
Receivable from advisor	95	231	1,033	559	316
Prepaid expenses	61,951	41,233	87,781	28,712	15,813

Total assets	4,518,705,902	1,020,939,859	5,465,259,688	532,766,824	394,802,539

Liabilities
Investments purchased payable	—	4,039,640	—	—	—
Management fees payable	642,003	133,406	864,391	77,258	54,221
Income dividends payable	122,173	154,473	391,510	52,783	28,037
Other affiliates payable	16,329	2,082	39,121	5,396	4,685
Service and distribution fees payable	13,557	29,154	138,329	6,978	3,285
Officer’s and Trustees’ fees payable	7,667	5,868	6,904	5,592	5,343
Other accrued expenses payable	56,292	38,816	53,881	38,982	34,604

Total liabilities	858,021	4,403,439	1,494,136	186,989	130,175

Net Assets	$4,517,847,881	$1,016,536,420	$5,463,765,552	$532,579,835	$394,672,364

Net Assets Consist of
Paid-in capital	$4,517,473,609	$1,016,526,174	$5,463,846,402	$532,573,614	$394,669,043
Undistributed net investment income	—	10,031	2,306	160	18
Accumulated net realized gain (loss)	374,272	215	(83,156)	6,061	3,303

Net Assets	$4,517,847,881	$1,016,536,420	$5,463,765,552	$532,579,835	$394,672,364

[1] Investments at cost – unaffiliated	$4,518,642,646	$1,019,396,555	$5,446,911,074	$531,730,134	$394,150,526

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	51

Statements of Assets and Liabilities (concluded)

October 31, 2009	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Net Asset Value
Institutional
Net assets	$4,229,991,532	$881,868,673	$4,233,114,488	$459,649,554	$361,352,579

Shares outstanding[2]	4,229,703,501	881,858,480	4,233,067,707	459,277,037	360,853,664

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$107,483,308	$134,667,747	$188,188,367	$18,147,248	$868,784

Shares outstanding[2]	107,444,936	134,638,955	188,198,605	18,140,938	866,515

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	$42,613,459	—	$75,347,064	$9,781	$6,967,938

Shares outstanding[2]	42,585,520	—	75,357,919	9,776	6,956,172

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Administration
Net assets	$137,759,582	—	$777,415,567	$2,676,123	$11,996,997

Shares outstanding[2]	137,739,652	—	777,382,027	2,674,049	11,979,096

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	—	—	$30,169,292	$40,600,888	$4,512,471

Shares outstanding[2]	—	—	30,167,605	40,578,515	4,506,619

Net asset value	—	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$5,575,119	$5,403,182	$6,555,935

Shares outstanding[2]	—	—	5,575,045	5,390,647	6,539,202

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$153,955,655	$6,093,059	$2,417,660

Shares outstanding[2]	—	—	153,916,911	6,084,882	2,414,344

Net asset value	—	—	$1.00	$1.00	$1.00

2	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Statements of Operations

Year Ended October 31, 2009	Federal Trust Fund	FedFund	TempCash
Investment Income
Interest	$3,315,121	$98,066,660	$98,653,277
Interest – affiliated	—	62,521	—

Total investment income	3,315,121	98,129,181	98,653,277

Expenses
Management	1,238,743	31,382,658	20,719,312
Service and distribution – class specific	389,582	5,870,939	2,562,623
Federal insurance	137,005	3,320,019	2,871,463
Professional	36,958	258,854	178,382
Registration	34,702	73,871	55,142
Transfer agent	27,120	574,310	254,705
Officer and Trustees	21,031	112,567	74,150
Custodian	15,508	386,252	213,648
Printing	5,908	72,545	50,382
Miscellaneous	37,848	214,048	258,753

Total expenses	1,944,405	42,266,063	27,238,560
Less management fees waived	(553,902)	(1,793,220)	(5,054,563)
Less service and distribution fees waived – class specific	(11)	(1,754,476)	(39,618)
Less fees paid indirectly	(341)	(8,086)	(6,520)

Total expenses after fees waived and paid indirectly	1,390,151	38,710,281	22,137,859

Net investment income	1,924,970	59,418,900	76,515,418

Realized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	59,582	1,413,012	1,701,898

Net Increase in Net Assets Resulting from Operations	$1,984,552	$60,831,912	$78,217,316

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	53

Statements of Operations (continued)

Year Ended October 31, 2009	TempFund	T-Fund	Treasury Trust Fund
Investment Income
Interest	$715,228,706	$44,419,086	$16,824,115
Interest – affiliated	193,641	—	—

Total investment income	715,422,347	44,419,086	16,824,115

Expenses
Management	120,565,698	22,417,023	10,177,900
Service and distribution – class specific	32,525,685	7,189,505	1,114,838
Federal insurance	17,928,684	3,709,280	1,265,432
Transfer agent	2,087,875	368,249	226,405
Custodian	1,467,991	298,826	105,381
Professional	1,067,833	219,132	111,402
Officer and Trustees	413,289	84,214	44,393
Printing	333,493	65,926	34,476
Registration	87,666	64,383	35,922
Miscellaneous	1,534,292	286,236	126,020

Total expenses	178,012,506	34,702,774	13,242,169
Less management fees waived	(4,560,614)	(2,222,494)	(1,947,454)
Less service and distribution fees waived – class specific	(4,381,368)	(4,870,395)	(354,832)
Less fees paid indirectly	(9,198)	(2,297)	(9,518)

Total expenses after fees waived and paid indirectly	169,061,326	27,607,588	10,930,365

Net investment income	546,361,021	16,811,498	5,893,750

Realized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	6,422,427	996,391	343,681

Net Increase in Net Assets Resulting from Operations	$552,783,448	$17,807,889	$6,237,431

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Statements of Operations (concluded)

Year Ended October 31, 2009	MuniCash	MuniFund	California Money Fund	New York Money Fund
Investment Income
Interest	$6,360,828	$40,228,791	$4,779,072	$3,160,450
Interest – affiliated	—	2,751	6,536	13,972

Total investment income	6,360,828	40,231,542	4,785,608	3,174,422

Expenses
Management	2,365,352	12,858,623	2,620,661	1,741,191
Federal insurance	283,917	1,339,955	286,338	192,103
Service and distribution – class specific	263,147	3,307,596	618,603	267,138
Registration	53,170	82,929	23,604	16,710
Professional	42,962	107,557	43,502	33,358
Transfer agent	33,615	167,906	50,718	29,367
Custodian	23,736	132,247	24,200	19,706
Officer and Trustees	21,370	46,204	22,114	20,936
Printing	3,407	16,827	4,805	1,755
Miscellaneous	25,454	102,451	23,726	25,146

Total expenses	3,116,130	18,162,295	3,718,271	2,347,410
Less management fees waived	(1,215,590)	(3,594,120)	(1,413,004)	(956,277)
Less service and distribution fees waived – class specific	—	(591,227)	(305,392)	(106,621)
Less fees paid indirectly	(8,085)	(1,274)	(448)	(208)

Total expenses after fees waived and paid indirectly	1,892,455	13,975,674	1,999,427	1,284,304

Net investment income	4,468,373	26,255,868	2,786,181	1,890,118

Realized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	421	(959)	103,219	19,487

Net Increase in Net Assets Resulting from Operations	$4,468,794	$26,254,909	$2,889,400	$1,909,605

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	55

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$1,924,970	$14,319,988	$59,418,900	$248,196,372
Net realized gain (loss)	59,582	110,396	1,413,012	21,458

Net increase in net assets resulting from operations	1,984,552	14,430,384	60,831,912	248,217,830

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,464,210)	(10,951,112)	(56,052,866)	(197,662,007)
Dollar	(460,760)	(2,490,465)	(2,511,532)	(21,547,298)
Cash Management	—	—	(30,599)	(80,556)
Cash Reserve	—	—	(7,223)	(63,877)
Administration	(1)	(878,411)	(441,718)	(2,263,593)
Select	—	—	(119,776)	(2,907,415)
Premier Choice	—	—	(2)	(60)
Private Client	—	—	(129,741)	(20,262,947)
Premier	—	—	(125,435)	(3,408,619)
Net realized gain:
Institutional	(71,468)	—	(178,575)	—
Dollar	(4,961)	—	(9,815)	—
Cash Management	—	—	(339)	—
Cash Reserve	—	—	(53)	—
Administration	(17)	—	(1,247)	—
Select	—	—	(2,516)	—
Private Client	—	—	(514)	—
Premier	—	—	(1,149)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(2,001,417)	(14,319,988)	(59,613,100)	(248,196,372)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(88,621,877)	74,745,658	3,192,452,292	5,702,311,023

Net Assets
Total increase (decrease) in net assets	(88,638,742)	74,856,054	3,193,671,104	5,702,332,481
Beginning of year	483,458,796	408,602,742	11,973,644,079	6,271,311,598

End of year	$394,820,054	$483,458,796	$15,167,315,183	$11,973,644,079

Undistributed (distributions in excess of) net investment income	$—	$37,021	$—	$(145)

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

TempCash		TempFund		T-Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2009	2008	2009	2008	2009	2008

$76,515,418	$443,165,942	$546,361,021	$2,126,048,640	$16,811,498	$222,088,045
1,701,898	713,849	6,422,427	(2,492,321)	996,391	528,248

78,217,316	443,879,791	552,783,448	2,123,556,319	17,807,889	222,616,293

(69,387,835)	(408,547,331)	(479,147,712)	(1,739,367,625)	(16,367,180)	(188,829,728)
(6,701,404)	(33,508,851)	(40,174,944)	(210,241,820)	(218,510)	(19,429,733)
(307)	(4,418)	(4,961,922)	(26,868,529)	(39,262)	(10,085,855)
—	—	(55,813)	(308,227)	—	—
(425,873)	(1,105,342)	(16,978,640)	(68,242,864)	(22,913)	(1,575,906)
—	—	(2,857,507)	(24,812,530)	(90,344)	(282,140)
—	—	(4)	(34)	—	(10)
—	—	(583,205)	(41,264,707)	(154)	(264,358)
—	—	(1,601,245)	(14,942,304)	(73,135)	(1,620,315)

—	—	—	—	(634,869)	—
—	—	—	—	(38,204)	—
—	—	—	—	(50,534)	—
—	—	—	—	—	—
—	—	—	—	(4,196)	—
—	—	—	—	(25,185)	—
—	—	—	—	(26)	—
—	—	—	—	(11,885)	—

(76,515,419)	(443,165,942)	(546,360,992)	(2,126,048,640)	(17,576,397)	(222,088,045)

785,448,828	(5,290,810,474)	11,438,624,904	(7,497,102,471)	(13,453,341,070)	12,699,617,013

787,150,725	(5,290,096,625)	11,445,047,360	(7,499,594,792)	(13,453,109,578)	12,700,145,261
7,135,040,610	12,425,137,235	55,075,499,033	62,575,093,825	20,392,313,082	7,692,167,821

$7,922,191,335	$7,135,040,610	$66,520,546,393	$55,075,499,033	$6,939,203,504	$20,392,313,082

$—	$(36)	$—	—	—	—

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	57

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniCash
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$5,893,750	$76,345,093	$4,468,373	$21,460,377
Net realized gain (loss)	343,681	998,108	421	296,401

Net increase in net assets resulting from operations	6,237,431	77,343,201	4,468,794	21,756,778

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,569,194)	(67,203,072)	(3,979,073)	(19,332,917)
Dollar	(195,708)	(5,403,884)	(489,299)	(2,125,434)
Cash Management	(7,999)	(1,094,320)	—	—
Cash Reserve	—	—	—	(55)
Administration	(120,848)	(2,643,817)	—	(1,971)
Select	—	—	—	—
Premier Choice	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—
Net realized gain:
Institutional	(887,982)	(176,220)	—	—
Dollar	(30,465)	(19,981)	—	—
Cash Management	(13,423)	(2,885)	—	—
Administration	(35,648)	(5,512)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(6,861,267)	(76,549,691)	(4,468,372)	(21,460,377)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(3,127,527,154)	4,950,256,507	466,849,376	(456,383,963)

Net Assets
Total increase (decrease) in net assets	(3,128,150,990)	4,951,050,017	466,849,798	(456,087,562)
Beginning of year	7,645,998,871	2,694,948,854	549,686,622	1,005,774,184

End of year	$4,517,847,881	$7,645,998,871	$1,016,536,420	$549,686,622

Undistributed net investment income	$—	$175,798	$10,031	$10,030

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

MuniFund		California Money Fund		New York Money Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2009	2008	2009	2008	2009	2008

$26,255,868	$100,409,725	$2,786,181	$22,561,831	$1,890,118	$14,787,249
(959)	(82,197)	103,219	198,255	19,487	19,266

26,254,909	100,327,528	2,889,400	22,760,086	1,909,605	14,806,515

(21,193,503)	(71,997,869)	(2,702,502)	(17,121,959)	(1,780,026)	(10,988,175)
(873,007)	(3,974,287)	(26,657)	(606,722)	(17,162)	(124,045)
(274,351)	(1,839,720)	(25)	(220,897)	(20,917)	(385,737)
—	—	—	—	—	—
(3,390,953)	(12,075,074)	(9,649)	(107,599)	(49,193)	(284,926)
(23,612)	(550,057)	(18,487)	(553,315)	(3,072)	(114,075)
(2)	(58)	(1)	(43)	(2)	(1,850)
(56,335)	(5,229,906)	(17,725)	(3,526,957)	(15,764)	(2,755,304)
(444,103)	(4,742,754)	(11,135)	(424,339)	(3,982)	(133,137)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(26,255,866)	(100,409,725)	(2,786,181)	(22,561,831)	(1,890,118)	(14,787,249)

1,615,035,011	358,550,982	(230,312,371)	(369,015,194)	(60,255,124)	(134,211,131)

1,615,034,054	358,468,785	(230,209,152)	(368,816,939)	(60,235,637)	(134,191,865)
3,848,731,498	3,490,262,713	762,788,987	1,131,605,926	454,908,001	589,099,866

$5,463,765,552	$3,848,731,498	$532,579,835	$762,788,987	$394,672,364	$454,908,001

$2,306	$2,304	$160	$160	$18	$18

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	59

Financial Highlights	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0043	0.0283	0.0503	0.0459	0.0263
Net realized gain	0.0002	—	—	—	—

Net increase from investment operations	0.0045	0.0283	0.0503	0.0459	0.0263

Dividends and distributions from:
Net investment income	(0.0043)	(0.0283)	(0.0503)	(0.0459)	(0.0263)
Net realized gain	(0.0002)	—	—	—	—

Total dividends and distributions	(0.0045)	(0.0283)	(0.0503)	(0.0459)	(0.0263)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.45%	2.86%	5.15%	4.68%	2.67%

Ratios to Average Net Assets
Total expenses	0.33%	0.30%	0.32%	0.36%	0.38%

Total expenses after fees waived and paid indirectly	0.23%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.47%	2.88%	5.02%	4.56%	2.68%

Supplemental Data
Net assets, end of year (000)	$374,728	$314,886	$331,909	$105,242	$110,741

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	Federal Trust Fund

	Dollar					Administration
	Year Ended October 31,					Period April 24, 2009[2] to October 31, 2009	Period November 1, 2007 to August 12, 2008[2]	Period June 1, 2007[3] to October 31, 2007
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0026	0.0258	0.0478	0.0434	0.0238	0.0002	0.0232	0.0201
Net realized gain	0.0002	—	—	—	—	0.0002	—	—

Net increase in investment operations	0.0028	0.0258	0.0478	0.0434	0.0238	0.0004	0.0232	0.0201

Dividends and distributions from:
Net investment income	(0.0026)	(0.0258)	(0.0478)	(0.0434)	(0.0238)	(0.0002)	(0.0232)	(0.0201)
Net realized gain	(0.0002)	—	—	—	—	(0.0002)	—	—

Total dividends and distributions	(0.0028)	(0.0258)	(0.0478)	(0.0434)	(0.0238)	(0.0004)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.28%	2.61%	4.89%	4.42%	2.41%	0.03%[4]	2.34%[4]	2.01%[4]

Ratios to Average Net Assets
Total expenses	0.58%	0.56%	0.57%	0.60%	0.63%	0.43%[5]	0.39%[5]	0.40%[5]

Total expenses after fees waived and paid indirectly	0.43%	0.45%	0.45%	0.45%	0.45%	0.25%[5]	0.30%[5]	0.30%[5]

Net investment income	0.30%	2.34%	4.77%	4.34%	2.55%	0.00%[5]	3.15%[5]	4.88%[5]

Supplemental Data
Net assets, end of period (000)	$19,993	$168,573	$43,013	$37,625	$18,857	$99	—	$33,680

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

3	Commencement of operations.

4	Aggregate total investment return.

5	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	61

Financial Highlights (continued)	FedFund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0042	0.0289	0.0507	0.0463	0.0269
Dividends from net investment income	(0.0042)	(0.0289)	(0.0507)	(0.0463)	(0.0269)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.42%	2.93%	5.19%	4.73%	2.73%

Ratios to Average Net Assets
Total expenses	0.23%	0.22%	0.27%	0.28%	0.29%

Total expenses after fees waived and paid indirectly	0.22%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.39%	2.74%	5.04%	4.64%	2.73%

Supplemental Data
Net assets, end of year (000)	$13,937,909	$10,300,496	$4,583,892	$2,417,594	$2,320,001

	Dollar					Cash Management
	Year Ended October 31,					Year Ended October 31, 2009	Period August 12, 2008[2] to October 31, 2008
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0264	0.0482	0.0438	0.0244	0.0012	0.0032
Dividends from net investment income	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.22%	2.68%	4.93%	4.47%	2.47%	0.12%	0.32%[3]

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.52%	0.53%	0.54%	0.73%	0.72%[4]

Total expenses after fees waived and paid indirectly	0.43%	0.45%	0.45%	0.45%	0.45%	0.51%	0.69%[4]

Net investment income	0.23%	2.50%	4.83%	4.46%	2.49%	0.12%	1.45%[4]

Supplemental Data
Net assets, end of period (000)	$778,298	$1,148,784	$683,594	$415,040	$372,460	$26,633	$25,057

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	FedFund

	Cash Reserve
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0016	0.0250	0.0467	0.0423	0.0229
Dividends from net investment income	(0.0016)	(0.0250)	(0.0467)	(0.0423)	(0.0229)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.16%	2.52%	4.78%	4.31%	2.32%

Ratios to Average Net Assets
Total expenses	0.63%	0.63%	0.66%	0.68%	0.70%

Total expenses after fees waived and paid indirectly	0.48%	0.60%	0.60%	0.60%	0.60%

Net investment income	0.16%	2.18%	4.61%	4.26%	1.94%

Supplemental Data
Net assets, end of year (000)	$4,046	$4,336	$1,183	$1,082	$1,547

	Administration
	Year Ended October 31,				Period November 10, 2004[2] to October 31, 2005[5]
	2009	2008	2007	2006

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0032	0.0280	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0032)	(0.0280)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	2.83%	5.09%	4.63%	1.10%[3]

Ratios to Average Net Assets
Total expenses	0.33%	0.32%	0.38%	0.38%	0.39%[4]

Total expenses after fees waived and paid indirectly	0.32%	0.30%	0.30%	0.30%	0.30%[4]

Net investment income	0.34%	2.51%	4.97%	4.67%	2.63%[4]

Supplemental Data
Net assets, end of period (000)	$111,129	$134,241	$41,411	$83,069	$43,480

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	Aggregate total investment return.

4	Annualized.

5	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	63

Financial Highlights (continued)	FedFund

	Select
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0209	0.0427	0.0383	0.0189
Dividends from net investment income	(0.0007)	(0.0209)	(0.0427)	(0.0383)	(0.0189)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.07%	2.11%	4.36%	3.90%	1.91%

Ratios to Average Net Assets
Total expenses	1.08%	1.07%	1.12%	1.13%	1.09%

Total expenses after fees waived and paid indirectly	0.56%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.06%	2.03%	4.24%	3.86%	2.14%

Supplemental Data
Net assets, end of year (000)	$181,556	$166,590	$98,752	$52,420	$47,205

	Private Client
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0241	0.0462	0.0423	0.0229
Dividends from net investment income	(0.0013)	(0.0241)	(0.0462)	(0.0423)	(0.0229)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	2.44%	4.72%	4.31%	2.32%

Ratios to Average Net Assets
Total expenses	1.08%	1.07%	1.12%	1.13%	1.14%

Total expenses after fees waived and paid indirectly	0.55%	0.68%	0.66%	0.60%	0.60%

Net investment income	0.18%	2.59%	4.58%	4.25%	2.59%

Supplemental Data
Net assets, end of year (000)	$41,179	$102,147	$768,612	$295,307	$241,913

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	FedFund

	Premier
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0241	0.0462	0.0423	0.0227
Dividends from net investment income	(0.0013)	(0.0241)	(0.0462)	(0.0423)	(0.0227)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	2.44%	4.72%	4.31%	2.30%

Ratios to Average Net Assets
Total expenses	0.83%	0.82%	0.87%	0.88%	0.89%

Total expenses after fees waived and paid indirectly	0.53%	0.68%	0.66%	0.60%	0.60%

Net investment income	0.11%	2.47%	4.60%	4.15%	2.84%

Supplemental Data
Net assets, end of year (000)	$86,563	$91,990	$93,867	$48,396	$86,126

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	65

Financial Highlights (continued)	TempCash

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090	0.0336	0.0521	0.0471	0.0278
Dividends from net investment income	(0.0090)	(0.0336)	(0.0521)	(0.0471)	(0.0278)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.90%	3.42%	5.34%	4.82%	2.82%

Ratios to Average Net Assets
Total expenses	0.27%	0.22%	0.24%	0.23%	0.24%

Total expenses after fees waived and paid indirectly	0.21%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.85%	3.46%	5.22%	4.79%	2.88%

Supplemental Data
Net assets, end of year (000)	$6,992,221	$6,073,793	$11,420,516	$9,769,075	$11,576,987

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0065	0.0313	0.0496	0.0446	0.0253
Dividends from net investment income	(0.0065)	(0.0313)	(0.0496)	(0.0446)	(0.0253)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.65%	3.16%	5.08%	4.56%	2.56%

Ratios to Average Net Assets
Total expenses	0.52%	0.48%	0.49%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.46%	0.44%	0.43%	0.43%	0.43%

Net investment income	0.67%	3.07%	4.96%	4.50%	2.63%

Supplemental Data
Net assets, end of year (000)	$879,332	$1,011,158	$1,004,425	$826,331	$595,873

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	TempCash

	Administration
	Year Ended October 31, 2009	Period November 30, 2007 to October 31, 2008[3]	Period November 1, 2006 to September 24, 2007[4]	Period November 15, 2005[2] to October 31, 2006[5]

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0080	0.0169	0.0386	0.0301
Dividends from net investment income	(0.0080)	(0.0169)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.80%	1.70%[6]	3.92%[6]	3.04%[6]

Ratios to Average Net Assets
Total expenses	0.37%	0.33%[7]	0.34%[7]	0.34%[7]

Total expenses after fees waived and paid indirectly	0.31%	0.28%[7]	0.28%[7]	0.28%[7]

Net investment income	0.78%	2.51%[7]	5.12%[7]	5.01%[7]

Supplemental Data
Net assets, end of period (000)	$50,638	$50,014	—	$25,461

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	There were no Administration Shares outstanding during the period November 1, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.

4	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007 or the period September 25, 2007 to October 31, 2007.

5	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.

6	Aggregate total investment return.

7	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	67

Financial Highlights (continued)	TempFund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0086	0.0338	0.0521	0.0470	0.0276
Dividends from net investment income	(0.0086)	(0.0338)	(0.0521)	(0.0470)	(0.0276)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.87%	3.43%	5.33%	4.81%	2.80%

Ratios to Average Net Assets
Total expenses	0.21%	0.19%	0.20%	0.20%	0.21%

Total expenses after fees waived and paid indirectly	0.21%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.83%	3.33%	5.22%	4.78%	2.78%

Supplemental Data
Net assets, end of year (000)	$58,792,099	$43,874,587	$50,720,755	$25,788,255	$20,229,031

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0062	0.0313	0.0496	0.0445	0.0252
Dividends from net investment income	(0.0062)	(0.0313)	(0.0496)	(0.0445)	(0.0252)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.62%	3.18%	5.07%	4.55%	2.54%

Ratios to Average Net Assets
Total expenses	0.46%	0.44%	0.45%	0.45%	0.46%

Total expenses after fees waived and paid indirectly	0.45%	0.43%	0.43%	0.43%	0.43%

Net investment income	0.68%	3.14%	4.95%	4.44%	2.57%

Supplemental Data
Net assets, end of year (000)	$3,788,512	$6,546,254	$6,310,899	$4,971,729	$4,212,168

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0288	0.0471	0.0420	0.0227
Dividends from net investment income	(0.0045)	(0.0288)	(0.0471)	(0.0420)	(0.0227)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.45%	2.92%	4.81%	4.28%	2.29%

Ratios to Average Net Assets
Total expenses	0.71%	0.69%	0.70%	0.70%	0.71%

Total expenses after fees waived and paid indirectly	0.62%	0.68%	0.68%	0.68%	0.68%

Net investment income	0.48%	2.77%	4.71%	4.24%	2.38%

Supplemental Data
Net assets, end of year (000)	$835,930	$1,155,402	$724,122	$358,944	$282,475

	Cash Reserve
	Year Ended October 31,				Period October 4, 2005[2] to October 31, 2005	Period November 1, 2003 to December 15, 2003[2]
	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0051	0.0298	0.0481	0.0430	0.0025	0.0007
Dividends from net investment income	(0.0051)	(0.0298)	(0.0481)	(0.0430)	(0.0025)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.51%	3.02%	4.92%	4.39%	0.24%[3]	0.07%[3]

Ratios to Average Net Assets
Total expenses	0.61%	0.59%	0.60%	0.61%	0.62%[4]	0.60%[4]

Total expenses after fees waived and paid indirectly	0.54%	0.58%	0.58%	0.58%	0.58%[4]	0.58%[4]

Net investment income	0.45%	3.09%	4.80%	4.38%	3.34%[4]	0.54%[4]

Supplemental Data
Net assets, end of period (000)	$16,312	$10,398	$12,090	$17,173	$3,723	$—

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	There were no Cash Reverse Shares outstanding during the period December 16, 2003 to October 3, 2005.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	69

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0076	0.0328	0.0511	0.0460	0.0267
Dividends from net investment income	(0.0076)	(0.0328)	(0.0511)	(0.0460)	(0.0267)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.76%	3.33%	5.23%	4.70%	2.70%

Ratios to Average Net Assets
Total expenses	0.31%	0.29%	0.30%	0.30%	0.31%

Total expenses after fees waived and paid indirectly	0.31%	0.28%	0.28%	0.28%	0.28%

Net investment income	0.75%	3.25%	5.11%	4.65%	2.71%

Supplemental Data
Net assets, end of year (000)	$2,007,285	$2,079,257	$1,842,566	$1,763,132	$1,261,354

	Select
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0031	0.0256	0.0439	0.0388	0.0195
Dividends from net investment income	(0.0031)	(0.0256)	(0.0439)	(0.0388)	(0.0195)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.31%	2.59%	4.48%	3.95%	1.96%

Ratios to Average Net Assets
Total expenses	1.06%	1.04%	1.05%	1.05%	1.03%

Total expenses after fees waived and paid indirectly	0.77%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.32%	2.56%	4.39%	3.89%	2.25%

Supplemental Data
Net assets, end of year (000)	$829,031	$922,457	$888,584	$810,613	$706,592

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	TempFund

	Private Client
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0288	0.0473	0.0428	0.0235
Dividends from net investment income	(0.0045)	(0.0288)	(0.0473)	(0.0428)	(0.0235)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.45%	2.92%	4.84%	4.37%	2.37%

Ratios to Average Net Assets
Total expenses	1.07%	1.04%	1.05%	1.05%	1.06%

Total expenses after fees waived and paid indirectly	0.66%	0.68%	0.65%	0.60%	0.60%

Net investment income	0.65%	3.03%	4.73%	4.32%	2.57%

Supplemental Data
Net assets, end of year (000)	$30,502	$148,322	$1,566,346	$1,479,708	$1,018,935

	Premier
	Year Ended October 31,				Period March 2, 2005[2] to October 31, 2005
	2009	2008	2007	2006

Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0288	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0045)	(0.0288)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.45%	2.92%	4.84%	4.37%	1.80%[3]

Ratios to Average Net Assets
Total expenses	0.81%	0.79%	0.80%	0.80%	0.81%[4]

Total expenses after fees waived and paid indirectly	0.64%	0.68%	0.66%	0.60%	0.60%[4]

Net investment income	0.50%	2.99%	4.73%	4.29%	2.93%[4]

Supplemental Data
Net assets, end of period (000)	$220,876	$338,821	$509,731	$395,943	$321,636

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	71

Financial Highlights (continued)	T-Fund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0224	0.0493	0.0456	0.0260
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0013	0.0224	0.0493	0.0456	0.0260

Dividends and distributions from:
Net investment income	(0.0012)	(0.0224)	0.0493	0.0456	0.0260
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0224)	(0.0493)	(0.0456)	(0.0260)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	2.26%	5.05%	4.65%	2.63%

Ratios to Average Net Assets
Total expenses	0.25%	0.22%	0.25%	0.26%	0.28%

Total expenses after fees waived and paid indirectly	0.23%	0.21%	0.20%	0.20%	0.20%

Net investment income	0.17%	2.01%	4.88%	4.57%	2.66%

Supplemental Data
Net assets, end of year (000)	$5,753,138	$18,422,915	$6,280,213	$2,906,319	$2,958,524

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0199	0.0468	0.0431	0.0235
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0003	0.0199	0.0468	0.0431	0.0235

Dividends and distributions from:
Net investment income	(0.0002)	(0.0199)	(0.0468)	(0.0431)	(0.0235)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0003)	(0.0199)	(0.0468)	(0.0431)	(0.0235)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	2.00%	4.79%	4.39%	2.37%

Ratios to Average Net Assets
Total expenses	0.50%	0.47%	0.51%	0.51%	0.53%

Total expenses after fees waived and paid indirectly	0.36%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.04%	2.13%	4.69%	4.32%	2.43%

Supplemental Data
Net assets, end of year (000)	$339,493	$973,576	$775,904	$691,792	$728,168

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0174	0.0443	0.0406	0.0210
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0002	0.0174	0.0443	0.0406	0.0210

Dividends and distributions from:
Net investment income	(0.0001)	(0.0174)	(0.0443)	(0.0406)	(0.0210)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0002)	(0.0174)	(0.0443)	(0.0406)	(0.0210)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	1.75%	4.53%	4.13%	2.12%

Ratios to Average Net Assets
Total expenses	0.74%	0.72%	0.75%	0.77%	0.78%

Total expenses after fees waived and paid indirectly	0.34%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.01%	1.78%	4.42%	4.25%	2.21%

Supplemental Data
Net assets, end of year (000)	$470,609	$543,153	$552,059	$364,515	$126,531

	Administration
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0214	0.0484	0.0446	0.0250
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0006	0.0214	0.0484	0.0446	0.0250

Dividends and distributions from:
Net investment income	(0.0005)	(0.0214)	(0.0484)	(0.0446)	(0.0250)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0006)	(0.0214)	(0.0484)	(0.0446)	(0.0250)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%	2.16%	4.94%	4.55%	2.53%

Ratios to Average Net Assets
Total expenses	0.34%	0.31%	0.35%	0.37%	0.37%

Total expenses after fees waived and paid indirectly	0.29%	0.29%	0.30%	0.30%	0.30%

Net investment income	0.06%	2.30%	4.77%	4.47%	2.98%

Supplemental Data
Net assets, end of year (000)	$38,571	$44,215	$83,990	$15,574	$19,832

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	73

Financial Highlights (continued)	T-Fund

	Select
	Year Ended October 31, 2009	Period February 28, 2008[1] to October 31, 2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0003	0.0061
Net realized gain	0.0001	—

Net increase from investment operations	0.0004	0.0061

Dividends and distributions from:
Net investment income	(0.0003)	(0.0061)
Net realized gain	(0.0001)	—

Total dividends and distributions	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.04%	0.61%[3]

Ratios to Average Net Assets
Total expenses	1.10%	1.07%[4]

Total expenses after fees waived and paid indirectly	0.32%	0.91%[4]

Net investment income	0.03%	0.66%[4]

Supplemental Data
Net assets, end of period (000)	$233,098	$218,773

	Private Client
	Year Ended October 31,		Period October 9, 2007[1] to October 31, 2007
	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0176	0.0025
Net realized gain	0.0001	—	—

Net increase from investment operations	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0003)	(0.0176)	(0.0025)
Net realized gain	(0.0001)	—	—

Total dividends and distributions	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	1.09%	1.07%	1.09%[4]

Total expenses after fees waived and paid indirectly	0.32%	0.68%	0.68%[4]

Net investment income	0.05%	2.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$— [5]	$460	$1

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	T-Fund

	Premier
	Year Ended October 31,		Period October 9, 2007[1] to October 31, 2007
	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0176	0.0025
Net realized gain	0.0001	—	—

Net increase from investment operations	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0003)	(0.0176)	(0.0025)
Net realized gain	(0.0001)	—	—

Total dividends and distributions	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	0.85%	0.82%	0.84%[4]

Total expenses after fees waived and paid indirectly	0.33%	0.68%	0.68%[4]

Net investment income	0.05%	1.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$104,295	$189,222	$1

1	Commencement of operations.

2	Where applicable, total investment returns include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

5	Net assets end of period are less than $500.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	75

Financial Highlights (continued)	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0199	0.0458	0.0431	0.0244
Net realized gain	0.0002	—	—	—	—

Net increase from investment operations	0.0011	0.0199	0.0458	0.0431	0.0244

Dividends and distributions from:
Net investment income	(0.0009)	(0.0199)	(0.0458)	(0.0431)	(0.0244)
Net realized gain	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0011)	(0.0199)	(0.0458)	(0.0431)	(0.0244)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%	2.01%	4.68%	4.39%	2.47%

Ratios to Average Net Assets
Total expenses	0.26%	0.24%	0.29%	0.31%	0.31%

Total expenses after fees waived and paid indirectly	0.23%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.13%	1.73%	4.38%	4.32%	2.43%

Supplemental Data
Net assets, end of year (000)	$4,229,992	$6,669,302	$2,370,308	$882,971	$806,381

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0174	0.0433	0.0406	0.0219
Net realized gain	0.0002	—	—	—	—

Net increase from investment operations	0.0005	0.0174	0.0433	0.0406	0.0219

Dividends and distributions from:
Net investment income	(0.0003)	(0.0174)	(0.0433)	(0.0406)	(0.0219)
Net realized gain	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0005)	(0.0174)	(0.0433)	(0.0406)	(0.0219)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%	1.75%	4.42%	4.14%	2.21%

Ratios to Average Net Assets
Total expenses	0.51%	0.49%	0.55%	0.56%	0.56%

Total expenses after fees waived and paid indirectly	0.36%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.08%	1.39%	4.36%	4.06%	2.09%

Supplemental Data
Net assets, end of year (000)	$107,483	$632,855	$173,312	$205,317	$206,999

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,				Period November 17, 2004[2] to October 31, 2005
	2009	2008	2007	2006

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0149	0.0408	0.0381	0.0190
Net realized gain	0.0002	—	—	—	—

Net increase from investment operations	0.0003	0.0149	0.0408	0.0381	0.0190

Dividends and distributions from:
Net investment income	(0.0001)	(0.0149)	(0.0408)	(0.0381)	(0.0190)
Net realized gain	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0003)	(0.0149)	(0.0408)	(0.0381)	(0.0190)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	1.50%	4.16%	3.88%	1.92%[3]

Ratios to Average Net Assets
Total expenses	0.76%	0.73%	0.80%	0.80%	0.81%[4]

Total expenses after fees waived and paid indirectly	0.35%	0.70%	0.70%	0.70%	0.70%[4]

Net investment income	0.01%	1.34%	4.10%	3.72%	1.58%[4]

Supplemental Data
Net assets, end of period (000)	$42,613	$109,531	$54,373	$50,437	$21,929

	Administration
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0189	0.0448	0.0421	0.0234
Net realized gain	0.0002	—	—	—	—

Net increase from investment operations	0.0007	0.0189	0.0448	0.0421	0.0234

Dividends and distributions from:
Net investment income	(0.0005)	(0.0189)	(0.0448)	(0.0421)	(0.0234)
Net realized gain	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0007)	(0.0189)	(0.0448)	(0.0421)	(0.0234)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%	1.90%	4.57%	4.29%	2.37%

Ratios to Average Net Assets
Total expenses	0.36%	0.34%	0.40%	0.41%	0.41%

Total expenses after fees waived and paid indirectly	0.27%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.08%	1.79%	4.49%	4.16%	2.36%

Supplemental Data
Net assets, end of year (000)	$137,760	$234,311	$96,955	$113,067	$154,211

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	There were no Cash Management Shares outstanding during the period November 1, 2004 to November 16, 2004.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	77

Financial Highlights (continued)	MuniCash

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0076	0.0266	0.0353	0.0318	0.0206
Dividends from net investment income	(0.0076)	(0.0266)	(0.0353)	(0.0318)	(0.0206)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.76%	2.68%	3.59%	3.23%	2.09%

Ratios to Average Net Assets
Total expenses	0.42%	0.38%	0.36%	0.36%	0.34%

Total expenses after fees waived and paid indirectly	0.24%	0.17%	0.20%	0.20%	0.19%

Net investment income	0.70%	2.72%	3.54%	3.12%	2.04%

Supplemental Data
Net assets, end of year (000)	$881,869	$459,835	$919,878	$1,232,427	$2,181,441

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0051	0.0241	0.0328	0.0293	0.0181
Dividends from net investment income	(0.0051)	(0.0241)	(0.0328)	(0.0293)	(0.0181)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.51%	2.42%	3.33%	2.97%	1.83%

Ratios to Average Net Assets
Total expenses	0.67%	0.63%	0.61%	0.61%	0.59%

Total expenses after fees waived and paid indirectly	0.49%	0.42%	0.45%	0.45%	0.44%

Net investment income	0.46%	2.37%	3.28%	2.93%	1.79%

Supplemental Data
Net assets, end of year (000)	$134,668	$89,851	$85,628	$91,505	$59,321

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	MuniFund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0063	0.0254	0.0349	0.0312	0.0199
Dividends from net investment income	(0.0063)	(0.0254)	(0.0349)	(0.0312)	(0.0199)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.63%	2.56%	3.55%	3.17%	2.01%

Ratios to Average Net Assets
Total expenses	0.30%	0.29%	0.33%	0.33%	0.33%

Total expenses after fees waived and paid indirectly	0.23%	0.20%	0.20%	0.20%	0.19%

Net investment income	0.57%	2.46%	3.49%	3.10%	2.02%

Supplemental Data
Net assets, end of year (000)	$4,233,114	$2,834,406	$2,316,504	$1,420,560	$2,135,257

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0039	0.0229	0.0324	0.0287	0.0174
Dividends from net investment income	(0.0039)	(0.0229)	(0.0324)	(0.0287)	(0.0174)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.39%	2.30%	3.29%	2.91%	1.76%

Ratios to Average Net Assets
Total expenses	0.55%	0.54%	0.58%	0.58%	0.58%

Total expenses after fees waived and paid indirectly	0.47%	0.45%	0.45%	0.45%	0.44%

Net investment income	0.38%	2.21%	3.23%	2.87%	1.75%

Supplemental Data
Net assets, end of year (000)	$188,188	$135,168	$147,606	$96,853	$84,763

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	79

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0204	0.0299	0.0262	0.0149
Dividends from net investment income	(0.0022)	(0.0204)	(0.0299)	(0.0262)	(0.0149)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.22%	2.05%	3.03%	2.65%	1.51%

Ratios to Average Net Assets
Total expenses	0.81%	0.79%	0.83%	0.83%	0.83%

Total expenses after fees waived and paid indirectly	0.66%	0.70%	0.70%	0.70%	0.69%

Net investment income	0.26%	1.92%	2.98%	2.65%	1.58%

Supplemental Data
Net assets, end of year (000)	$75,347	$132,115	$40,620	$41,699	$35,774

	Administration
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0053	0.0244	0.0339	0.0302	0.0189
Dividends from net investment income	(0.0053)	(0.0244)	(0.0339)	(0.0302)	(0.0189)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.53%	2.46%	3.44%	3.07%	1.91%

Ratios to Average Net Assets
Total expenses	0.40%	0.39%	0.43%	0.43%	0.43%

Total expenses after fees waived and paid indirectly	0.33%	0.30%	0.30%	0.30%	0.29%

Net investment income	0.49%	2.35%	3.39%	3.01%	1.90%

Supplemental Data
Net assets, end of year (000)	$777,416	$557,300	$389,468	$371,211	$516,607

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0173	0.0269	0.0232	0.0119
Dividends from net investment income	(0.0009)	(0.0173)	(0.0269)	(0.0232)	(0.0119)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	1.74%	2.72%	2.35%	1.20%

Ratios to Average Net Assets
Total expenses	1.15%	1.14%	1.18%	1.18%	1.13%

Total expenses after fees waived and paid indirectly	0.77%	1.00%	1.00%	1.00%	0.99%

Net investment income	0.07%	1.70%	2.68%	2.32%	1.15%

Supplemental Data
Net assets, end of year (000)	$30,169	$25,432	$38,401	$31,467	$24,225

	Private Client
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0023	0.0206	0.0303	0.0272	0.0155
Dividends from net investment income	(0.0023)	(0.0206)	(0.0303)	(0.0272)	(0.0155)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.23%	2.07%	3.08%	2.76%	1.56%

Ratios to Average Net Assets
Total expenses	1.16%	1.14%	1.18%	1.18%	1.18%

Total expenses after fees waived and paid indirectly	0.66%	0.68%	0.65%	0.60%	0.62%

Net investment income	0.30%	1.95%	3.03%	2.75%	1.64%

Supplemental Data
Net assets, end of year (000)	$5,575	$29,315	$293,358	$252,344	$161,860

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	81

Financial Highlights (continued)	MuniFund

	Premier
	Year Ended October 31,				Period March 2, 2005[1] to October 31, 2005
	2009	2008	2007	2006

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0023	0.0206	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0023)	(0.0206)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.23%	2.07%	3.08%	2.76%	1.21%[3]

Ratios to Average Net Assets
Total expenses	0.90%	0.89%	0.93%	0.93%	0.93%[4]

Total expenses after fees waived and paid indirectly	0.64%	0.68%	0.66%	0.60%	0.59%[4]

Net investment income	0.25%	2.04%	3.03%	2.72%	1.88%[4]

Supplemental Data
Net assets, end of period (000)	$153,956	$134,994	$264,304	$160,053	$126,455

1	Commencement of operations.

2	Where applicable, total investment returns include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	California Money Fund

	Institutional					Dollar
	Year Ended October 31,					Year Ended October 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0042	0.0216	0.0341	0.0308	0.0197	0.0020	0.0191	0.0316	0.0283	0.0172
Dividends from net investment income	(0.0042)	(0.0216)	(0.0341)	(0.0308)	(0.0197)	(0.0020)	(0.0191)	(0.0316)	(0.0283)	(0.0172)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.43%	2.18%	3.46%	3.13%	1.99%	0.20%	1.92%	3.20%	2.87%	1.74%

Ratios to Average Net Assets
Total expenses	0.44%	0.40%	0.40%	0.40%	0.41%	0.69%	0.65%	0.65%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.24%	0.20%	0.20%	0.20%	0.20%	0.47%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.44%	2.14%	3.40%	3.13%	2.00%	0.19%	2.25%	3.16%	2.86%	1.84%

Supplemental Data
Net assets, end of year (000)	$459,650	$669,672	$778,621	$860,859	$593,417	$18,147	$9,421	$47,235	$40,850	$26,293

	Cash Management
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0166	0.0291	0.0258	0.0147
Dividends from net investment income	(0.0008)	(0.0166)	(0.0291)	(0.0258)	(0.0147)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%	1.67%	2.95%	2.61%	1.48%

Ratios to Average Net Assets
Total expenses	0.93%	0.89%	0.90%	0.90%	0.91%

Total expenses after fees waived and paid indirectly	0.64%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.18%	1.93%	2.92%	2.70%	1.50%

Supplemental Data
Net assets, end of year (000)	$10	$63	$21,289	$10,122	$205

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	83

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0033	0.0206	0.0331	0.0298	0.0187
Dividends from net investment income	(0.0033)	(0.0206)	(0.0331)	(0.0298)	(0.0187)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.33%	2.08%	3.36%	3.02%	1.89%

Ratios to Average Net Assets
Total expenses	0.54%	0.50%	0.50%	0.50%	0.51%

Total expenses after fees waived and paid indirectly	0.34%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.34%	2.20%	3.31%	2.99%	1.98%

Supplemental Data
Net assets, end of year (000)	$2,676	$2,418	$6,971	$5,013	$3,898

	Select
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0136	0.0261	0.0228	0.0117
Dividends from net investment income	(0.0004)	(0.0136)	(0.0261)	(0.0228)	(0.0117)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%	1.37%	2.64%	2.31%	1.18%

Ratios to Average Net Assets
Total expenses	1.29%	1.25%	1.25%	1.25%	1.21%

Total expenses after fees waived and paid indirectly	0.62%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.04%	1.36%	2.61%	2.31%	1.27%

Supplemental Data
Net assets, end of year (000)	$40,601	$43,261	$35,563	$33,556	$15,777

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	California Money Fund

	Private Client
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0168	0.0296	0.0268	0.0152
Dividends from net investment income	(0.0008)	(0.0168)	(0.0296)	(0.0268)	(0.0152)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%	1.69%	2.99%	2.72%	1.54%

Ratios to Average Net Assets
Total expenses	1.29%	1.24%	1.25%	1.25%	1.26%

Total expenses after fees waived and paid indirectly	0.61%	0.68%	0.65%	0.60%	0.64%

Net investment income	0.11%	1.59%	2.95%	2.71%	1.62%

Supplemental Data
Net assets, end of year (000)	$5,403	$24,422	$196,002	$203,719	$127,509

	Premier
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0168	0.0295	0.0268	0.0154
Dividends from net investment income	(0.0008)	(0.0168)	(0.0295)	(0.0268)	(0.0154)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%	1.69%	2.99%	2.72%	1.55%

Ratios to Average Net Assets
Total expenses	1.04%	1.00%	1.00%	1.00%	1.01%

Total expenses after fees waived and paid indirectly	0.63%	0.68%	0.66%	0.60%	0.60%

Net investment income	0.08%	1.86%	2.94%	2.70%	1.90%

Supplemental Data
Net assets, end of year (000)	$6,093	$13,530	$45,924	$13,822	$15,778

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	85

Financial Highlights (continued)	New York Money Fund

	Institutional
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0044	0.0227	0.0346	0.0314	0.0197
Dividends from net investment income	(0.0044)	(0.0227)	(0.0346)	(0.0314)	(0.0197)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.44%	2.28%	3.51%	3.18%	1.99%

Ratios to Average Net Assets
Total expenses	0.45%	0.40%	0.41%	0.41%	0.41%

Total expenses after fees waived and paid indirectly	0.24%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.44%	2.16%	3.45%	3.14%	1.98%

Supplemental Data
Net assets, end of year (000)	$361,353	$391,793	$357,803	$313,842	$271,454

	Dollar
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0024	0.0201	0.0323	0.0289	0.0172
Dividends from net investment income	(0.0024)	(0.0201)	(0.0323)	(0.0289)	(0.0172)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.24%	2.03%	3.26%	2.93%	1.74%

Ratios to Average Net Assets
Total expenses	0.70%	0.66%	0.66%	0.66%	0.66%

Total expenses after fees waived and paid indirectly	0.47%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.29%	2.02%	3.21%	2.88%	1.67%

Supplemental Data
Net assets, end of year (000)	$869	$5,024	$6,514	$6,362	$5,515

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	New York Money Fund

	Cash Management
	Year Ended October 31,				Period March 3, 2005[2] to October 31, 2005
	2009	2008	2007	2006

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0176	0.0296	0.0264	0.0114
Dividends from net investment income	(0.0010)	(0.0176)	(0.0296)	(0.0264)	(0.0114)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.10%	1.77%	3.00%	2.67%	1.14%[3]

Ratios to Average Net Assets
Total expenses	0.95%	0.91%	0.91%	0.91%	0.91%[4]

Total expenses after fees waived and paid indirectly	0.65%	0.70%	0.70%	0.70%	0.70%[4]

Net investment income	0.15%	1.70%	2.96%	2.70%	1.80%[4]

Supplemental Data
Net assets, end of period (000)	$6,968	$20,066	$15,062	$9,398	$3,585

	Administration
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0034	0.0216	0.0336	0.0304	0.0187
Dividends from net investment income	(0.0034)	(0.0216)	(0.0336)	(0.0304)	(0.0187)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.34%	2.18%	3.41%	3.08%	1.89%

Ratios to Average Net Assets
Total expenses	0.55%	0.51%	0.51%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.34%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.36%	2.18%	3.35%	3.04%	1.84%

Supplemental Data
Net assets, end of year (000)	$11,997	$15,587	$13,158	$16,125	$16,394

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	87

Financial Highlights (continued)	New York Money Fund

	Select
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0146	0.0266	0.0234	0.0117
Dividends from net investment income	(0.0005)	(0.0146)	(0.0266)	(0.0234)	(0.0117)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%	1.47%	2.69%	2.36%	1.18%

Ratios to Average Net Assets
Total expenses	1.30%	1.25%	1.26%	1.26%	1.21%

Total expenses after fees waived and paid indirectly	0.65%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.06%	1.40%	2.66%	2.33%	1.35%

Supplemental Data
Net assets, end of year (000)	$4,512	$6,173	$6,255	$2,686	$3,831

	Private Client
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0178	0.0300	0.0274	0.0152
Dividends from net investment income	(0.0011)	(0.0178)	(0.0300)	(0.0274)	(0.0152)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%	1.79%	3.05%	2.77%	1.54%

Ratios to Average Net Assets
Total expenses	1.30%	1.25%	1.26%	1.26%	1.26%

Total expenses after fees waived and paid indirectly	0.60%	0.68%	0.66%	0.60%	0.64%

Net investment income	0.14%	1.68%	3.00%	2.75%	1.58%

Supplemental Data
Net assets, end of year (000)	$6,556	$13,877	$175,446	$138,323	$111,739

See Notes to Financial Statements.

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Financial Highlights (continued)	New York Money Fund

	Premier
	Year Ended October 31,
	2009	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0178	0.0300	0.0274	0.0154
Dividends from net investment income	(0.0011)	(0.0178)	(0.0300)	(0.0274)	(0.0154)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%	1.79%	3.05%	2.77%	1.56%

Ratios to Average Net Assets
Total expenses	1.05%	1.01%	1.01%	1.01%	1.02%

Total expenses after fees waived and paid indirectly	0.58%	0.68%	0.68%	0.60%	0.61%

Net investment income	0.11%	2.18%	3.01%	2.72%	1.82%

Supplemental Data
Net assets, end of year (000)	$2,418	$2,387	$14,221	$8,339	$5,774

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	89

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The financial statements and these accompanying notes relate to the Trust’s ten Funds: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively the “Funds”). The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Each Fund may offer multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of October 31, 2009, no Plus Shares, Cash Plus Shares, or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: Certain Funds may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and cost in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Funds amortize all premiums and discounts on debt securities. Income and realized gains and losses of the Funds are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US Federal income tax returns remains open for the four years ended October 31, 2009. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2009, FedFund recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance result in fees charged by the custodian which are included in custodian on the Statements of Operations.

Other: Expenses directly related to one of the Funds or classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Notes to Financial Statements (continued)

acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock, BIMC provides both investment management and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s custodian and PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator.

The Trust has entered into a management agreement with BIMC under which BIMC provides certain advisory, administration and accounting services to the Funds. Pursuant to the sub-administration agreement with PNCGIS, PNCGIS provides certain administration services with respect to the Trust.

For the management and administration services provided and certain expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund

Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

TempFund

Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund

Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

Until March 1, 2010, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

The Trust, on behalf of the Funds, has entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of BIMC. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee [1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	91

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2010 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares do not exceed 1.00%, 0.68%, 0.68% and 0.45%, respectively.

BIMC and BRIL have also voluntarily agreed to waive a portion of their respective, management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. BIMC and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2009, the following charts show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Service and Distribution Fees	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$389,564	—	—	$18	—	—	—	—	$389,582
FedFund	$2,674,477	$126,993	$17,926	$130,464	$1,603,848	$1	$627,538	$689,692	$5,870,939
TempCash	$2,507,848	$109	—	$54,666	—	—	—	—	$2,562,623
TempFund	$14,811,492	$5,112,406	$49,093	$2,262,510	$7,612,030	$1	$761,241	$1,916,912	$32,525,685
T-Fund	$1,325,113	$2,528,822	—	$39,267	$2,373,092	—	$2,565	$920,646	$7,189,505
Treasury Trust Fund	$606,475	$348,011	—	$160,352	—	—	—	—	$1,114,838
MuniCash	$263,147	—	—	—	—	—	—	—	$263,147
MuniFund	$571,985	$532,569	—	$691,264	$275,535	$1	$159,884	$1,076,358	$3,307,596
California Money Fund	$35,963	$70	—	$2,817	$360,437	$1	$134,932	$84,383	$618,603
New York Money Fund	$14,722	$69,942	—	$13,595	$46,222	$1	$99,804	$22,852	$267,138

Service and Distribution Fees Waived	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	—	—	—	$11	—	—	—	—	$11
FedFund	—	$53,101	$6,293	$2,049	$971,824	—	$384,702	$336,507	$1,754,476
TempCash	$39,618	—	—	—	—	—	—	—	$39,618
TempFund	—	$875,721	$8,012	—	$2,598,019	—	$355,951	$543,665	$4,381,368
T-Fund	—	$1,952,847	—	$14,072	$2,130,358	—	$2,279	$770,839	$4,870,395
Treasury Trust Fund	—	$261,101	—	$93,731	—	—	—	—	$354,832
MuniFund	—	$72,940	—	—	$101,464	—	$79,493	$337,330	$591,227
California Money Fund	—	$14	—	$13	$198,419	—	$76,942	$30,004	$305,392
New York Money Fund	—	$13,948	—	$537	$23,815	—	$58,116	$10,205	$106,621

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included in the Statements of Operations as fees paid indirectly.

Pursuant to the transfer agent agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Funds. For its services, PNCGIS receives an annual fee of $1,750,000 for the first 40 share classes of the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

The Funds may receive earnings credits related to cash balances in accounts maintained with PNCGIS which are included in the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse BIMC for compensation paid to the Trust’s Chief Compliance Officer.

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Notes to Financial Statements (continued)

3. Income Tax Information

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of October 31, 2009 attributable to the use of equalization, nondeductible expenses and the reclassifications of distributions paid were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Federal Trust Fund	—	$(37,020)	$37,020
FedFund	—	$137	$(137)
TempCash	—	$37	$(37)
TempFund	—	$(29)	$29
Treasury Trust	—	$(175,799)	$175,799
MuniCash	$206	—	$(206)
California Money Fund	$102,126	—	$(102,126)
New York Money Fund	$17,130	—	$(17,130)

The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 were as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total Distribution
Federal Trust Fund
10/31/09	—	$2,001,417	—	$2,001,417
10/31/08	—	$14,319,988	—	$14,319,988
FedFund
10/31/09	—	$59,613,100	—	$59,613,100
10/31/08	—	$248,196,372	—	$248,196,372
TempCash
10/31/09	—	$76,515,419	—	$76,515,419
10/31/08	—	$443,165,942	—	$443,165,942
TempFund
10/31/09	—	$546,360,992	—	$546,360,992
10/31/08	—	$2,126,048,640	—	$2,126,048,640
T-Fund
10/31/09	—	$17,576,397	—	$17,576,397
10/31/08	—	$222,088,045	—	$222,088,045
Treasury Trust Fund
10/31/09	—	$6,861,267	—	$6,861,267
10/31/08	—	$76,549,691	—	$76,549,691
MuniCash
10/31/09	$4,468,372	$206	—	$4,468,578
10/31/08	$21,460,377	$31,269	$725	$21,492,371
MuniFund
10/31/09	$26,255,866	—	—	$26,255,866
10/31/08	$100,409,725	—	$10,249	$100,419,974
California Money Fund
10/31/09	$2,786,181	$70,227	$31,899	$2,888,307
10/31/08	$22,561,831	$55,972	$153,048	$22,770,851
New York Money Fund
10/31/09	$1,890,118	$2,933	$14,197	$1,907,248
10/31/08	$14,787,249	$8,193	$19,049	$14,814,491

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of October 31, 2009, the components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Net Unrealized (Losses)*	Total Accumulated Net Earnings (Losses)
Federal Trust Fund	—	$130,552	—	—	—	$130,552
FedFund	—	$1,187,011	$41,060	—	—	$1,228,071
TempCash	—	$203,913	$58,747	—	—	$262,660
TempFund	—	$220,208	$269,094	—	—	$489,302
T-Fund	—	$652,701	—	—	—	$652,701
Treasury Trust Fund	—	$374,715	—	—	$(443)	$374,272
MuniCash	$10,031	$215	—	—	—	$10,246
MuniFund	$2,306	—	—	$(74,027)	$(9,129)	$(80,850)
California Money Fund	$160	$4,168	$1,893	—	—	$6,221
New York Money Fund	$18	$565	$2,738	—	—	$3,321

*	The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	93

Notes to Financial Statements (continued)

As of October 31, 2009, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,
	2016	2017	Total
MuniFund	$3,654	$70,373	$74,027

4. Concentration, Market and Credit Risk:

The California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the fund.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in shares for each year were as follows:

	Year Ended October 31, 2009	Year Ended October 31, 2008
Federal Trust Fund
Institutional
Shares sold	984,269,254	1,412,633,912
Shares issued in reinvestment of dividends and distributions	805,733	3,353,388

Total issued	985,074,987	1,415,987,300
Shares redeemed	(925,203,681)	(1,433,099,058)

Net increase (decrease)	59,871,306	(17,111,758)

Dollar
Shares sold	287,760,996	160,416,078
Shares redeemed	(436,353,466)	(34,880,338)

Net increase (decrease)	(148,592,470)	125,535,740

Administration
Shares sold	117,736	78,527,721
Shares issued in reinvestment of dividends and distributions	17	—

Total issued	117,753	78,527,721
Shares redeemed	(18,466)	(112,206,045)

Net increase (decrease)	99,287	(33,678,324)

FedFund
Institutional
Shares sold	110,693,447,799	79,057,334,178
Shares issued in reinvestment of dividends	31,925,180	127,519,479

Total issued	110,725,372,979	79,184,853,657
Shares redeemed	(107,089,142,444)	(73,468,195,640)

Net increase	3,636,230,535	5,716,658,017

Dollar
Shares sold	17,470,415,110	14,650,787,767
Shares issued in reinvestment of dividends	47,925	560,995

Total issued	17,470,463,035	14,651,348,762
Shares redeemed	(17,840,859,830)	(14,186,325,328)

Net increase (decrease)	(370,396,795)	465,023,434

Cash Management
Shares sold	2,055,257	25,065,185
Shares redeemed	(481,136)	(8,000)

Net increase	1,574,121	25,057,185

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Notes to Financial Statements (continued)

	Year Ended October 31,	Year Ended October 31,
	2009	2008
FedFund (concluded)
Cash Reserve
Shares sold	25,924,161	46,148,124
Shares issued in reinvestment of dividends	7,271	63,943

Total issued	25,931,432	46,212,067
Shares redeemed	(26,223,567)	(43,058,075)

Net increase (decrease)	(292,135)	3,153,992

Administration
Shares sold	268,601,152	132,770,877
Shares issued in reinvestment of dividends	169,567	919,311

Total issued	268,770,719	133,690,188
Shares redeemed	(291,906,738)	(40,849,055)

Net increase (decrease)	(23,136,019)	92,841,133

Select
Shares sold	399,206,808	371,520,104
Shares issued in reinvestment of dividends	125,201	2,924,514

Total issued	399,332,009	374,444,618
Shares redeemed	(384,393,842)	(306,592,084)

Net increase	14,938,167	67,852,534

Premier Choice
Shares sold	2	1
Shares issued in reinvestment of dividends	—	60

Total issued	2	61
Shares redeemed	(2,303)	(2)

Net increase (decrease)	(2,301)	59

Private Client
Shares sold	64,539,423	961,841,150
Shares issued in reinvestment of dividends	132,974	20,413,884

Total issued	64,672,397	982,255,034
Shares redeemed	(125,675,219)	(1,648,679,091)

Net decrease	(61,002,822)	(666,424,057)

Premier
Shares sold	517,263,397	429,146,939
Shares issued in reinvestment of dividends	129,086	3,425,886

Total issued	517,392,483	432,572,825
Shares redeemed	(522,852,942)	(434,424,099)

Net decrease	(5,460,459)	(1,851,274)

TempCash
Institutional
Shares sold	78,439,530,022	184,415,331,170
Shares issued in reinvestment of dividends	30,630,738	184,360,451

Total issued	78,470,160,760	184,599,691,621
Shares redeemed	(77,552,711,167)	(189,947,768,587)

Net increase (decrease)	917,449,593	(5,348,076,966)

Dollar
Shares sold	840,330,945	1,959,475,970
Shares issued in reinvestment of dividends	5,727,072	29,310,966

Total issued	846,058,017	1,988,786,936
Shares redeemed	(978,591,665)	(1,981,439,443)

Net increase (decrease)	(132,533,648)	7,347,493

Cash Management
Shares sold	478,587	1,097,852
Shares issued in reinvestment of dividends	294	4,418

Total issued	478,881	1,102,270
Shares redeemed	(553,753)	(1,223,548)

Net decrease	(74,872)	(121,278)

Administration
Shares sold	17,870,932	168,940,908
Shares issued in reinvestment of dividends	425,786	1,075,553

Total issued	18,296,718	170,016,461
Shares redeemed	(17,688,963)	(119,976,184)

Net increase	607,755	50,040,277

TempFund
Institutional
Shares sold	489,959,199,414	721,474,118,376
Shares issued in reinvestment of dividends	258,968,113	850,361,820

Total issued	490,218,167,527	722,324,480,196
Shares redeemed	(475,299,852,929)	(729,175,224,402)

Net increase (decrease)	14,918,314,598	(6,850,744,206)

Dollar
Shares sold	54,879,841,800	53,588,381,827
Shares issued in reinvestment of dividends	1,414,566	11,988,862

Total issued	54,881,256,366	53,600,370,689
Shares redeemed	(57,643,242,895)	(53,360,866,306)

Net increase (decrease)	(2,761,986,529)	239,504,383

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	95

Notes to Financial Statements (continued)

	Year Ended October 31, 2009	Year Ended October 31, 2008
TempFund (continued)
Cash Management
Shares sold	3,430,987,932	3,499,675,768
Shares issued in reinvestment of dividends	2,237,252	11,515,274

Total issued	3,433,225,184	3,511,191,042
Shares redeemed	(3,753,010,052)	(3,079,610,503)

Net increase (decrease)	(319,784,868)	431,580,539

Cash Reserve
Shares sold	11,243,844	6,415,395
Shares issued in reinvestment of dividends	23,600	161,016

Total issued	11,267,444	6,576,411
Shares redeemed	(5,388,104)	(8,233,782)

Net increase (decrease)	5,879,340	(1,657,371)

Administration
Shares sold	3,705,268,799	2,233,271,356
Shares issued in reinvestment of dividends	3,274,869	13,208,205

Total issued	3,708,543,668	2,246,479,561
Shares redeemed	(3,781,567,310)	(2,008,739,488)

Net increase (decrease)	(73,023,642)	237,740,073

Select
Shares sold	469,598,919	875,710,194
Shares issued in reinvestment of dividends	2,910,051	24,864,404

Total issued	472,508,970	900,574,598
Shares redeemed	(566,588,989)	(866,055,910)

Net increase (decrease)	(94,080,019)	34,518,688

Premier Choice
Shares sold	—	2,000
Shares issued in reinvestment of dividends	4	34

Total issued	4	2,034
Shares redeemed	(2,038)	—

Net increase (decrease)	(2,034)	2,034

Private Client
Shares sold	60,671,469	1,179,857,012
Shares issued in reinvestment of dividends	592,933	41,453,182

Total issued	61,264,402	1,221,310,194
Shares redeemed	(179,729,951)	(2,638,695,562)

Net decrease	(118,465,549)	(1,417,385,368)

Premier
Shares sold	554,000,983	893,227,246
Shares issued in reinvestment of dividends	1,623,543	14,984,460

Total issued	555,624,526	908,211,706
Shares redeemed	(673,850,919)	(1,078,872,949)

Net decrease	(118,226,393)	(170,661,243)

T-Fund
Institutional
Shares sold	50,946,396,159	93,029,708,312
Shares issued in reinvestment of dividends and distributions	9,038,228	81,827,689

Total issued	50,955,434,387	93,111,536,001
Shares redeemed	(63,625,498,901)	(80,969,211,548)

Net increase (decrease)	(12,670,064,514)	12,142,324,453

Dollar
Shares sold	3,799,231,462	9,038,972,427
Shares issued in reinvestment of dividends and distributions	8,790	1,762,579

Total issued	3,799,240,252	9,040,735,006
Shares redeemed	(4,433,208,460)	(8,843,216,369)

Net increase (decrease)	(633,968,208)	197,518,637

Cash Management
Shares sold	947,483,646	1,766,282,201
Shares issued in reinvestment of dividends and distributions	3,152	389,045

Total issued	947,486,798	1,766,671,246
Shares redeemed	(1,020,064,697)	(1,775,569,076)

Net decrease	(72,577,899)	(8,897,830)

Administration
Shares sold	682,402,354	709,619,340
Shares issued in reinvestment of dividends and distributions	23,292	1,403,178

Total issued	682,425,646	711,022,518
Shares redeemed	(688,080,568)	(750,795,309)

Net decrease	(5,654,922)	(39,772,791)

Select
Shares sold	371,527,664	309,825,317
Shares issued in reinvestment of dividends and distributions	116,058	280,941

Total issued	371,643,722	310,106,258
Shares redeemed	(357,326,821)	(91,337,298)

Net increase	14,316,901	218,768,960

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Notes to Financial Statements (continued)

	Year Ended October 31, 2009	Year Ended October 31, 2008
T-Fund (concluded)
Premier Choice
Shares sold	—	2
Shares issued in reinvestment of dividends and distributions	—	10

Total issued	—	12
Shares redeemed	(513)	(1)

Net increase (decrease)	(513)	11

Private Client
Shares sold	158,238	95,324,135
Shares issued in reinvestment of dividends and distributions	183	263,281

Total issued	158,421	95,587,416
Shares redeemed	(618,754)	(95,127,863)

Net increase (decrease)	(460,333)	459,553

Premier
Shares sold	402,518,353	1,068,599,351
Shares issued in reinvestment of dividends and distributions	85,761	1,617,529

Total issued	402,604,114	1,070,216,880
Shares redeemed	(487,535,696)	(881,000,860)

Net increase (decrease)	(84,931,582)	189,216,020

Treasury Trust Fund
Institutional
Shares sold	13,281,681,809	27,371,400,838
Shares issued in reinvestment of dividends and distributions	2,930,304	24,011,033

Total issued	13,284,612,113	27,395,411,871
Shares redeemed	(15,723,328,803)	(23,097,095,356)

Net increase (decrease)	(2,438,716,690)	4,298,316,515

Dollar
Shares sold	897,587,030	4,050,944,773
Shares issued in reinvestment of dividends and distributions	98,427	2,782,386

Total issued	897,685,457	4,053,727,159
Shares redeemed	(1,423,051,001)	(3,594,255,472)

Net increase (decrease)	(525,365,544)	459,471,687

Cash Management
Shares sold	127,066,983	489,345,295
Shares issued in reinvestment of dividends and distributions	2,857	55,977

Total issued	127,069,840	489,401,272
Shares redeemed	(193,989,105)	(434,261,764)

Net increase (decrease)	(66,919,265)	55,139,508

Administration
Shares sold	136,864,251	491,990,851
Shares issued in reinvestment of dividends and distributions	14,425	13,712

Total issued	136,878,676	492,004,563
Shares redeemed	(233,404,331)	(354,675,766)

Net increase (decrease)	(96,525,655)	137,328,797

MuniCash
Institutional
Shares sold	3,065,914,758	7,042,368,123
Shares issued in reinvestment of dividends	639,942	4,066,570

Total issued	3,066,554,700	7,046,434,693
Shares redeemed	(2,644,524,179)	(7,506,742,426)

Net increase (decrease)	422,030,521	(460,307,733)

Dollar
Shares sold	476,869,570	426,326,753
Shares issued in reinvestment of dividends	429,142	1,815,415

Total issued	477,298,712	428,142,168
Shares redeemed	(432,479,857)	(423,950,727)

Net increase	44,818,855	4,191,441

Cash Reserve
Shares issued in reinvestment of dividends	—	49
Shares redeemed	—	(10,138)

Net decrease	—	(10,089)

Administration
Shares sold	—	94,071
Shares issued in reinvestment of dividends	—	1,373

Total issued	—	95,444
Shares redeemed	—	(353,026)

Net decrease	—	(257,582)

MuniFund
Institutional
Shares sold	17,527,939,882	17,929,825,791
Shares issued in reinvestment of dividends	11,041,369	34,275,232

Total issued	17,538,981,251	17,964,101,023
Shares redeemed	(16,140,356,236)	(17,446,084,102)

Net increase	1,398,625,015	518,016,921

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	97

Notes to Financial Statements (continued)

	Year Ended October 31, 2009	Year Ended October 31, 2008
MuniFund (continued)
Dollar
Shares sold	1,487,407,112	1,592,269,711
Shares issued in reinvestment of dividends	5,028	78,903

Total issued	1,487,412,140	1,592,348,614
Shares redeemed	(1,434,387,645)	(1,604,779,332)

Net increase (decrease)	53,024,495	(12,430,718)

Cash Management
Shares sold	108,671,984	441,347,734
Shares issued in reinvestment of dividends	28,421	139,950

Total issued	108,700,405	441,487,684
Shares redeemed	(165,465,429)	(349,982,370)

Net increase (decrease)	(56,765,024)	91,505,314

Administration
Shares sold	1,123,800,795	1,134,047,567
Shares issued in reinvestment of dividends	—	1,599

Total issued	1,123,800,795	1,134,049,166
Shares redeemed	(903,681,284)	(966,197,298)

Net increase	220,119,511	167,851,868

Select
Shares sold	73,763,803	263,582,876
Shares issued in reinvestment of dividends	24,380	551,945

Total issued	73,788,183	264,134,821
Shares redeemed	(69,051,024)	(277,104,408)

Net increase (decrease)	4,737,159	(12,969,587)

Premier Choice
Shares issued in reinvestment of dividends	2	52
Shares redeemed	(2,322)	—

Net increase (decrease)	(2,320)	52

Private Client
Shares sold	49,879,124	1,853,338,510
Shares issued in reinvestment of dividends	57,468	5,251,533

Total issued	49,936,592	1,858,590,043
Shares redeemed	(73,604,132)	(2,122,684,946)

Net decrease	(23,667,540)	(264,094,903)

Premier
Shares sold	426,480,568	2,217,554,868
Shares issued in reinvestment of dividends	449,354	4,758,066

Total issued	426,929,922	2,222,312,934
Shares redeemed	(407,966,207)	(2,351,640,899)

Net increase (decrease)	18,963,715	(129,327,965)

California Money Fund
Institutional
Shares sold	3,224,218,705	4,410,816,255
Shares issued in reinvestment of dividends	334,966	2,958,238

Total issued	3,224,553,671	4,413,774,493
Shares redeemed	(3,434,762,779)	(4,522,858,065)

Net decrease	(210,209,108)	(109,083,572)

Dollar
Shares sold	168,729,228	234,239,003
Shares issued in reinvestment of dividends	12,362	283,295

Total issued	168,741,590	234,522,298
Shares redeemed	(160,008,233)	(272,341,271)

Net increase (decrease)	8,733,357	(37,818,973)

Cash Management
Shares sold	64,946	87,093
Shares issued in reinvestment of dividends	25	220,897

Total issued	64,971	307,990
Shares redeemed	(118,520)	(21,532,583)

Net decrease	(53,549)	(21,224,593)

Administration
Shares sold	3,812,223	7,605,228
Shares redeemed	(3,554,410)	(12,159,115)

Net increase (decrease)	257,813	(4,553,887)

Select
Shares sold	60,301,019	211,508,539
Shares issued in reinvestment of dividends	19,211	554,948

Total issued	60,320,230	212,063,487
Shares redeemed	(62,986,485)	(204,372,635)

Net increase (decrease)	(2,666,255)	7,690,852

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Notes to Financial Statements (continued)

	Year Ended October 31, 2009	Year Ended October 31, 2008
California Money Fund (concluded)
Premier Choice
Shares sold	—	1
Shares issued in reinvestment of dividends	1	43

Total issued	1	44
Shares redeemed	(2,154)	(102)

Net decrease	(2,153)	(58)

Private Client
Shares sold	25,376,726	2,026,470,555
Shares issued in reinvestment of dividends	18,344	3,539,877

Total issued	25,395,070	2,030,010,432
Shares redeemed	(44,333,968)	(2,201,635,918)

Net decrease	(18,938,898)	(171,625,486)

Premier
Shares sold	65,960,200	236,294,729
Shares issued in reinvestment of dividends	11,477	427,427

Total issued	65,971,677	236,722,156
Shares redeemed	(73,405,255)	(269,121,633)

Net decrease	(7,433,578)	(32,399,477)

New York Money Fund
Institutional
Shares sold	1,847,526,694	2,513,067,003
Shares issued in reinvestment of dividends	331,356	2,086,145

Total issued	1,847,858,050	2,515,153,148
Shares redeemed	(1,878,324,045)	(2,481,265,763)

Net increase (decrease)	(30,465,995)	33,887,385

Dollar
Shares sold	18,106,622	9,379,389
Shares issued in reinvestment of dividends	17,162	123,987

Total issued	18,123,784	9,503,376
Shares redeemed	(22,273,230)	(10,994,523)

Net decrease	(4,149,446)	(1,491,147)

Cash Management
Shares sold	23,635,274	105,000,472
Shares redeemed	(36,733,888)	(100,003,872)

Net increase (decrease)	(13,098,614)	4,996,600

Administration
Shares sold	12,598,067	12,210,584
Shares redeemed	(16,188,394)	(9,785,037)

Net increase (decrease)	(3,590,327)	2,425,547

Select
Shares sold	13,179,439	30,129,602
Shares issued in reinvestment of dividends	3,199	114,364

Total issued	13,182,638	30,243,966
Shares redeemed	(14,843,480)	(30,327,264)

Net decrease	(1,660,842)	(83,298)

Premier Choice
Shares sold	—	398
Shares issued in reinvestment of dividends	2	1,902

Total issued	2	2,300
Shares redeemed	(2,257)	(641,144)

Net decrease	(2,255)	(638,844)

Private Client
Shares sold	24,383,220	1,138,421,892
Shares issued in reinvestment of dividends	16,171	2,768,120

Total issued	24,399,391	1,141,190,012
Shares redeemed	(31,721,580)	(1,302,662,782)

Net decrease	(7,322,189)	(161,472,770)

Premier
Shares sold	10,419,285	76,990,279
Shares issued in reinvestment of dividends	4,053	134,140

Total issued	10,423,338	77,124,419
Shares redeemed	(10,388,794)	(88,959,023)

Net increase (decrease)	34,544	(11,834,604)

6. Federal Insurance:

The Funds participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event the Funds’ net asset value fell below $0.995 per share, shareholders in the Funds would have had federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Funds as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Funds paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The program had been extended through September 18, 2009 and all of the Funds, except T-Fund and Treasury Trust Fund, had opted to participate in the extension period and paid an additional fee of 0.015% of the respective Fund’s net asset value as of September 19, 2008, for the period May 1, 2009 through September

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	99

Notes to Financial Statements (concluded)

18, 2009. The participation fee for the period November 1, 2008 to September 18, 2009 is included in federal insurance in the Statements of Operations. These fees are not ordinary expenses and are not subject to the contractual agreement to reduce fees and reimburse expenses.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through December 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Liquidity Funds (the “Funds”) comprising of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the BlackRock Liquidity Funds as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 23, 2009

Important Tax Information (Unaudited)

All of the net investment income distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund during the taxable year ended October 31, 2009 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, and Treasury Trust Fund for the fiscal year ended October 31, 2009:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents

	Month Paid:
	November 2008 - December 2008		January 2009 - October 2009
TempFund	100.00	%*	97.49	%*
TempCash	100.00	%*	96.63	%*
FedFund	100.00	%*	100.00	%*
T-Fund	100.00	%*	100.00	%*
Federal Trust Fund	100.00	%*	100.00	%*
Treasury Trust Fund	100.00	%*	100.00	%*

Federal Obligation Interest**

TempFund	3.69%
TempCash	3.89%
FedFund	31.71%
T-Fund	41.12%
Federal Trust Fund	98.65%
Treasury Trust Fund	100.00%

*	Represents the portion of the taxable ordinary dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

**	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in Federal obligations at the end of each fiscal quarter.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	101

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Manager”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”).

Activities and Composition of the Board

The Board of the Trust consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Advisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Portfolio by the personnel of the Manager and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Advisory Agreement, including the services and support provided by the Manager to the Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to the Manager and its affiliates by the Portfolios for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) each Portfolio’s operating expenses; (d) the resources devoted to and compliance reports relating to each Portfolio’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by the Manager and its affiliates; (g) the Manager’s and other service providers’ internal controls; (h) the Manager’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) the Manager’s implementation of the Trust’s valuation and liquidity procedures; and (k) periodic updates on the business of the Manager and its affiliates.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Advisory Agreement. The Board is engaged in an ongoing process with the Manager to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Portfolio’s fees and expenses, and the investment performance of each Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Advisory Agreement to the Manager and its affiliates and a discussion of fall-out benefits to the Manager and its affiliates and significant shareholders; (c) a general analysis provided by the Manager concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Portfolio to the Manager; (f) sales and redemption data regarding each Portfolio’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Advisory Agreement. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented the Manager with questions and requests for additional information and the Manager responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

At an in-person meeting held on May 21-22, 2009, the Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Portfolio for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to each Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by the Manager; (b) the investment performance of each Portfolio and the Manager’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Manager and certain affiliates from their relationship with the Portfolios; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to the Manager or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of the Portfolios’ portfolio holdings, direct

102	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement

and indirect benefits to the Manager and its affiliates and significant shareholders from their relationship with the Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of the Manager’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by the Manager, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with the Manager’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of the Manager’s investment personnel generally and each Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, the Manager’s portfolio trading capabilities, the Manager’s use of technology, the Manager’s commitment to compliance and the Manager’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of the Manager’s compensation structure with respect to each Portfolio’s portfolio management team and the Manager’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Portfolio. The Manager and its affiliates and significant shareholders provide the Portfolios with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Portfolios. In addition to investment advisory services, the Manager and its affiliates provide the Portfolios with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Trust, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of the Manager’s fund administration, accounting, legal and compliance departments and considered the Manager’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolios and the Manager: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Manager, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to a representative group of similar funds as determined by Lipper and to all funds in the Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years

The Board noted that, in general, each Portfolio performed better than its respective Peers in that each Portfolio’s performance was at or above the median of its respective Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by the Manager and its Affiliates from their Relationship with the Portfolios: The Board, including the Independent Board Members, reviewed each Portfolio’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared each Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by the Manager to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to the Manager’s financial condition and profitability with respect to the services it provided the Portfolios. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Manager for services provided to the Portfolios. The Board reviewed the profitability of the Manager and its affiliates with respect to each Portfolio and other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed the profitability of the Manager and its affiliates with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed the Manager’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	103

Disclosure of Investment Advisory Agreement

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered the operating margins of the Manager and its affiliates, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for the Manager and/or its affiliates with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing the operating margins of the Manager and its affiliates with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Portfolios by the Manager, and the Manager’s and its affiliates’ profits relating to the management and distribution of the Portfolios and the other funds advised by the Manager and its affiliates. As part of its analysis, the Board reviewed the Manager’s methodology in allocating its costs to the management of each Portfolio. The Board also considered whether the Manager has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that New York Money Fund’s contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by its Peers.

The Board noted that, although the contractual advisory fees of each of California Money Fund and MuniCash were above the median of its respective Peers, each Portfolio’s actual advisory fees were lower than or equal to the median of its Peers.

The Board noted that, although the contractual advisory fees of each of Federal Trust Fund and MuniFund were above the median of its respective Peers, each Portfolio’s actual total expenses were lower than or equal to the median of its Peers.

The Board noted that, although the contractual advisory fees of each of FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund were above the median of its respective Peers, each Portfolio’s actual and/or contractual management fees were lower than or equal to the median of its Peers.

The Board noted that each Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board also noted that the Manager has contractually agreed to waive fees or reimburse expenses in order to limit each Portfolio’s total net expenses on a class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of a Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable a Portfolio to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the fund complex advised by the Manager and its affiliates share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Manager’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that the Manager or its affiliates and significant shareholders may derive from its relationship with the Portfolios, both tangible and intangible, such as the Manager’s ability to leverage its investment professionals who manage other portfolios, an increase in the Manager’s profile in the investment advisory community, and the engagement of the Manager’s affiliates and significant shareholders as service providers to the Portfolios, including for administrative, transfer agency and distribution services. The Board also noted that the Manager may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Advisory Agreement, the Board also received information regarding the Manager’s brokerage and soft dollar practices. The Board received reports from the Manager which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Portfolios and their shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Portfolio reflect the results of several years of review by the

104	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement (concluded)

Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and the Manager. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	105

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 RICs consisting of 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board and Trustee	Since 1999	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 RICs consisting of 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	34 RICs consisting of 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 RICs consisting of 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	34 RICs consisting of 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 RICs consisting of 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	34 RICs consisting of 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 RICs consisting of 81 Portfolios	None

106	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Trustee, State Street Research Mutual Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	34 Funds 81 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Date shown is the earliest date a person has served as a trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.	171 RICs consisting of 282 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	171 RICs consisting of 282 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	107

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	President and Chief Executive Officer	Since 2009	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Richard Hoerner, CFA 40 East 52nd Street New York, NY 10022 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005; Director of BlackRock, Inc. since 1998.

Jeffery Holland, CFA 40 East 52nd Street New York, NY 10022 1971	Vice President	Since 2009	Director of BlackRock, Inc. since 2006; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 40 East 52nd Street New York, NY 10022 1977	Vice President	Since 2009	Director of BlackRock, Inc. since 2008; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008; Associate of BlackRock, Inc. from 2002 to 2004.

Simon Mendelson 40 East 52nd Street New York, NY 10022 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 40 East 52nd Street New York, NY 10022 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakas, CFA 40 East 52nd Street New York, NY 10022 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, LLC from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

108	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Officers and Trustees (concluded)

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Trust retired. The Trust’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Trust and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Trust.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson, and Christopher Stavrakos became Vice Presidents of the Trust.

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Investment Advisor and Administrator

BlackRock Institutional

Management Corporation

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Distributor

BlackRock Investments, LLC

New York, NY 10022

Sub-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	109

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com ; and (3) on the Securities and Exchange Commission’s (the “SEC”) at website http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust voted proxies relating to securities held in each Trust’s portfolios during the most recent 12 month period ended June 30 is available, upon request and without charge (1) at www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s Forms N-Q may also be obtained, upon request, by calling (800) 441-7762.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information.

BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

110	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009

Additional Information

Section 19 Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Portfolio’s investment experience during the year and may be subject to changes based on the tax regulations. Each Portfolio will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Federal Trust	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Administration	$0.000194913	$0.000205289	—	$0.000400202	49%	51%	0%	100%
Dollar	$0.002605800	$0.000205289	—	$0.002811089	93%	7%	0%	100%
Institutional	$0.004295286	$0.000205289	—	$0.004500575	95%	5%	0%	100%

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
FedFund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Administration	$0.003200060	$0.000013077	—	$0.003213137	100%	0%	0%	100%
Cash Management	$0.001224974	$0.000013077	—	$0.001238051	99%	1%	0%	100%
Cash Reserve	$0.001551373	$0.000013077	—	$0.001564450	99%	1%	0%	100%
Dollar	$0.002173983	$0.000013077	—	$0.002187060	99%	1%	0%	100%
Institutional	$0.004179776	$0.000013077	—	$0.004192853	100%	0%	0%	100%
Premier	$0.001284635	$0.000013077	—	$0.001297712	99%	1%	0%	100%
Private Client	$0.001284888	$0.000013077		$0.001297965	99%	1%	0%	100%
Select	$0.000701376	$0.000013077		$0.000714453	98%	2%	0%	100%

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
T-Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Administration	$0.000521358	$0.000106523	—	$0.000627881	83%	17%	0%	100%
Cash Management	$0.000069329	$0.000106523	—	$0.000175852	39%	61%	0%	100%
Dollar	$0.000200146	$0.000106523	—	$0.000306669	65%	35%	0%	100%
Institutional	$0.001173194	$0.000106523	—	$0.001279717	92%	8%	0%	100%
Premier	$0.000328932	$0.000106523	—	$0.000435455	76%	24%	0%	100%
Private Client	$0.000329501	$0.000106523	—	$0.000436024	76%	24%	0%	100%
Select	$0.000328941	$0.000106523	—	$0.000435464	76%	24%	0%	100%

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Treasury Trust	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Administration	$0.000492086	$0.000251288	—	$0.000743374	66%	34%	0%	100%
Cash Management	$0.000014917	$0.000251288	—	$0.000266205	6%	94%	0%	100%
Dollar	$0.000221075	$0.000251288	—	$0.000472363	47%	53%	0%	100%
Institutional	$0.000842040	$0.000251288	—	$0.001093328	77%	23%	0%	100%

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2009	111

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-A-001/2009

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$20,900	$20,800	$0	$0	$6,100	$6,100	$733	$749
Federal Trust Fund	$20,900	$20,800	$0	$0	$6,100	$6,100	$733	$749
FedFund	$23,100	$23,000	$4,500	$4,500	$6,100	$6,100	$733	$749
MuniCash	$20,900	$23,000	$0	$0	$6,100	$6,100	$733	$749
MuniFund	$23,100	$23,000	$0	$0	$6,100	$6,100	$733	$749
New York Money Fund	$20,900	$20,800	$0	$0	$6,100	$6,100	$733	$749
TempCash	$23,100	$23,000	$0	$0	$6,100	$6,100	$733	$749
TempFund	$30,100	$30,000	$4,500	$4,500	$6,100	$6,100	$733	$749
T-Fund	$23,100	$23,000	$0	$0	$6,100	$6,100	$733	$749
Treasury Trust Fund	$23,100	$23,000	$0	$0	$6,100	$6,100	$733	$749

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$414,333	$411,848
Federal Trust Fund	$414,333	$411,848
FedFund	$418,833	$416,348
MuniCash	$414,333	$411,848
MuniFund	$414,333	$411,848
New York Money Fund	$414,333	$411,848
TempCash	$414,333	$411,848
TempFund	$418,833	$416,348
T-Fund	$414,333	$411,848
Treasury Trust Fund	$414,333	$411,848

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Liquidity Funds

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: December 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: December 21, 2009